UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Tax-Managed Balanced Fund Admiral™ Shares - VTMFX

Vanguard Tax-Managed Capital Appreciation Fund Admiral™ Shares - VTCLX

Vanguard Tax-Managed Capital Appreciation Fund Institutional Shares - VTCIX

Vanguard Tax-Managed Small-Cap Fund Admiral™ Shares - VTMSX

Vanguard Tax-Managed Small-Cap Fund Institutional Shares - VTSIX

Vanguard Tax-Managed Balanced Fund
Admiral™ Shares (VTMFX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund lagged its benchmark. The modest underperformance was the result of a purposeful overweight to municipal bonds in order to ensure the Fund maintained its tax-exempt status.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The Federal Reserve lowered rates three times.
  U.S. stocks delivered robust returns, with growth stocks performing a little better than value stocks. Seven out of 11 industry sectors posted double-digit gains, with technology and basic materials the top performers.
  Municipal bonds returned less than the taxable investment-grade bond market.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance e or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	11.28%	7.33%	8.40%
Tax-Managed Balanced Composite Index	11.69%	7.61%	8.71%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$11,524
Number of Portfolio Holdings	4,501
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$210
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	0.6%
Consumer Discretionary	6.2%
Consumer Staples	1.5%
Energy	1.3%
Financials	4.7%
Health Care	4.0%
Industrials	5.2%
Other	0.1%
Real Estate	0.9%
Technology	17.1%
Telecommunications	0.7%
Utilities	1.1%
Tax-Exempt Municipal Bonds	56.2%
Other Assets and Liabilities—Net	0.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR103

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares (VTCLX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All sectors within the index posted positive returns for the 12 months, with seven of 11 posting double-digit gains. Technology contributed most to results.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	17.44%	13.58%	14.64%
Russell 1000 Index	17.37%	13.59%	14.59%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,154
Number of Portfolio Holdings	847
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$412
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.4%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	2.9%
Financials	10.9%
Health Care	9.2%
Industrials	11.9%
Real Estate	2.0%
Technology	39.4%
Telecommunications	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5102

Vanguard Tax-Managed Capital Appreciation Fund
Institutional Shares (VTCIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  All sectors within the index posted positive returns for the 12 months, with seven of 11 posting double-digit gains. Technology contributed most to results.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	17.48%	13.61%	14.67%
Russell 1000 Index	17.37%	13.59%	14.59%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,154
Number of Portfolio Holdings	847
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$412
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	1.4%
Consumer Discretionary	14.4%
Consumer Staples	3.6%
Energy	2.9%
Financials	10.9%
Health Care	9.2%
Industrials	11.9%
Real Estate	2.0%
Technology	39.4%
Telecommunications	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR135

Vanguard Tax-Managed Small-Cap Fund
Admiral™ Shares (VTMSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, information technology, and financials contributed most to the benchmark’s return. Consumer discretionary, energy, and consumer staples detracted most from the benchmark’s performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	5.93%	7.29%	9.72%
S&P SmallCap 600 Index	6.02%	7.31%	9.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$9,418
Number of Portfolio Holdings	599
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$149
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	3.0%
Consumer Discretionary	13.3%
Consumer Staples	2.4%
Energy	4.4%
Financials	18.7%
Health Care	12.1%
Industrials	17.1%
Information Technology	14.0%
Materials	5.4%
Real Estate	7.3%
Utilities	2.1%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR116

Vanguard Tax-Managed Small-Cap Fund
Institutional Shares (VTSIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Six of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Industrials, information technology, and financials contributed most to the benchmark’s return. Consumer discretionary, energy, and consumer staples detracted most from the benchmark’s performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.96%	7.32%	9.75%
S&P SmallCap 600 Index	6.02%	7.31%	9.81%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$9,418
Number of Portfolio Holdings	599
Portfolio Turnover Rate	18%
Total Investment Advisory Fees (in thousands)	$149
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	3.0%
Consumer Discretionary	13.3%
Consumer Staples	2.4%
Energy	4.4%
Financials	18.7%
Health Care	12.1%
Industrials	17.1%
Information Technology	14.0%
Materials	5.4%
Real Estate	7.3%
Utilities	2.1%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR118

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$162,000	$163,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$162,000	$163,000

(e)          (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)          Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)          For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Tax-Managed Capital Appreciation Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	24
Tax information	25

Tax-Managed Capital Appreciation Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	205,547	87,643
	Newmont Corp.	352,984	35,245
	Ecolab Inc.	132,860	34,878
	Freeport-McMoRan Inc.	536,716	27,260
	Fastenal Co.	522,914	20,985
	Alcoa Corp.	363,031	19,291
	Air Products and Chemicals Inc.	77,137	19,054
	Southern Copper Corp.	113,722	16,316
	Avery Dennison Corp.	69,687	12,675
	Albemarle Corp.	89,152	12,610
	Reliance Inc.	43,502	12,566
	Anglogold Ashanti plc	119,360	10,179
	Steel Dynamics Inc.	59,902	10,150
	Nucor Corp.	60,321	9,839
	Royal Gold Inc.	31,085	6,910
	Huntsman Corp.	673,093	6,731
*	RBC Bearings Inc.	14,101	6,323
*	MP Materials Corp.	99,229	5,013
*	Solstice Advanced Materials Inc.	103,091	5,008
	Mosaic Co.	188,237	4,535
	Element Solutions Inc.	176,547	4,412
	Celanese Corp.	101,053	4,272
	CF Industries Holdings Inc.	36,676	2,836
	Scotts Miracle-Gro Co.	47,266	2,758
*	Cleveland-Cliffs Inc.	183,794	2,441
	Hexcel Corp.	33,002	2,439
	Carpenter Technology Corp.	7,685	2,420
	International Paper Co.	35,214	1,387
	Westlake Corp.	18,022	1,333
	Eastman Chemical Co.	11,513	735
	International Flavors & Fragrances Inc.	9,521	642
	Chemours Co.	49,158	580
	NewMarket Corp.	39	27
	Timken Co.	248	21
			389,514
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	4,126,576	952,496
*	Tesla Inc.	1,221,642	549,397
	Walmart Inc.	1,925,328	214,501
*	Netflix Inc.	1,918,670	179,894
	Costco Wholesale Corp.	192,504	166,004
	Home Depot Inc.	401,901	138,294
	Walt Disney Co.	805,429	91,634
	McDonald's Corp.	277,959	84,953
	Booking Holdings Inc.	14,559	77,968
*	Uber Technologies Inc.	866,641	70,813
	Lowe's Cos. Inc.	281,040	67,776
	TJX Cos. Inc.	409,999	62,980
*	O'Reilly Automotive Inc.	616,555	56,236
	Marriott International Inc. Class A	175,101	54,323
*	Copart Inc.	1,025,902	40,164
*	Spotify Technology SA	68,431	39,739
	Starbucks Corp.	463,608	39,040
	General Motors Co.	410,369	33,371
*	Warner Bros Discovery Inc.	1,149,790	33,137
	eBay Inc.	339,551	29,575
*	United Airlines Holdings Inc.	263,107	29,421
*	Airbnb Inc. Class A	211,981	28,770
	NIKE Inc. Class B	432,525	27,556
1

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	98,505	27,475
	Somnigroup International Inc.	304,711	27,205
*	AutoZone Inc.	7,886	26,745
	Ross Stores Inc.	146,662	26,420
	Hilton Worldwide Holdings Inc.	89,174	25,615
	DR Horton Inc.	162,652	23,427
	Electronic Arts Inc.	112,726	23,033
*	Carvana Co.	53,308	22,497
	Delta Air Lines Inc.	307,256	21,324
	Yum! Brands Inc.	140,313	21,227
*	Take-Two Interactive Software Inc.	78,407	20,075
*	Chipotle Mexican Grill Inc.	534,600	19,780
	Expedia Group Inc.	68,205	19,323
*	Live Nation Entertainment Inc.	122,564	17,465
*	ROBLOX Corp. Class A	215,068	17,427
*	AutoNation Inc.	76,111	15,715
	Target Corp.	150,660	14,727
	PulteGroup Inc.	124,533	14,603
	Estee Lauder Cos. Inc. Class A	137,373	14,386
*	Carnival Corp.	448,180	13,687
	Ford Motor Co.	1,004,914	13,184
	Lennar Corp. Class A	127,303	13,087
	Toll Brothers Inc.	93,872	12,693
	Darden Restaurants Inc.	68,336	12,575
	Hyatt Hotels Corp. Class A	76,726	12,301
*	Lululemon Athletica Inc.	56,196	11,678
	Omnicom Group Inc.	139,624	11,275
*	Rivian Automotive Inc. Class A	542,940	10,701
*	Coupang Inc.	445,384	10,507
*	Dollar Tree Inc.	84,951	10,450
*	Ulta Beauty Inc.	16,947	10,253
*	BJ's Wholesale Club Holdings Inc.	112,146	10,096
*	Liberty Media Corp.-Liberty Formula One Class C	102,072	10,055
*	Deckers Outdoor Corp.	88,061	9,129
*	Trade Desk Inc. Class A	237,931	9,032
*	NVR Inc.	1,205	8,788
	Dollar General Corp.	65,783	8,734
*	Aptiv plc	111,118	8,455
	Southwest Airlines Co.	203,056	8,392
*	Burlington Stores Inc.	28,811	8,322
*	Liberty Live Holdings Inc. Class A	94,390	7,693
	PVH Corp.	107,670	7,216
	Gentex Corp.	295,499	6,876
	Fox Corp. Class A	91,376	6,677
*	Coty Inc. Class A	2,116,216	6,518
*	Liberty Media Corp.-Liberty Formula One Class A	71,269	6,370
*	Valvoline Inc.	217,512	6,321
	Hasbro Inc.	76,898	6,306
*	MGM Resorts International	163,296	5,959
*	Planet Fitness Inc. Class A	53,344	5,786
	Ralph Lauren Corp.	16,358	5,784
*	Norwegian Cruise Line Holdings Ltd.	257,285	5,743
*	Wayfair Inc. Class A	55,476	5,570
	Tractor Supply Co.	107,300	5,366
	BorgWarner Inc.	112,717	5,079
*	Under Armour Inc. Class C	1,031,195	4,950
*	GameStop Corp. Class A	240,782	4,835
*	Floor & Decor Holdings Inc. Class A	77,483	4,718
	Garmin Ltd.	21,979	4,458
*	CarMax Inc.	114,399	4,420
*	On Holding AG Class A	89,976	4,182
	RB Global Inc.	39,397	4,053
	News Corp. Class A	153,012	3,997
*	Liberty Live Holdings Inc. Class C	46,770	3,889
*	DraftKings Inc. Class A	111,122	3,829
*	Crocs Inc.	41,988	3,591
*	Five Below Inc.	18,670	3,517
	Dick's Sporting Goods Inc.	17,342	3,433
*	American Airlines Group Inc.	222,559	3,412
*	Grand Canyon Education Inc.	20,393	3,392
2

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Genuine Parts Co.	27,506	3,382
	Las Vegas Sands Corp.	49,072	3,194
	Churchill Downs Inc.	27,700	3,152
*	Ollie's Bargain Outlet Holdings Inc.	25,066	2,747
	Wingstop Inc.	11,493	2,741
*	Bright Horizons Family Solutions Inc.	26,829	2,720
	New York Times Co. Class A	37,186	2,581
*	Alaska Air Group Inc.	49,505	2,490
	VF Corp.	131,027	2,369
*	Birkenstock Holding plc	55,844	2,284
*	Mattel Inc.	111,801	2,218
*	Lyft Inc. Class A	111,952	2,169
*	Duolingo Inc. Class A	11,713	2,056
	Domino's Pizza Inc.	4,900	2,042
	Sirius XM Holdings Inc.	95,641	1,912
*	U-Haul Holding Co.	35,567	1,793
	Choice Hotels International Inc.	18,812	1,792
*	QuantumScape Corp. Class A	170,879	1,781
	Macy's Inc.	78,848	1,739
	Tapestry Inc.	13,466	1,721
	Aramark	46,461	1,713
	Wynn Resorts Ltd.	13,988	1,683
*	Madison Square Garden Sports Corp.	6,489	1,678
	Rollins Inc.	26,651	1,600
	Pool Corp.	6,943	1,588
*	Chewy Inc. Class A	47,361	1,565
	U-Haul Holding Co. (XNYS)	33,300	1,556
	News Corp. Class B	50,143	1,486
	LKQ Corp.	49,034	1,481
	Lithia Motors Inc. Class A	3,712	1,234
*	SiteOne Landscape Supply Inc.	9,160	1,141
	Gap Inc.	42,954	1,100
*	SharkNinja Inc.	9,335	1,045
	Lennar Corp. Class B	10,972	1,044
	Williams-Sonoma Inc.	5,786	1,033
	Murphy USA Inc.	2,489	1,004
	Best Buy Co. Inc.	11,357	760
*	Amer Sports Inc.	17,988	672
*	Dutch Bros Inc. Class A	10,606	649
*	Caesars Entertainment Inc.	27,459	642
*	Etsy Inc.	10,729	595
*	Cava Group Inc.	7,222	424
	Boyd Gaming Corp.	4,055	346
*	YETI Holdings Inc.	6,572	290
	Thor Industries Inc.	381	39
	Service Corp. International	300	23
			3,917,119
Consumer Staples (3.6%)
	Procter & Gamble Co.	933,525	133,783
	Coca-Cola Co.	1,600,073	111,861
	PepsiCo Inc.	559,806	80,343
	Philip Morris International Inc.	459,056	73,633
	McKesson Corp.	66,291	54,378
*	Monster Beverage Corp.	498,663	38,232
	Cencora Inc.	108,183	36,539
	CVS Health Corp.	450,391	35,743
	Colgate-Palmolive Co.	440,492	34,808
	Mondelez International Inc. Class A	590,627	31,793
	Kroger Co.	412,017	25,743
	Corteva Inc.	340,485	22,823
*	Post Holdings Inc.	181,678	17,995
*	Boston Beer Co. Inc. Class A	90,428	17,645
	Keurig Dr Pepper Inc.	577,691	16,181
	Casey's General Stores Inc.	27,851	15,394
	Church & Dwight Co. Inc.	170,662	14,310
	Hershey Co.	78,631	14,309
	Altria Group Inc.	241,258	13,911
	Archer-Daniels-Midland Co.	232,055	13,341
	Constellation Brands Inc. Class A	94,820	13,081
3

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	156,099	11,757
	McCormick & Co. Inc. (Non-Voting)	168,532	11,479
	Kenvue Inc.	628,337	10,839
	Pilgrim's Pride Corp.	264,348	10,307
	Tyson Foods Inc. Class A	161,658	9,476
*	Performance Food Group Co.	97,402	8,758
*	Celsius Holdings Inc.	161,736	7,398
	Clorox Co.	63,509	6,404
	Ingredion Inc.	54,014	5,956
	Sysco Corp.	80,346	5,921
*	Darling Ingredients Inc.	162,905	5,865
	Coca-Cola Consolidated Inc.	37,702	5,780
*	Freshpet Inc.	89,030	5,425
*	Sprouts Farmers Market Inc.	66,872	5,328
	Hormel Foods Corp.	209,848	4,973
*	BellRing Brands Inc.	163,300	4,365
	Kimberly-Clark Corp.	43,221	4,361
	J M Smucker Co.	43,525	4,257
	Bunge Global SA	47,001	4,187
	Brown-Forman Corp. Class B	143,688	3,744
	General Mills Inc.	80,267	3,732
	Molson Coors Beverage Co. Class B	71,712	3,347
	Seaboard Corp.	662	2,942
	Reynolds Consumer Products Inc.	35,214	807
	Kraft Heinz Co.	31,037	753
	Spectrum Brands Holdings Inc.	11,875	702
	Lamb Weston Holdings Inc.	10,234	429
	Brown-Forman Corp. Class A	4,875	128
			965,266
Energy (2.9%)
	Exxon Mobil Corp.	1,798,440	216,424
	Chevron Corp.	843,547	128,565
	ConocoPhillips	612,761	57,361
	Cheniere Energy Inc.	173,517	33,730
	Marathon Petroleum Corp.	188,281	30,620
	EQT Corp.	496,689	26,623
	SLB Ltd.	680,643	26,123
	Valero Energy Corp.	155,741	25,353
	EOG Resources Inc.	235,362	24,715
	Occidental Petroleum Corp.	533,473	21,936
	Phillips 66	158,889	20,503
	Devon Energy Corp.	502,823	18,418
	Baker Hughes Co.	396,566	18,060
	Targa Resources Corp.	93,422	17,236
	Williams Cos. Inc.	283,640	17,050
	Halliburton Co.	557,227	15,747
	Diamondback Energy Inc.	89,730	13,489
*	First Solar Inc.	49,396	12,904
*	Antero Resources Corp.	355,855	12,263
	Expand Energy Corp.	107,186	11,829
	Coterra Energy Inc.	363,421	9,565
	Texas Pacific Land Corp.	26,733	7,678
	Weatherford International plc	91,735	7,179
	TechnipFMC plc	157,034	6,998
	DT Midstream Inc.	40,285	4,821
	Range Resources Corp.	108,753	3,835
	APA Corp.	144,948	3,545
	NOV Inc.	212,970	3,329
	Antero Midstream Corp.	95,607	1,701
	ONEOK Inc.	18,367	1,350
	Kinder Morgan Inc.	4,979	137
			799,087
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	884,919	444,805
	JPMorgan Chase & Co.	1,278,390	411,923
	Bank of America Corp.	3,152,321	173,378
	Morgan Stanley	741,372	131,616
	Wells Fargo & Co.	1,390,022	129,550
	Goldman Sachs Group Inc.	129,923	114,202
4

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Citigroup Inc.	778,874	90,887
	Progressive Corp.	341,238	77,707
	S&P Global Inc.	141,683	74,042
	Charles Schwab Corp.	632,535	63,197
	Chubb Ltd.	148,830	46,453
*	Robinhood Markets Inc. Class A	384,216	43,455
	Aon plc Class A	119,670	42,229
	Intercontinental Exchange Inc.	256,444	41,534
	Blackrock Inc.	36,799	39,387
	Moody's Corp.	76,633	39,148
	Ameriprise Financial Inc.	77,718	38,108
	CME Group Inc.	123,868	33,826
	Aflac Inc.	298,782	32,947
	Marsh & McLennan Cos. Inc.	173,872	32,257
	Nasdaq Inc.	321,915	31,268
	KKR & Co. Inc.	229,744	29,288
*	Arch Capital Group Ltd.	303,617	29,123
	Blackstone Inc.	184,708	28,471
	Travelers Cos. Inc.	95,557	27,717
	Brown & Brown Inc.	341,058	27,182
*	NU Holdings Ltd. Class A	1,466,337	24,546
	PNC Financial Services Group Inc.	116,531	24,324
	Arthur J Gallagher & Co.	89,279	23,104
	Apollo Global Management Inc.	158,112	22,888
	Allstate Corp.	109,659	22,826
*	Coinbase Global Inc. Class A	97,701	22,094
	American International Group Inc.	248,337	21,245
	Raymond James Financial Inc.	131,001	21,037
	MSCI Inc.	35,842	20,564
	Popular Inc.	153,360	19,096
	US Bancorp	349,547	18,652
	Assurant Inc.	76,302	18,377
	First Citizens BancShares Inc. Class A	8,394	18,015
	Bank of New York Mellon Corp.	152,862	17,746
	SLM Corp.	645,142	17,458
*	Markel Group Inc.	7,851	16,877
	Prudential Financial Inc.	140,725	15,885
	State Street Corp.	121,995	15,739
	East West Bancorp Inc.	133,603	15,016
	Fifth Third Bancorp	313,995	14,698
	Globe Life Inc.	104,117	14,562
	Interactive Brokers Group Inc. Class A	226,008	14,535
	Broadridge Financial Solutions Inc.	57,911	12,924
	MetLife Inc.	156,593	12,361
	Reinsurance Group of America Inc.	59,104	12,025
	Truist Financial Corp.	240,120	11,816
	White Mountains Insurance Group Ltd.	5,215	10,837
	Loews Corp.	101,412	10,680
	Willis Towers Watson plc	31,933	10,493
	Hartford Insurance Group Inc.	73,034	10,064
	LPL Financial Holdings Inc.	28,094	10,034
	SEI Investments Co.	120,864	9,913
	Commerce Bancshares Inc.	182,850	9,570
	Principal Financial Group Inc.	107,082	9,446
	M&T Bank Corp.	46,128	9,294
	Hanover Insurance Group Inc.	49,320	9,014
	Wintrust Financial Corp.	64,292	8,989
	Cboe Global Markets Inc.	34,996	8,784
	W R Berkley Corp.	125,066	8,770
	T. Rowe Price Group Inc.	82,881	8,485
	Zions Bancorp NA	114,794	6,720
	Rocket Cos. Inc. Class A	341,699	6,615
	MGIC Investment Corp.	208,978	6,106
	Cullen/Frost Bankers Inc.	46,275	5,860
	Jefferies Financial Group Inc.	86,956	5,389
	RenaissanceRe Holdings Ltd.	18,039	5,072
	Pinnacle Financial Partners Inc.	49,542	4,727
	BOK Financial Corp.	38,470	4,557
*	SoFi Technologies Inc.	150,535	3,941
	Kinsale Capital Group Inc.	9,700	3,794
5

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Voya Financial Inc.	48,056	3,580
	First Horizon Corp.	138,758	3,316
	Affiliated Managers Group Inc.	10,087	2,908
*	Brighthouse Financial Inc.	42,947	2,783
	Northern Trust Corp.	19,000	2,595
	Webster Financial Corp.	35,432	2,230
	Western Alliance Bancorp	25,004	2,102
	Tradeweb Markets Inc. Class A	16,890	1,816
	Fidelity National Financial Inc.	29,371	1,603
*	Credit Acceptance Corp.	3,503	1,553
	Primerica Inc.	5,531	1,429
	Assured Guaranty Ltd.	13,487	1,212
	Ares Management Corp. Class A	4,571	739
	Morningstar Inc.	1,993	433
	FactSet Research Systems Inc.	1,172	340
	Ryan Specialty Holdings Inc. Class A	6,435	332
	Unum Group	3,849	298
*	Bullish	7,810	296
	Old Republic International Corp.	4,091	187
*	Circle Internet Group Inc. Class A	1,714	136
	Prosperity Bancshares Inc.	1,807	125
	Stifel Financial Corp.	984	123
	Cincinnati Financial Corp.	737	120
	Axis Capital Holdings Ltd.	998	107
	Houlihan Lokey Inc. Class A	499	87
	Virtu Financial Inc. Class A	2,408	80
	Evercore Inc. Class A	113	38
	Everest Group Ltd.	52	18
			2,959,850
Health Care (9.2%)
	Eli Lilly & Co.	347,130	373,054
	Johnson & Johnson	1,002,356	207,438
	AbbVie Inc.	718,976	164,279
	UnitedHealth Group Inc.	380,361	125,561
	Merck & Co. Inc.	1,031,418	108,567
	Thermo Fisher Scientific Inc.	161,336	93,486
*	Intuitive Surgical Inc.	156,358	88,555
	Abbott Laboratories	695,513	87,141
	Amgen Inc.	236,221	77,317
*	Boston Scientific Corp.	754,950	71,984
	Danaher Corp.	283,318	64,857
	Gilead Sciences Inc.	494,442	60,688
*	Vertex Pharmaceuticals Inc.	118,916	53,912
	Stryker Corp.	136,271	47,895
	Medtronic plc	399,672	38,392
	Regeneron Pharmaceuticals Inc.	46,894	36,196
	Elevance Health Inc.	101,321	35,518
	Pfizer Inc.	1,417,555	35,297
	HCA Healthcare Inc.	73,647	34,383
	Bristol-Myers Squibb Co.	618,968	33,387
	Cigna Group	113,814	31,325
	Zoetis Inc.	242,846	30,555
*	Waters Corp.	61,836	23,487
*	Edwards Lifesciences Corp.	268,068	22,853
*	Alnylam Pharmaceuticals Inc.	55,289	21,986
	Cardinal Health Inc.	102,851	21,136
	Becton Dickinson & Co.	107,215	20,807
*	IDEXX Laboratories Inc.	30,554	20,671
	Labcorp Holdings Inc.	66,721	16,739
	GE HealthCare Technologies Inc.	193,279	15,853
*	Biogen Inc.	87,259	15,357
	Humana Inc.	59,958	15,357
*	United Therapeutics Corp.	30,943	15,077
*	IQVIA Holdings Inc.	64,444	14,526
*	Insmed Inc.	80,601	14,028
*	Cooper Cos. Inc.	160,825	13,181
*	Incyte Corp.	132,550	13,092
*	Ionis Pharmaceuticals Inc.	164,671	13,027
*	Natera Inc.	54,694	12,530
6

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Agilent Technologies Inc.	90,485	12,312
	Quest Diagnostics Inc.	69,169	12,003
*	Charles River Laboratories International Inc.	59,497	11,868
*	Exact Sciences Corp.	115,151	11,695
*	Dexcom Inc.	160,077	10,624
	Revvity Inc.	103,849	10,047
*	Insulet Corp.	34,469	9,797
	Bio-Techne Corp.	164,179	9,655
*	Jazz Pharmaceuticals plc	55,476	9,431
*	BioMarin Pharmaceutical Inc.	150,399	8,938
	STERIS plc	34,875	8,842
*	Centene Corp.	213,754	8,796
	Baxter International Inc.	447,087	8,544
*	Veeva Systems Inc. Class A	37,867	8,453
*	Hologic Inc.	110,450	8,227
*	Revolution Medicines Inc.	102,283	8,147
*	Illumina Inc.	60,967	7,996
	West Pharmaceutical Services Inc.	28,662	7,886
*	Tenet Healthcare Corp.	37,543	7,461
*	Moderna Inc.	246,032	7,255
	Zimmer Biomet Holdings Inc.	78,875	7,092
*	Penumbra Inc.	22,171	6,893
	Bruker Corp.	134,767	6,349
	ResMed Inc.	24,306	5,855
*	Neurocrine Biosciences Inc.	40,804	5,787
*	Align Technology Inc.	36,988	5,776
	Viatris Inc.	461,678	5,748
*	Envista Holdings Corp.	259,837	5,641
*	Elanco Animal Health Inc.	235,886	5,338
	Universal Health Services Inc. Class B	23,418	5,106
*	Exelixis Inc.	113,574	4,978
*	Globus Medical Inc. Class A	54,908	4,794
*	Molina Healthcare Inc.	27,330	4,743
*	Solventum Corp.	56,521	4,479
	Teleflex Inc.	34,279	4,183
*	Roivant Sciences Ltd.	169,645	3,681
*	Henry Schein Inc.	46,501	3,515
*	Viking Therapeutics Inc.	95,630	3,364
*	Bio-Rad Laboratories Inc. Class A	8,853	2,682
*	Ultragenyx Pharmaceutical Inc.	114,459	2,633
	Encompass Health Corp.	24,560	2,607
*	Masimo Corp.	18,827	2,449
*	Tempus AI Inc.	34,397	2,031
*	Halozyme Therapeutics Inc.	28,819	1,940
*	DaVita Inc.	16,189	1,839
*	Sarepta Therapeutics Inc.	80,128	1,724
*	Inspire Medical Systems Inc.	18,581	1,714
*	Apellis Pharmaceuticals Inc.	58,022	1,458
	Royalty Pharma plc Class A	36,041	1,393
*	Doximity Inc. Class A	31,069	1,376
*	Medpace Holdings Inc.	1,938	1,088
*	Corcept Therapeutics Inc.	30,098	1,047
*	Medline Inc. Class A	8,310	349
*	Summit Therapeutics Inc.	18,513	324
*	Repligen Corp.	854	140
	Organon & Co.	11,232	81
			2,497,668
Industrials (11.9%)
	Visa Inc. Class A	692,873	242,998
	Mastercard Inc. Class A	355,641	203,028
	GE Aerospace	454,373	139,961
	RTX Corp.	608,271	111,557
	Caterpillar Inc.	190,677	109,233
	American Express Co.	261,186	96,626
	GE Vernova Inc.	124,491	81,364
*	Boeing Co.	353,747	76,806
	Accenture plc Class A	268,318	71,990
	Capital One Financial Corp.	281,190	68,149
	Union Pacific Corp.	254,771	58,934
7

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	65,215	57,321
	Deere & Co.	116,336	54,163
	TransDigm Group Inc.	38,730	51,505
	Eaton Corp. plc	149,599	47,649
	Sherwin-Williams Co.	124,477	40,334
	Northrop Grumman Corp.	67,269	38,357
	Honeywell International Inc.	195,942	38,226
	PACCAR Inc.	345,088	37,791
	General Dynamics Corp.	110,221	37,107
	CSX Corp.	940,456	34,092
	FedEx Corp.	116,848	33,753
	Trane Technologies plc	85,676	33,345
	Norfolk Southern Corp.	115,127	33,239
	Illinois Tool Works Inc.	133,372	32,850
	Lockheed Martin Corp.	66,693	32,257
	AMETEK Inc.	154,174	31,653
	Automatic Data Processing Inc.	115,159	29,622
	Emerson Electric Co.	222,761	29,565
	Martin Marietta Materials Inc.	46,278	28,815
	PayPal Holdings Inc.	489,994	28,606
	Cintas Corp.	151,800	28,549
	3M Co.	173,281	27,742
	Quanta Services Inc.	63,452	26,781
	Howmet Aerospace Inc.	130,321	26,718
	Cummins Inc.	51,132	26,100
*	Keysight Technologies Inc.	127,923	25,993
	Johnson Controls International plc	210,275	25,180
	Vulcan Materials Co.	87,366	24,919
	BWX Technologies Inc.	141,690	24,490
	L3Harris Technologies Inc.	78,873	23,155
	WW Grainger Inc.	22,697	22,902
	Verisk Analytics Inc.	98,344	21,999
	Ingersoll Rand Inc.	258,610	20,487
	United Rentals Inc.	25,199	20,394
	Expeditors International of Washington Inc.	132,304	19,715
*	Axon Enterprise Inc.	33,935	19,273
*	Fiserv Inc.	266,616	17,909
	CRH plc	136,994	17,097
	Rockwell Automation Inc.	43,511	16,929
	Carrier Global Corp.	318,855	16,848
	Global Payments Inc.	213,540	16,528
*	Fair Isaac Corp.	9,741	16,468
	Ball Corp.	304,012	16,104
	Westinghouse Air Brake Technologies Corp.	74,148	15,827
	Equifax Inc.	71,898	15,600
	Armstrong World Industries Inc.	80,218	15,330
	JB Hunt Transport Services Inc.	77,704	15,101
	Crown Holdings Inc.	142,565	14,680
*	Teledyne Technologies Inc.	28,442	14,526
	Huntington Ingalls Industries Inc.	42,600	14,487
*	Block Inc. Class A	218,182	14,201
	United Parcel Service Inc. Class B	142,395	14,124
	Ferguson Enterprises Inc.	62,107	13,827
	Old Dominion Freight Line Inc.	87,124	13,661
*	Axalta Coating Systems Ltd.	420,355	13,582
	Otis Worldwide Corp.	154,499	13,496
	IDEX Corp.	75,388	13,415
	Synchrony Financial	160,262	13,371
	HEICO Corp.	38,927	12,596
*	Mettler-Toledo International Inc.	8,946	12,472
	Xylem Inc.	89,582	12,199
	EMCOR Group Inc.	19,710	12,058
*	Rocket Lab Corp.	160,529	11,199
	Fortive Corp.	202,825	11,198
	Owens Corning	99,539	11,139
	Valmont Industries Inc.	25,791	10,376
	Toro Co.	128,813	10,140
	Hubbell Inc. Class B	22,804	10,128
	Oshkosh Corp.	79,188	9,948
*	Zebra Technologies Corp. Class A	38,549	9,361
8

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Dover Corp.	47,069	9,190
	Curtiss-Wright Corp.	16,669	9,189
*	Trimble Inc.	115,806	9,073
	AptarGroup Inc.	73,937	9,017
*	Builders FirstSource Inc.	87,263	8,979
	Fidelity National Information Services Inc.	134,542	8,942
	nVent Electric plc	86,699	8,841
	DuPont de Nemours Inc.	213,653	8,589
*	Corpay Inc.	27,925	8,404
	FTAI Aviation Ltd.	41,701	8,209
	Jack Henry & Associates Inc.	44,666	8,151
	Graco Inc.	99,359	8,144
	Veralto Corp.	81,491	8,131
	Genpact Ltd.	171,163	8,007
*	Affirm Holdings Inc. Class A	107,483	8,000
*	Paylocity Holding Corp.	51,255	7,816
	Woodward Inc.	24,846	7,511
*	Generac Holdings Inc.	51,711	7,052
*	XPO Inc.	51,150	6,952
	Jacobs Solutions Inc.	51,301	6,795
	Textron Inc.	76,556	6,673
	Lennox International Inc.	13,687	6,646
	Carlisle Cos. Inc.	20,638	6,601
	Allison Transmission Holdings Inc.	65,885	6,450
*	MasTec Inc.	28,849	6,271
	ITT Inc.	35,597	6,176
	Flowserve Corp.	88,132	6,115
	CH Robinson Worldwide Inc.	36,813	5,918
	Packaging Corp. of America	28,697	5,918
*	Middleby Corp.	39,461	5,867
*	GXO Logistics Inc.	105,848	5,572
*	FTI Consulting Inc.	30,990	5,294
	Acuity Inc.	14,221	5,120
*	Saia Inc.	14,331	4,679
	Dow Inc.	192,092	4,491
	Paychex Inc.	40,000	4,487
	Donaldson Co. Inc.	50,042	4,437
*	ATI Inc.	37,699	4,326
*	Amentum Holdings Inc.	145,038	4,206
	AECOM	42,351	4,037
	AGCO Corp.	37,770	3,940
*	Mohawk Industries Inc.	34,649	3,787
	Sealed Air Corp.	91,392	3,786
	Advanced Drainage Systems Inc.	25,893	3,750
	Comfort Systems USA Inc.	3,990	3,724
	Crane Co.	20,174	3,721
	Tetra Tech Inc.	110,185	3,696
	Esab Corp.	32,439	3,624
	MSC Industrial Direct Co. Inc. Class A	41,591	3,498
	Regal Rexnord Corp.	23,907	3,355
*	Hayward Holdings Inc.	209,982	3,244
*	TopBuild Corp.	6,987	2,915
	Eagle Materials Inc.	13,851	2,863
	Sensata Technologies Holding plc	83,683	2,786
*	Gates Industrial Corp. plc	125,993	2,705
	Pentair plc	24,782	2,581
*	Kirby Corp.	23,066	2,541
*	Core & Main Inc. Class A	48,226	2,506
*	ExlService Holdings Inc.	57,163	2,426
*	QXO Inc.	112,825	2,176
	Robert Half Inc.	79,616	2,162
	Allegion plc	13,424	2,137
	Stanley Black & Decker Inc.	26,675	1,981
	Ralliant Corp.	38,130	1,941
*	Shift4 Payments Inc. Class A	30,365	1,912
	Vontier Corp.	51,125	1,901
*	Everus Construction Group Inc.	17,506	1,498
*	BILL Holdings Inc.	26,158	1,427
	TransUnion	16,149	1,385
	WESCO International Inc.	5,097	1,247
9

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Amcor plc	148,120	1,235
	Booz Allen Hamilton Holding Corp.	8,471	715
	Brunswick Corp.	9,591	712
*	Loar Holdings Inc.	10,034	682
	HEICO Corp. Class A	2,666	673
	RPM International Inc.	5,644	587
	Silgan Holdings Inc.	10,388	419
*	WEX Inc.	2,592	386
	Littelfuse Inc.	1,399	354
	AAON Inc.	4,278	326
*	Euronet Worldwide Inc.	3,683	280
	Lincoln Electric Holdings Inc.	143	34
	Snap-on Inc.	60	21
	Masco Corp.	287	18
	Watsco Inc.	47	16
	Crane NXT Co.	164	8
			3,223,175
Real Estate (2.0%)
	Welltower Inc.	355,755	66,032
	Prologis Inc.	410,964	52,464
*	CBRE Group Inc. Class A	292,677	47,059
	Equinix Inc.	56,183	43,045
	American Tower Corp.	214,172	37,602
	Digital Realty Trust Inc.	192,396	29,766
	Ventas Inc.	346,123	26,783
	SBA Communications Corp.	96,147	18,598
*	Jones Lang LaSalle Inc.	51,205	17,229
	Crown Castle Inc.	178,033	15,822
	Public Storage	58,881	15,280
	Simon Property Group Inc.	82,364	15,246
*	CoStar Group Inc.	220,426	14,821
	Extra Space Storage Inc.	105,773	13,774
	AvalonBay Communities Inc.	68,073	12,342
	Equity LifeStyle Properties Inc.	191,794	11,625
	American Homes 4 Rent Class A	341,378	10,958
	Mid-America Apartment Communities Inc.	62,424	8,671
	Essex Property Trust Inc.	31,988	8,371
	Vornado Realty Trust	234,375	7,800
*	Zillow Group Inc. Class C	108,338	7,391
	Iron Mountain Inc.	79,586	6,602
	Lamar Advertising Co. Class A	49,553	6,272
*	Zillow Group Inc. Class A	91,767	6,261
	Invitation Homes Inc.	159,763	4,440
	Camden Property Trust	40,323	4,439
*	Howard Hughes Holdings Inc.	54,984	4,386
	Weyerhaeuser Co.	178,755	4,235
	Realty Income Corp.	74,215	4,183
	Kimco Realty Corp.	182,776	3,705
	Host Hotels & Resorts Inc.	171,510	3,041
	First Industrial Realty Trust Inc.	51,231	2,934
	BXP Inc.	34,143	2,304
	VICI Properties Inc. Class A	32,219	906
	Federal Realty Investment Trust	8,082	815
*	Fermi Inc.	96,813	774
	Kilroy Realty Corp.	17,802	665
	Sun Communities Inc.	5,295	656
	EastGroup Properties Inc.	2,800	499
	Agree Realty Corp.	1,990	143
	Equity Residential	2,061	130
	Rexford Industrial Realty Inc.	694	27
			538,096
Technology (39.4%)
	NVIDIA Corp.	10,155,915	1,894,078
	Apple Inc.	6,285,653	1,708,818
	Microsoft Corp.	3,199,157	1,547,176
	Alphabet Inc. Class A	2,436,132	762,509
	Broadcom Inc.	1,973,575	683,054
	Alphabet Inc. Class C	2,157,070	676,889
	Meta Platforms Inc. Class A	951,141	627,839
10

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	917,938	163,163
*	Advanced Micro Devices Inc.	682,362	146,135
	Lam Research Corp.	820,611	140,472
	Micron Technology Inc.	451,094	128,747
	Oracle Corp.	660,028	128,646
	KLA Corp.	88,948	108,079
	Salesforce Inc.	403,131	106,793
	International Business Machines Corp.	357,982	106,038
	Amphenol Corp. Class A	692,022	93,520
	Applied Materials Inc.	345,710	88,844
	Intuit Inc.	123,342	81,704
	QUALCOMM Inc.	456,471	78,079
*	Intel Corp.	1,843,627	68,030
*	Adobe Inc.	193,695	67,791
*	AppLovin Corp. Class A	97,995	66,031
*	Cadence Design Systems Inc.	206,502	64,548
*	ServiceNow Inc.	407,885	62,484
	Texas Instruments Inc.	356,842	61,909
*	Synopsys Inc.	121,510	57,076
*	Palo Alto Networks Inc.	276,395	50,912
	Analog Devices Inc.	179,001	48,545
*	Crowdstrike Holdings Inc. Class A	87,752	41,135
*	Autodesk Inc.	133,680	39,571
	Corning Inc.	448,584	39,278
*	DoorDash Inc. Class A	153,692	34,808
*	Fortinet Inc.	429,633	34,117
	Western Digital Corp.	189,998	32,731
	Marvell Technology Inc.	353,623	30,051
*	Snowflake Inc. Class A	136,816	30,012
	Teradyne Inc.	141,515	27,392
	Vertiv Holdings Co. Class A	165,377	26,793
	Roper Technologies Inc.	52,515	23,376
*	Cloudflare Inc. Class A	113,000	22,278
	Cognizant Technology Solutions Corp. Class A	231,533	19,217
*	Workday Inc. Class A	89,206	19,160
	Hewlett Packard Enterprise Co.	711,355	17,087
*	Datadog Inc. Class A	123,453	16,788
	VeriSign Inc.	65,551	15,926
*	Sandisk Corp.	63,272	15,019
*	MongoDB Inc.	33,807	14,188
	Monolithic Power Systems Inc.	15,563	14,106
	Dell Technologies Inc. Class C	102,500	12,903
*	Gartner Inc.	48,253	12,173
*	Coherent Corp.	62,901	11,610
*	Arrow Electronics Inc.	103,474	11,401
*	Atlassian Corp. Class A	69,706	11,302
*	Zoom Communications Inc.	120,820	10,426
	Jabil Inc.	42,664	9,728
*	DXC Technology Co.	625,330	9,161
*	Pure Storage Inc. Class A	136,249	9,130
	NetApp Inc.	84,542	9,054
*	GoDaddy Inc. Class A	72,754	9,027
*	PTC Inc.	50,661	8,826
*	Tyler Technologies Inc.	19,358	8,788
	SS&C Technologies Holdings Inc.	96,201	8,410
*	Maplebear Inc.	181,891	8,181
*	Dayforce Inc.	114,868	7,944
*	ON Semiconductor Corp.	146,389	7,927
*	Guidewire Software Inc.	39,213	7,882
*	Reddit Inc. Class A	32,905	7,564
	Dolby Laboratories Inc. Class A	115,638	7,426
*	Twilio Inc. Class A	52,028	7,400
	HP Inc.	314,111	6,998
*	Strategy Inc.	44,127	6,705
	Microchip Technology Inc.	104,770	6,676
	Gen Digital Inc.	230,287	6,261
*	Astera Labs Inc.	37,575	6,251
*	Akamai Technologies Inc.	71,583	6,246
*	Super Micro Computer Inc.	204,805	5,995
*	Zscaler Inc.	26,552	5,972
11

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Toast Inc. Class A	165,968	5,894
	Leidos Holdings Inc.	32,104	5,792
*	CACI International Inc. Class A	10,869	5,791
*	Manhattan Associates Inc.	33,371	5,784
	Qnity Electronics Inc.	70,291	5,739
	Avnet Inc.	105,416	5,068
*	EPAM Systems Inc.	23,523	4,819
*	Pinterest Inc. Class A	185,309	4,798
*	Unity Software Inc.	108,226	4,780
*	HubSpot Inc.	11,212	4,499
*	Globant SA	68,036	4,448
*	Docusign Inc.	63,545	4,346
*	Okta Inc.	46,543	4,025
*	F5 Inc.	15,624	3,988
*	Rubrik Inc. Class A	44,784	3,425
*	Dynatrace Inc.	72,950	3,162
*	Confluent Inc. Class A	100,694	3,045
*	DoubleVerify Holdings Inc.	250,860	2,870
*	Nutanix Inc. Class A	51,287	2,651
	Match Group Inc.	81,537	2,633
*	Elastic NV	33,301	2,512
*	Kyndryl Holdings Inc.	92,172	2,448
*	Samsara Inc. Class A	62,237	2,206
*	Dropbox Inc. Class A	69,642	1,936
	Science Applications International Corp.	18,898	1,902
*	UiPath Inc. Class A	104,044	1,705
*	Qorvo Inc.	19,377	1,638
*	Onto Innovation Inc.	9,347	1,476
*	IAC Inc.	37,029	1,448
*	Flex Ltd.	23,482	1,419
*	Teradata Corp.	41,671	1,268
	Amdocs Ltd.	11,856	955
*	nCino Inc.	32,190	825
	Universal Display Corp.	6,565	767
	Pegasystems Inc.	9,984	596
*	Cirrus Logic Inc.	4,755	563
	CDW Corp.	3,578	487
	Entegris Inc.	3,271	276
	Skyworks Solutions Inc.	2,316	147
*	CCC Intelligent Solutions Holdings Inc.	13,850	110
*	NIQ Global Intelligence plc	6,333	104
	Bentley Systems Inc. Class B	2,152	82
*	Procore Technologies Inc.	1,058	77
	TD SYNNEX Corp.	281	42
			10,690,855
Telecommunications (1.8%)
	Cisco Systems Inc.	1,579,260	121,650
	T-Mobile US Inc.	307,578	62,451
*	Arista Networks Inc.	423,692	55,516
	AT&T Inc.	1,945,470	48,325
	Comcast Corp. Class A	1,520,858	45,458
	Verizon Communications Inc.	634,755	25,854
*	Ciena Corp.	96,721	22,620
*	Frontier Communications Parent Inc.	566,824	21,579
	Motorola Solutions Inc.	54,025	20,709
*	Lumentum Holdings Inc.	40,838	15,053
*	Charter Communications Inc. Class A	67,926	14,180
*	Liberty Global Ltd. Class A	1,093,027	12,176
*	AST SpaceMobile Inc. Class A	88,120	6,400
*	Roku Inc.	55,182	5,987
*	Liberty Broadband Corp. Class A	88,561	4,276
*	Liberty Global Ltd. Class C	383,023	4,229
*	GCI Liberty Inc. Class A	98,105	3,617
*	Liberty Broadband Corp. Class C	37,452	1,820
*	GCI Liberty Inc. Class C	16,109	599
	Iridium Communications Inc.	31,435	546
	Ubiquiti Inc.	683	378
*,1	GCI Liberty Inc.	58,613	—
			493,423
12

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
Utilities (2.3%)
	NextEra Energy Inc.	963,844	77,377
	Constellation Energy Corp.	145,726	51,481
	Waste Management Inc.	171,073	37,586
	Duke Energy Corp.	311,555	36,517
	PG&E Corp.	2,186,983	35,145
	Vistra Corp.	194,837	31,433
	Southern Co.	344,342	30,027
	Sempra	257,919	22,772
	CenterPoint Energy Inc.	588,810	22,575
	Atmos Energy Corp.	133,378	22,358
	WEC Energy Group Inc.	206,521	21,780
	American Water Works Co. Inc.	158,173	20,642
	Exelon Corp.	386,434	16,845
	American Electric Power Co. Inc.	130,646	15,065
	CMS Energy Corp.	211,659	14,801
	Xcel Energy Inc.	180,857	13,358
	Consolidated Edison Inc.	133,006	13,210
	NRG Energy Inc.	81,996	13,057
	Public Service Enterprise Group Inc.	162,432	13,043
	NiSource Inc.	290,045	12,112
	Eversource Energy	170,744	11,496
	DTE Energy Co.	80,571	10,392
	Ameren Corp.	103,420	10,328
	FirstEnergy Corp.	196,592	8,801
	Entergy Corp.	92,692	8,568
	Edison International	138,188	8,294
	Essential Utilities Inc.	183,416	7,036
	Republic Services Inc.	33,179	7,032
	Dominion Energy Inc.	116,216	6,809
	Alliant Energy Corp.	90,260	5,868
*	Clean Harbors Inc.	22,369	5,245
*	Talen Energy Corp.	13,435	5,036
	AES Corp.	147,914	2,121
	MDU Resources Group Inc.	70,024	1,367
	UGI Corp.	31,963	1,196
	National Fuel Gas Co.	13,356	1,069
	IDACORP Inc.	2,318	293
	PPL Corp.	8,316	291
	Evergy Inc.	2,716	197
	OGE Energy Corp.	2,704	116
			622,739
Total Common Stocks (Cost $6,530,311)			27,096,792
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund, 3.780% (Cost $50,877)	508,774	50,877
Total Investments (100.0%) (Cost $6,581,188)			27,147,669
Other Assets and Liabilities—Net (0.0%)			6,094
Net Assets (100%)			27,153,763
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	197	67,891	(447)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	174	(4.320)	—	(5)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,530,311)	27,096,792
Affiliated Issuers (Cost $50,877)	50,877
Total Investments in Securities	27,147,669
Investment in Vanguard	644
Cash	21
Cash Collateral Pledged—Futures Contracts	4,170
Receivables for Accrued Income	11,426
Receivables for Capital Shares Issued	4,629
Total Assets	27,168,559
Liabilities
Payables for Investment Securities Purchased	21
Payables for Capital Shares Redeemed	13,275
Payables to Vanguard	1,014
Variation Margin Payable—Futures Contracts	481
Unrealized Depreciation—Over-the-Counter Swap Contracts	5
Total Liabilities	14,796
Net Assets	27,153,763
At December 31, 2025, net assets consisted of:

Paid-in Capital	7,384,327
Total Distributable Earnings (Loss)	19,769,436
Net Assets	27,153,763

Admiral™ Shares—Net Assets
Applicable to 63,975,480 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,498,848
Net Asset Value Per Share—Admiral Shares	$351.68

Institutional Shares—Net Assets
Applicable to 26,641,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,654,915
Net Asset Value Per Share—Institutional Shares	$174.73
See accompanying Notes, which are an integral part of the Financial Statements.
15

Tax-Managed Capital Appreciation Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	274,230
Interest[2]	1,276
Total Income	275,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	412
Management and Administrative—Admiral Shares	17,490
Management and Administrative—Institutional Shares	2,192
Marketing and Distribution—Admiral Shares	710
Marketing and Distribution—Institutional Shares	64
Custodian Fees	20
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—Admiral Shares	91
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	14
Other Expenses	18
Total Expenses	21,045
Net Investment Income	254,461
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	255,143
Futures Contracts	6,978
Swap Contracts	(4)
Realized Net Gain (Loss)	262,117
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,538,407
Futures Contracts	(298)
Swap Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	3,538,104
Net Increase (Decrease) in Net Assets Resulting from Operations	4,054,682
1	Dividends are net of foreign withholding taxes of $80.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,092, $8, and ($9), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $274,927 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	254,461	237,926
Realized Net Gain (Loss)	262,117	(43,381)
Change in Unrealized Appreciation (Depreciation)	3,538,104	4,314,642
Net Increase (Decrease) in Net Assets Resulting from Operations	4,054,682	4,509,187
Distributions
Admiral Shares	(213,434)	(207,100)
Institutional Shares	(41,455)	(36,734)
Total Distributions	(254,889)	(243,834)
Capital Share Transactions
Admiral Shares	(572,548)	55,994
Institutional Shares	506,543	193,468
Net Increase (Decrease) from Capital Share Transactions	(66,005)	249,462
Total Increase (Decrease)	3,733,788	4,514,815
Net Assets
Beginning of Period	23,419,975	18,905,160
End of Period	27,153,763	23,419,975
See accompanying Notes, which are an integral part of the Financial Statements.
17

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$302.51	$247.12	$197.82	$247.92	$197.63
Investment Operations
Net Investment Income[1]	3.278	3.076	3.079	2.900	2.542
Net Realized and Unrealized Gain (Loss) on Investments	49.180	55.466	49.291	(50.089)	50.328
Total from Investment Operations	52.458	58.542	52.370	(47.189)	52.870
Distributions
Dividends from Net Investment Income	(3.288)	(3.152)	(3.070)	(2.911)	(2.580)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.288)	(3.152)	(3.070)	(2.911)	(2.580)
Net Asset Value, End of Period	$351.68	$302.51	$247.12	$197.82	$247.92
Total Return[2]	17.44%	23.76%	26.64%	-19.06%	26.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,499	$19,866	$16,162	$12,846	$15,850
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.10%	1.39%	1.37%	1.13%
Portfolio Turnover Rate[4]	6%	10%	2%	2%	0%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Tax-Managed Capital Appreciation Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$150.30	$122.77	$98.28	$123.18	$98.19
Investment Operations
Net Investment Income[1]	1.677	1.572	1.566	1.473	1.304
Net Realized and Unrealized Gain (Loss) on Investments	24.434	27.567	24.482	(24.895)	25.002
Total from Investment Operations	26.111	29.139	26.048	(23.422)	26.306
Distributions
Dividends from Net Investment Income	(1.681)	(1.609)	(1.558)	(1.478)	(1.316)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.681)	(1.609)	(1.558)	(1.478)	(1.316)
Net Asset Value, End of Period	$174.73	$150.30	$122.77	$98.28	$123.18
Total Return	17.48%	23.81%	26.67%	-19.04%	26.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,655	$3,554	$2,743	$2,082	$2,546
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.13%	1.42%	1.40%	1.17%
Portfolio Turnover Rate[3]	6%	10%	2%	2%	0%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
20

Tax-Managed Capital Appreciation Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $644,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
21

Tax-Managed Capital Appreciation Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,096,792	—	—	27,096,792
Temporary Cash Investments	50,877	—	—	50,877
Total	27,147,669	—	—	27,147,669

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(447)	—	—	(447)
Swap Contracts	—	(5)	—	(5)
Total	(447)	(5)	—	(452)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	274,927
Total Distributable Earnings (Loss)	(274,927)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,564
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	20,566,239
Capital Loss Carryforwards	(798,367)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	19,769,436
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	254,889	243,834
Long-Term Capital Gains	—	—
Total	254,889	243,834
*	Includes short-term capital gains, if any.
22

Tax-Managed Capital Appreciation Fund
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,581,430
Gross Unrealized Appreciation	20,588,636
Gross Unrealized Depreciation	(22,397)
Net Unrealized Appreciation (Depreciation)	20,566,239
E.  During the year ended December 31, 2025, the fund purchased $1,740,538,000 of investment securities and sold $1,471,041,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $340,059,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $149,657,000 and sales were $33,020,000, resulting in net realized gain of $981,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,154,712	3,614	1,223,198	4,341
Issued in Lieu of Cash Distributions	143,453	445	141,991	494
Redeemed	(1,870,713)	(5,755)	(1,309,195)	(4,568)
Net Increase (Decrease)—Admiral Shares	(572,548)	(1,696)	55,994	267
Institutional Shares
Issued	625,923	3,741	312,423	2,153
Issued in Lieu of Cash Distributions	21,916	136	19,960	140
Redeemed	(141,296)	(882)	(138,915)	(987)
Net Increase (Decrease)—Institutional Shares	506,543	2,995	193,468	1,306
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Managed Capital Appreciation Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
For corporate shareholders, 98.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $254,889,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $573,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q99440 022026
25

Financial Statements
For the year ended December 31, 2025
Vanguard Tax-Managed Balanced Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	85
Tax information	86

Tax-Managed Balanced Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (43.4%)
Basic Materials (0.6%)
	Linde plc	46,759	19,937
	Freeport-McMoRan Inc.	141,389	7,181
	Ecolab Inc.	21,275	5,585
	Newmont Corp.	52,216	5,214
	Air Products and Chemicals Inc.	18,494	4,568
	Alcoa Corp.	70,034	3,722
	Element Solutions Inc.	125,347	3,133
	Reliance Inc.	6,900	1,993
	Nucor Corp.	11,200	1,827
	Fastenal Co.	42,492	1,705
*	SSR Mining Inc.	72,738	1,594
	Royal Gold Inc.	7,130	1,585
	CF Industries Holdings Inc.	16,859	1,304
*	MP Materials Corp.	24,851	1,256
	Avery Dennison Corp.	4,600	837
	Westlake Corp.	9,592	709
	Steel Dynamics Inc.	4,100	695
*	Solstice Advanced Materials Inc.	12,200	593
	Timken Co.	5,841	491
	Mosaic Co.	18,068	435
	Ashland Inc.	6,049	355
	Albemarle Corp.	2,000	283
	NewMarket Corp.	390	268
	Celanese Corp.	5,276	223
	Scotts Miracle-Gro Co.	1,443	84
			65,577
Consumer Discretionary (6.2%)
*	Amazon.com Inc.	770,080	177,750
*	Tesla Inc.	237,616	106,861
*	Netflix Inc.	428,988	40,222
	Walmart Inc.	357,276	39,804
	Costco Wholesale Corp.	41,844	36,084
	Home Depot Inc.	65,704	22,609
	Booking Holdings Inc.	3,804	20,372
	McDonald's Corp.	50,902	15,557
*	Uber Technologies Inc.	179,569	14,673
	Walt Disney Co.	119,059	13,545
	TJX Cos. Inc.	80,069	12,299
	Lowe's Cos. Inc.	48,370	11,665
*	O'Reilly Automotive Inc.	121,545	11,086
	General Motors Co.	112,415	9,142
	Hilton Worldwide Holdings Inc.	30,971	8,896
	Starbucks Corp.	105,319	8,869
	Marriott International Inc. Class A	28,154	8,734
*	AutoZone Inc.	2,094	7,102
*	Chipotle Mexican Grill Inc.	164,600	6,090
	Ross Stores Inc.	32,367	5,831
*	Copart Inc.	141,652	5,546
	DR Horton Inc.	37,302	5,373
*	Live Nation Entertainment Inc.	35,096	5,001
	Yum! Brands Inc.	31,722	4,799
	Electronic Arts Inc.	23,473	4,796
*	United Airlines Holdings Inc.	39,143	4,377
	NIKE Inc. Class B	67,078	4,274
*	NVR Inc.	569	4,150
	Expedia Group Inc.	14,301	4,052
	Lennar Corp. Class A	39,160	4,026
	eBay Inc.	45,705	3,981
*	Ulta Beauty Inc.	6,307	3,816

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	AutoNation Inc.	16,312	3,368
	Royal Caribbean Cruises Ltd.	11,931	3,328
	Delta Air Lines Inc.	45,400	3,151
*	Carvana Co.	7,426	3,134
	Tractor Supply Co.	62,570	3,129
	Toll Brothers Inc.	22,801	3,083
	PulteGroup Inc.	25,300	2,967
	Dollar General Corp.	20,551	2,729
*	Warner Bros Discovery Inc.	93,417	2,692
*	Take-Two Interactive Software Inc.	10,261	2,627
	Williams-Sonoma Inc.	14,178	2,532
	Somnigroup International Inc.	27,958	2,496
*	Carnival Corp.	80,800	2,468
*	Deckers Outdoor Corp.	21,738	2,254
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	2,145
*	Spotify Technology SA	3,442	1,999
*	MGM Resorts International	52,646	1,921
*	Lululemon Athletica Inc.	8,592	1,785
	Domino's Pizza Inc.	4,261	1,776
*	Dollar Tree Inc.	14,366	1,767
	Southwest Airlines Co.	41,498	1,715
	Dick's Sporting Goods Inc.	8,512	1,685
	News Corp. Class A	62,267	1,626
*	Grand Canyon Education Inc.	8,837	1,470
	Estee Lauder Cos. Inc. Class A	13,123	1,374
*	Burlington Stores Inc.	4,724	1,364
	Ralph Lauren Corp.	3,662	1,295
	New York Times Co. Class A	17,849	1,239
*	Bright Horizons Family Solutions Inc.	11,722	1,189
	Thor Industries Inc.	9,533	979
	U-Haul Holding Co. (XNYS)	20,513	959
	Ford Motor Co.	70,782	929
	Gentex Corp.	39,660	923
*	Floor & Decor Holdings Inc. Class A	13,773	839
*	Penn Entertainment Inc.	56,100	827
*	Trade Desk Inc. Class A	21,690	823
	Lear Corp.	6,875	788
	Garmin Ltd.	3,700	751
	PVH Corp.	10,090	676
*	Ollie's Bargain Outlet Holdings Inc.	6,100	669
*	Lyft Inc. Class A	33,348	646
	Wynn Resorts Ltd.	5,266	634
*	Madison Square Garden Sports Corp.	2,448	633
	Rollins Inc.	9,720	583
	Aramark	15,458	570
	Target Corp.	5,673	554
	Hyatt Hotels Corp. Class A	3,344	536
	Lennar Corp. Class B	5,464	520
	Service Corp. International	6,605	515
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	497
*	Valvoline Inc.	17,015	494
*	Wayfair Inc. Class A	4,556	457
*	Aptiv plc	5,326	405
	BorgWarner Inc.	8,952	403
*	Five Below Inc.	1,993	375
*	Norwegian Cruise Line Holdings Ltd.	15,761	352
*	DraftKings Inc. Class A	9,683	334
*	Mattel Inc.	15,775	313
*	QuantumScape Corp. Class A	29,534	308
	Advance Auto Parts Inc.	7,579	298
	Las Vegas Sands Corp.	4,160	271
	Pool Corp.	1,184	271
*	Liberty Live Holdings Inc. Class A	3,224	263
	Tapestry Inc.	1,790	229
	Dillard's Inc. Class A	363	220
*	Etsy Inc.	3,903	216
	Phinia Inc.	3,451	216
	Wendy's Co.	24,919	208
*	Rivian Automotive Inc. Class A	10,481	207
	Hasbro Inc.	2,168	178

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	ROBLOX Corp. Class A	2,122	172
*	elf Beauty Inc.	2,250	171
	TKO Group Holdings Inc. Class A	794	166
	Darden Restaurants Inc.	880	162
	Nexstar Media Group Inc. Class A	800	162
*	U-Haul Holding Co.	2,887	145
	RB Global Inc.	1,389	143
*	Airbnb Inc. Class A	1,002	136
*	Coupang Inc.	5,422	128
*	Caesars Entertainment Inc.	4,805	112
	Sirius XM Holdings Inc.	4,861	97
*	Petco Health & Wellness Co. Inc. Class A	31,011	87
	Wyndham Hotels & Resorts Inc.	1,038	78
*	Liberty Live Holdings Inc. Class C	932	77
*	Lucid Group Inc. Class A	4,911	52
	Choice Hotels International Inc.	444	42
	Atmus Filtration Technologies Inc.	511	26
			718,515
Consumer Staples (1.5%)
	Procter & Gamble Co.	239,701	34,352
	Coca-Cola Co.	311,107	21,749
	PepsiCo Inc.	104,472	14,994
*	Monster Beverage Corp.	132,269	10,141
	Philip Morris International Inc.	61,456	9,858
	McKesson Corp.	11,200	9,187
	Mondelez International Inc. Class A	148,238	7,980
	Kroger Co.	107,443	6,713
*	Post Holdings Inc.	55,842	5,531
	Corteva Inc.	75,255	5,044
	Cencora Inc.	14,895	5,031
	Colgate-Palmolive Co.	45,270	3,577
	CVS Health Corp.	42,692	3,388
	Archer-Daniels-Midland Co.	54,000	3,104
*	Boston Beer Co. Inc. Class A	13,985	2,729
	Hershey Co.	14,917	2,715
	Kenvue Inc.	146,803	2,532
*	US Foods Holding Corp.	31,976	2,408
	Casey's General Stores Inc.	3,580	1,979
	Church & Dwight Co. Inc.	22,910	1,921
	McCormick & Co. Inc. (Non-Voting)	24,760	1,686
	Constellation Brands Inc. Class A	11,536	1,592
	Tyson Foods Inc. Class A	27,013	1,584
	Seaboard Corp.	276	1,227
	Sysco Corp.	14,244	1,050
	Pilgrim's Pride Corp.	19,755	770
	Ingredion Inc.	6,341	699
	J M Smucker Co.	6,651	651
*	Performance Food Group Co.	6,632	596
	Brown-Forman Corp. Class B	21,718	566
	Hormel Foods Corp.	22,456	532
	Kimberly-Clark Corp.	4,970	501
	Keurig Dr Pepper Inc.	16,512	462
	General Mills Inc.	8,814	410
	Clorox Co.	2,703	273
*	Freshpet Inc.	3,994	243
	Lamb Weston Holdings Inc.	5,600	235
*	Celsius Holdings Inc.	3,347	153
	Bunge Global SA	1,519	135
*	Darling Ingredients Inc.	3,341	120
	Molson Coors Beverage Co. Class B	700	33
			168,451
Energy (1.3%)
	Exxon Mobil Corp.	324,817	39,088
	ConocoPhillips	165,960	15,536
	Chevron Corp.	101,771	15,511
	Marathon Petroleum Corp.	49,376	8,030
	Cheniere Energy Inc.	32,283	6,276
	Devon Energy Corp.	145,555	5,332
	Valero Energy Corp.	29,933	4,873

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	30,750	4,623
	EOG Resources Inc.	41,056	4,311
	Phillips 66	33,078	4,268
	Baker Hughes Co.	87,771	3,997
	EQT Corp.	72,232	3,872
	Occidental Petroleum Corp.	91,379	3,758
	Range Resources Corp.	99,510	3,509
	SLB Ltd.	90,000	3,454
*	First Solar Inc.	12,625	3,298
	Coterra Energy Inc.	101,672	2,676
	Halliburton Co.	93,070	2,630
	Targa Resources Corp.	13,957	2,575
	Williams Cos. Inc.	36,405	2,188
	Murphy Oil Corp.	64,380	2,012
	DT Midstream Inc.	9,835	1,177
	HF Sinclair Corp.	17,831	822
	APA Corp.	26,658	652
	Weatherford International plc	2,629	206
	TechnipFMC plc	4,039	180
	NOV Inc.	8,925	140
	Permian Resources Corp.	9,637	135
	Ovintiv Inc.	3,023	118
	Matador Resources Co.	2,648	112
	Civitas Resources Inc.	4,035	109
	Venture Global Inc. Class A	13,486	92
	Chord Energy Corp.	791	73
	Kinder Morgan Inc.	5	—
			145,633
Financials (4.7%)
*	Berkshire Hathaway Inc. Class B	165,757	83,318
	JPMorgan Chase & Co.	230,280	74,201
	Bank of America Corp.	659,845	36,291
	Wells Fargo & Co.	299,159	27,882
	Goldman Sachs Group Inc.	31,593	27,770
	S&P Global Inc.	37,853	19,782
	Progressive Corp.	64,645	14,721
	Morgan Stanley	75,069	13,327
	Chubb Ltd.	39,232	12,245
	Charles Schwab Corp.	122,499	12,239
	Blackrock Inc.	10,561	11,304
	Citigroup Inc.	87,168	10,172
	Marsh & McLennan Cos. Inc.	49,821	9,243
	Aon plc Class A	25,528	9,008
*	Arch Capital Group Ltd.	90,343	8,666
	Moody's Corp.	16,498	8,428
	Intercontinental Exchange Inc.	47,087	7,626
*	Robinhood Markets Inc. Class A	65,369	7,393
	CME Group Inc.	21,914	5,984
	Allstate Corp.	28,622	5,958
	First Citizens BancShares Inc. Class A	2,775	5,956
	Travelers Cos. Inc.	20,181	5,854
	KKR & Co. Inc.	45,775	5,835
	Webster Financial Corp.	90,934	5,723
	Apollo Global Management Inc.	39,215	5,677
*	Coinbase Global Inc. Class A	24,014	5,430
	Pinnacle Financial Partners Inc.	50,851	4,852
	Ameriprise Financial Inc.	9,883	4,846
	MSCI Inc.	8,302	4,763
*	Markel Group Inc.	1,910	4,106
	Assured Guaranty Ltd.	43,927	3,948
	PNC Financial Services Group Inc.	18,420	3,845
	Willis Towers Watson plc	11,000	3,615
	W R Berkley Corp.	43,309	3,037
	Arthur J Gallagher & Co.	10,997	2,846
	Raymond James Financial Inc.	17,151	2,754
	Wintrust Financial Corp.	19,700	2,754
	East West Bancorp Inc.	23,858	2,681
	Nasdaq Inc.	24,069	2,338
	Broadridge Financial Solutions Inc.	10,218	2,280

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	American International Group Inc.	26,600	2,276
	Aflac Inc.	20,041	2,210
	Globe Life Inc.	15,679	2,193
	Brown & Brown Inc.	26,238	2,091
	Bank of New York Mellon Corp.	17,771	2,063
	Cboe Global Markets Inc.	7,696	1,932
	Regions Financial Corp.	66,902	1,813
	Fifth Third Bancorp	38,275	1,792
	Assurant Inc.	7,101	1,710
	Reinsurance Group of America Inc.	8,395	1,708
	Truist Financial Corp.	34,315	1,689
	State Street Corp.	13,069	1,686
	Popular Inc.	12,967	1,615
	Zions Bancorp NA	25,709	1,505
	LPL Financial Holdings Inc.	3,925	1,402
	MGIC Investment Corp.	45,667	1,334
	Jefferies Financial Group Inc.	21,416	1,327
	RenaissanceRe Holdings Ltd.	4,651	1,308
	US Bancorp	24,400	1,302
	Hanover Insurance Group Inc.	6,939	1,268
	FactSet Research Systems Inc.	4,244	1,232
	Hartford Insurance Group Inc.	8,036	1,107
	White Mountains Insurance Group Ltd.	498	1,035
	Cincinnati Financial Corp.	6,315	1,031
*	Upstart Holdings Inc.	23,184	1,014
	Voya Financial Inc.	13,200	983
	Everest Group Ltd.	2,700	916
	Interactive Brokers Group Inc. Class A	13,260	853
	Commerce Bancshares Inc.	15,750	824
	SEI Investments Co.	9,913	813
	Tradeweb Markets Inc. Class A	7,100	763
	Huntington Bancshares Inc.	41,653	723
	Unum Group	9,127	707
	Western Alliance Bancorp	8,200	689
	Equitable Holdings Inc.	14,088	671
	KeyCorp	31,818	657
	Primerica Inc.	2,200	568
	BOK Financial Corp.	4,040	479
*	Credit Acceptance Corp.	1,061	470
	SLM Corp.	17,179	465
	Ally Financial Inc.	9,254	419
	MetLife Inc.	5,085	401
	Synovus Financial Corp.	6,525	327
*	SoFi Technologies Inc.	11,142	292
	Erie Indemnity Co. Class A	863	247
	Morningstar Inc.	965	210
*	NU Holdings Ltd. Class A	11,254	188
	XP Inc. Class A	8,100	133
*	Brighthouse Financial Inc.	1,041	67
	Affiliated Managers Group Inc.	184	53
	First Horizon Corp.	1,405	34
			541,293
Health Care (4.0%)
	Eli Lilly & Co.	66,339	71,293
	Johnson & Johnson	176,108	36,444
	AbbVie Inc.	128,941	29,462
	UnitedHealth Group Inc.	74,100	24,461
	Thermo Fisher Scientific Inc.	40,402	23,411
	Merck & Co. Inc.	194,416	20,464
*	Intuitive Surgical Inc.	34,436	19,503
	Abbott Laboratories	141,288	17,702
	Danaher Corp.	65,315	14,952
	Amgen Inc.	42,833	14,020
*	Boston Scientific Corp.	144,841	13,811
*	Vertex Pharmaceuticals Inc.	27,730	12,572
	Stryker Corp.	30,849	10,843
	HCA Healthcare Inc.	18,631	8,698
	Gilead Sciences Inc.	58,702	7,205
	Cigna Group	25,758	7,089

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Elevance Health Inc.	19,012	6,665
	Zoetis Inc.	52,768	6,639
	Regeneron Pharmaceuticals Inc.	8,203	6,332
*	IDEXX Laboratories Inc.	8,259	5,587
*	Edwards Lifesciences Corp.	51,960	4,430
*	IQVIA Holdings Inc.	19,033	4,290
	Agilent Technologies Inc.	29,707	4,042
*	Alnylam Pharmaceuticals Inc.	10,081	4,009
	Labcorp Holdings Inc.	15,797	3,963
*	Tenet Healthcare Corp.	17,896	3,556
*	Ionis Pharmaceuticals Inc.	43,158	3,414
	ResMed Inc.	12,505	3,012
	GE HealthCare Technologies Inc.	36,566	2,999
*	Waters Corp.	7,833	2,975
*	United Therapeutics Corp.	5,594	2,726
	Humana Inc.	10,248	2,625
*	Exact Sciences Corp.	25,757	2,616
*	Insmed Inc.	14,214	2,474
*	Revolution Medicines Inc.	30,364	2,419
	Pfizer Inc.	95,982	2,390
*	Natera Inc.	10,171	2,330
*	Biogen Inc.	12,904	2,271
*	Hologic Inc.	29,853	2,224
	Quest Diagnostics Inc.	12,819	2,224
*	Neurocrine Biosciences Inc.	15,593	2,212
*	Elanco Animal Health Inc.	96,289	2,179
*	DaVita Inc.	18,873	2,144
*	Veeva Systems Inc. Class A	9,507	2,122
*	Dexcom Inc.	31,160	2,068
	Bristol-Myers Squibb Co.	33,994	1,834
	Cardinal Health Inc.	8,345	1,715
*	Cooper Cos. Inc.	20,544	1,684
	Universal Health Services Inc. Class B	7,717	1,682
*	Exelixis Inc.	32,412	1,421
*	Penumbra Inc.	4,163	1,294
	Revvity Inc.	13,223	1,279
	Organon & Co.	178,159	1,277
*	Molina Healthcare Inc.	7,010	1,217
	STERIS plc	4,615	1,170
*	Insulet Corp.	4,113	1,169
*	Charles River Laboratories International Inc.	5,810	1,159
	West Pharmaceutical Services Inc.	4,202	1,156
	QIAGEN NV	22,843	1,027
*	Sarepta Therapeutics Inc.	46,567	1,002
*	Illumina Inc.	7,424	974
	Bio-Techne Corp.	16,500	970
	Becton Dickinson & Co.	4,858	943
*	Moderna Inc.	29,136	859
*	Incyte Corp.	8,380	828
	Viatris Inc.	64,379	802
	Zimmer Biomet Holdings Inc.	8,070	726
*	GRAIL Inc.	8,362	716
	Chemed Corp.	1,300	556
	Encompass Health Corp.	4,359	463
*	Masimo Corp.	3,140	408
*	Solventum Corp.	4,225	335
*	Envista Holdings Corp.	14,725	320
*	Align Technology Inc.	2,010	314
*	Sotera Health Co.	17,800	314
*	Roivant Sciences Ltd.	12,647	274
*	10X Genomics Inc. Class A	15,570	254
	Bruker Corp.	4,614	217
*	Halozyme Therapeutics Inc.	3,201	215
*	Viking Therapeutics Inc.	5,241	184
	Royalty Pharma plc Class A	4,033	156
*	Centene Corp.	3,199	132
	Baxter International Inc.	6,400	122
*	Certara Inc.	12,978	114
*	Bio-Rad Laboratories Inc. Class A	344	104
*	Summit Therapeutics Inc.	5,527	97

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Fortrea Holdings Inc.	4,591	79
	DENTSPLY SIRONA Inc.	6,480	74
			460,503
Industrials (5.2%)
	Visa Inc. Class A	142,894	50,114
	Mastercard Inc. Class A	67,392	38,473
	GE Aerospace	88,374	27,222
	Caterpillar Inc.	41,897	24,002
	American Express Co.	54,730	20,247
	RTX Corp.	98,119	17,995
	GE Vernova Inc.	25,823	16,877
	Capital One Financial Corp.	67,459	16,349
	Deere & Co.	31,174	14,514
	Accenture plc Class A	45,056	12,088
	Union Pacific Corp.	49,767	11,512
*	Boeing Co.	49,464	10,740
	Eaton Corp. plc	32,455	10,337
	United Rentals Inc.	12,074	9,772
	Sherwin-Williams Co.	29,760	9,643
	Howmet Aerospace Inc.	46,788	9,592
	Honeywell International Inc.	48,800	9,520
	AMETEK Inc.	46,011	9,446
	Parker-Hannifin Corp.	10,384	9,127
	TransDigm Group Inc.	6,285	8,358
	Quanta Services Inc.	19,744	8,333
	Trane Technologies plc	21,310	8,294
	Vulcan Materials Co.	25,908	7,389
	Martin Marietta Materials Inc.	11,027	6,866
	CSX Corp.	178,470	6,470
	Emerson Electric Co.	48,088	6,382
	Lockheed Martin Corp.	12,490	6,041
	Northrop Grumman Corp.	10,445	5,956
	Norfolk Southern Corp.	19,967	5,765
	PACCAR Inc.	51,618	5,653
	Cintas Corp.	28,074	5,280
	PayPal Holdings Inc.	89,187	5,207
	FedEx Corp.	16,176	4,673
	Cummins Inc.	8,569	4,374
*	Mettler-Toledo International Inc.	3,121	4,351
	HEICO Corp. Class A	17,003	4,292
	Carrier Global Corp.	74,958	3,961
	Rockwell Automation Inc.	10,093	3,927
	Eagle Materials Inc.	18,979	3,923
	Ingersoll Rand Inc.	48,482	3,841
*	Fair Isaac Corp.	2,234	3,777
	Synchrony Financial	45,220	3,773
	BWX Technologies Inc.	21,774	3,763
*	Axon Enterprise Inc.	6,488	3,685
*	Fiserv Inc.	53,865	3,618
*	Keysight Technologies Inc.	17,560	3,568
	Xylem Inc.	25,125	3,421
	General Dynamics Corp.	9,832	3,310
	Textron Inc.	37,800	3,295
	L3Harris Technologies Inc.	11,077	3,252
	Automatic Data Processing Inc.	12,428	3,197
	Johnson Controls International plc	26,690	3,196
	ITT Inc.	18,189	3,156
*	Middleby Corp.	20,834	3,097
	Old Dominion Freight Line Inc.	19,242	3,017
	Verisk Analytics Inc.	13,447	3,008
	Equifax Inc.	13,260	2,877
*	Kirby Corp.	25,980	2,862
	WW Grainger Inc.	2,682	2,706
	3M Co.	16,900	2,706
	Otis Worldwide Corp.	27,674	2,417
	Illinois Tool Works Inc.	9,483	2,336
	Lennox International Inc.	4,680	2,272
*	Affirm Holdings Inc. Class A	30,321	2,257
	Crown Holdings Inc.	21,733	2,238

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Global Payments Inc.	28,267	2,188
*	XPO Inc.	16,075	2,185
	Nordson Corp.	9,034	2,172
	Veralto Corp.	21,772	2,172
	Huntington Ingalls Industries Inc.	6,357	2,162
	Jacobs Solutions Inc.	15,658	2,074
*	Block Inc. Class A	30,049	1,956
	Allegion plc	12,151	1,935
*	Gates Industrial Corp. plc	87,377	1,876
	IDEX Corp.	10,462	1,862
	Packaging Corp. of America	8,440	1,741
	A O Smith Corp.	25,732	1,721
	Dover Corp.	8,810	1,720
	JB Hunt Transport Services Inc.	8,852	1,720
	Esab Corp.	15,396	1,720
*	Trimble Inc.	20,904	1,638
	Ball Corp.	30,525	1,617
	Oshkosh Corp.	12,558	1,578
	Owens Corning	13,326	1,491
	Fortive Corp.	26,801	1,480
	TransUnion	16,844	1,444
	AGCO Corp.	13,710	1,430
	Valmont Industries Inc.	3,489	1,404
*	Corpay Inc.	4,647	1,398
*	Teledyne Technologies Inc.	2,710	1,384
	WESCO International Inc.	5,557	1,359
	Curtiss-Wright Corp.	2,435	1,342
	Armstrong World Industries Inc.	6,812	1,302
	Westinghouse Air Brake Technologies Corp.	6,010	1,283
	nVent Electric plc	12,191	1,243
	Woodward Inc.	3,945	1,193
	Donaldson Co. Inc.	12,229	1,084
	Fidelity National Information Services Inc.	16,317	1,084
	Carlisle Cos. Inc.	3,333	1,066
	Pentair plc	10,087	1,050
	Masco Corp.	16,189	1,027
	Toro Co.	13,011	1,024
*	Zebra Technologies Corp. Class A	3,899	947
	Lincoln Electric Holdings Inc.	3,765	902
	AECOM	9,411	897
	Landstar System Inc.	6,235	896
	RPM International Inc.	8,489	883
	Expeditors International of Washington Inc.	5,586	832
	CH Robinson Worldwide Inc.	5,171	831
	Regal Rexnord Corp.	5,615	788
	Littelfuse Inc.	3,108	786
	Silgan Holdings Inc.	18,967	766
	Knight-Swift Transportation Holdings Inc. Class A	14,300	748
	Snap-on Inc.	2,081	717
	Flowserve Corp.	10,302	715
	Fortune Brands Innovations Inc.	14,125	707
*	GXO Logistics Inc.	13,270	699
*	Amentum Holdings Inc.	22,198	644
	Hubbell Inc. Class B	1,416	629
	MKS Inc.	3,411	545
	Sealed Air Corp.	12,734	528
	DuPont de Nemours Inc.	11,438	460
	Booz Allen Hamilton Holding Corp.	4,900	413
	Graco Inc.	4,912	403
	Vontier Corp.	10,721	399
	HEICO Corp.	1,087	352
*	Everus Construction Group Inc.	4,074	349
	Comfort Systems USA Inc.	328	306
	Ralliant Corp.	5,105	260
	Graphic Packaging Holding Co.	14,921	225
	Jack Henry & Associates Inc.	1,207	220
*	MasTec Inc.	911	198
*	Paylocity Holding Corp.	1,289	197
	Brunswick Corp.	2,486	185
*	Masterbrand Inc.	16,727	185

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Knife River Corp.	2,487	175
*	API Group Corp.	4,518	173
	Louisiana-Pacific Corp.	2,046	165
*	NCR Atleos Corp.	4,057	155
	Ferguson Enterprises Inc.	646	144
	MSA Safety Inc.	715	114
*	Mohawk Industries Inc.	900	98
	Dow Inc.	3,786	88
	ManpowerGroup Inc.	2,450	73
	AptarGroup Inc.	600	73
	Genpact Ltd.	601	28
			601,733
Other (0.1%)
[1]	Vanguard Tax-Exempt Bond Index ETF	351,000	17,652
Real Estate (0.9%)
	Prologis Inc.	97,069	12,392
	Welltower Inc.	58,332	10,827
	Equinix Inc.	9,692	7,426
	American Tower Corp.	40,219	7,061
*	CBRE Group Inc. Class A	40,747	6,552
	Iron Mountain Inc.	56,943	4,723
*	Jones Lang LaSalle Inc.	11,747	3,953
	Digital Realty Trust Inc.	23,109	3,575
	NET Lease Office Properties	124,954	3,223
	Public Storage	12,156	3,154
	Host Hotels & Resorts Inc.	175,915	3,119
	Extra Space Storage Inc.	22,139	2,883
*	CoStar Group Inc.	42,526	2,859
	AvalonBay Communities Inc.	15,637	2,835
	Ventas Inc.	33,816	2,617
	American Homes 4 Rent Class A	81,183	2,606
	SBA Communications Corp.	11,919	2,306
	Crown Castle Inc.	24,067	2,139
*	Howard Hughes Holdings Inc.	24,272	1,936
	Essex Property Trust Inc.	6,768	1,771
	Equity LifeStyle Properties Inc.	22,346	1,354
	Mid-America Apartment Communities Inc.	9,294	1,291
*	Zillow Group Inc. Class A	17,624	1,202
	Camden Property Trust	10,700	1,178
	SL Green Realty Corp.	25,075	1,150
	Medical Properties Trust Inc.	226,439	1,132
*	Zillow Group Inc. Class C	15,191	1,036
	Weyerhaeuser Co.	34,146	809
	Lamar Advertising Co. Class A	6,334	802
*	Seaport Entertainment Group Inc.	39,019	771
	Equity Residential	10,950	690
	Vornado Realty Trust	18,992	632
	Invitation Homes Inc.	21,896	609
	Douglas Emmett Inc.	49,446	543
	Sun Communities Inc.	3,700	458
	Federal Realty Investment Trust	4,295	433
	First Industrial Realty Trust Inc.	7,000	401
	JBG SMITH Properties	13,441	229
	Simon Property Group Inc.	869	161
	Brixmor Property Group Inc.	5,563	146
	Kilroy Realty Corp.	3,879	145
	BXP Inc.	1,892	128
	STAG Industrial Inc.	3,461	127
	Kimco Realty Corp.	5,895	120
	Cousins Properties Inc.	4,355	112
	UDR Inc.	2,100	77
			103,693
Technology (17.1%)
	NVIDIA Corp.	1,865,312	347,881
	Apple Inc.	1,163,636	316,346
	Microsoft Corp.	598,919	289,649
	Alphabet Inc. Class C	495,360	155,444
	Broadcom Inc.	368,794	127,640

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Meta Platforms Inc. Class A	184,699	121,918
	Alphabet Inc. Class A	370,344	115,918
*	Palantir Technologies Inc. Class A	182,717	32,478
	Oracle Corp.	164,804	32,122
*	Advanced Micro Devices Inc.	134,741	28,856
	Micron Technology Inc.	96,233	27,466
	Applied Materials Inc.	83,932	21,570
	Lam Research Corp.	121,499	20,798
	Salesforce Inc.	74,822	19,821
	International Business Machines Corp.	60,198	17,831
	QUALCOMM Inc.	101,763	17,407
	Amphenol Corp. Class A	128,398	17,352
	Intuit Inc.	25,300	16,759
*	ServiceNow Inc.	93,550	14,331
*	Adobe Inc.	40,383	14,134
	KLA Corp.	10,852	13,186
	Texas Instruments Inc.	71,848	12,465
*	Cadence Design Systems Inc.	33,815	10,570
*	Palo Alto Networks Inc.	57,165	10,530
*	AppLovin Corp. Class A	14,084	9,490
	Analog Devices Inc.	34,761	9,427
*	Synopsys Inc.	17,230	8,093
	Western Digital Corp.	39,269	6,765
*	Autodesk Inc.	22,471	6,652
	Vertiv Holdings Co. Class A	40,907	6,627
	Corning Inc.	68,131	5,966
*	Cloudflare Inc. Class A	29,243	5,765
	Roper Technologies Inc.	12,526	5,576
*	Guidewire Software Inc.	26,730	5,373
	Marvell Technology Inc.	62,986	5,353
*	Fortinet Inc.	60,810	4,829
*	Intel Corp.	129,931	4,794
	Dell Technologies Inc. Class C	35,490	4,467
*	Crowdstrike Holdings Inc. Class A	8,991	4,215
*	ON Semiconductor Corp.	71,042	3,847
	Teradyne Inc.	19,532	3,781
*	Sandisk Corp.	15,035	3,569
	Hewlett Packard Enterprise Co.	137,935	3,313
	Monolithic Power Systems Inc.	3,036	2,752
	Cognizant Technology Solutions Corp. Class A	32,596	2,705
*	Workday Inc. Class A	12,440	2,672
*	Coherent Corp.	14,118	2,606
	Jabil Inc.	10,210	2,328
*	Pure Storage Inc. Class A	34,164	2,289
	VeriSign Inc.	9,253	2,248
*	GoDaddy Inc. Class A	17,857	2,216
	Microchip Technology Inc.	34,772	2,216
*	Gartner Inc.	8,596	2,169
*	Zscaler Inc.	9,048	2,035
*	PTC Inc.	10,669	1,859
*	MongoDB Inc.	4,415	1,853
*	DoorDash Inc. Class A	7,556	1,711
*	CACI International Inc. Class A	3,078	1,640
*	Arrow Electronics Inc.	14,881	1,640
	HP Inc.	71,073	1,583
*	F5 Inc.	5,875	1,500
	Pegasystems Inc.	24,802	1,481
*	Tyler Technologies Inc.	2,891	1,312
	NetApp Inc.	11,634	1,246
*	Atlassian Corp. Class A	7,235	1,173
*	Manhattan Associates Inc.	6,606	1,145
*	Akamai Technologies Inc.	11,367	992
	Leidos Holdings Inc.	5,350	965
*	Nutanix Inc. Class A	18,189	940
*	Twilio Inc. Class A	6,492	923
	CDW Corp.	6,757	920
*	Qorvo Inc.	10,869	918
*	Snowflake Inc. Class A	3,686	809
*	Kyndryl Holdings Inc.	28,580	759
*	Maplebear Inc.	16,402	738

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Gen Digital Inc.	24,339	662
*	Astera Labs Inc.	3,969	660
	Match Group Inc.	19,384	626
	TD SYNNEX Corp.	4,070	611
	Amkor Technology Inc.	13,873	548
	Dolby Laboratories Inc. Class A	8,275	531
*	Unity Software Inc.	11,745	519
*	Super Micro Computer Inc.	17,315	507
	Qnity Electronics Inc.	5,719	467
*	HubSpot Inc.	1,033	415
*	MACOM Technology Solutions Holdings Inc.	2,391	409
*	IPG Photonics Corp.	4,299	308
*	Datadog Inc. Class A	2,228	303
*	Strategy Inc.	1,693	257
*	Allegro MicroSystems Inc.	9,694	256
*	Pinterest Inc. Class A	9,806	254
*	IAC Inc.	6,481	253
*	nCino Inc.	9,711	249
*	Teradata Corp.	7,736	235
*	Dropbox Inc. Class A	8,200	228
	SS&C Technologies Holdings Inc.	2,531	221
*	NCR Voyix Corp.	20,995	214
	Bentley Systems Inc. Class B	5,295	202
	Amdocs Ltd.	2,400	193
*	Angi Inc. Class A	12,656	164
*	ZoomInfo Technologies Inc. Class A	13,782	140
*	Toast Inc. Class A	3,534	125
*	Elastic NV	1,300	98
*	Clarivate plc	27,684	92
	Entegris Inc.	879	74
	Paycom Software Inc.	394	63
*	DXC Technology Co.	157	2
			1,972,603
Telecommunications (0.7%)
	T-Mobile US Inc.	78,984	16,037
	Cisco Systems Inc.	194,415	14,976
*	Arista Networks Inc.	108,572	14,226
	AT&T Inc.	343,396	8,530
	Motorola Solutions Inc.	15,378	5,895
	Comcast Corp. Class A	195,840	5,854
*	Frontier Communications Parent Inc.	58,546	2,229
*	Charter Communications Inc. Class A	9,575	1,999
*	Ciena Corp.	8,066	1,886
*	Lumentum Holdings Inc.	4,622	1,704
	Verizon Communications Inc.	33,700	1,372
*	Liberty Global Ltd. Class C	109,669	1,211
*	Liberty Broadband Corp. Class C	7,579	368
*	Roku Inc.	1,980	215
*	Liberty Broadband Corp. Class A	2,647	128
*	GCI Liberty Inc. Class C	2,301	85
*	GCI Liberty Inc. Class A	529	19
*,2	GCI Liberty Inc.	25,555	—
			76,734
Utilities (1.1%)
	NextEra Energy Inc.	198,076	15,902
	Constellation Energy Corp.	39,604	13,991
	Vistra Corp.	53,239	8,589
	Southern Co.	98,422	8,582
*	Clean Harbors Inc.	31,700	7,433
	Waste Management Inc.	31,428	6,905
	NRG Energy Inc.	33,812	5,384
	DTE Energy Co.	39,894	5,146
	Consolidated Edison Inc.	51,696	5,135
	American Electric Power Co. Inc.	41,600	4,797
	Sempra	51,796	4,573
	Duke Energy Corp.	38,994	4,571
	Public Service Enterprise Group Inc.	47,759	3,835
	PG&E Corp.	236,802	3,805
	Republic Services Inc.	16,510	3,499

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
	Exelon Corp.			65,800	2,868
	WEC Energy Group Inc.			26,459	2,790
	Xcel Energy Inc.			32,522	2,402
	American Water Works Co. Inc.			18,056	2,356
	Entergy Corp.			20,838	1,926
	NiSource Inc.			42,656	1,781
	UGI Corp.			42,364	1,586
	Alliant Energy Corp.			24,226	1,575
	CMS Energy Corp.			20,227	1,415
	Ameren Corp.			9,798	978
	Edison International			14,039	843
	Essential Utilities Inc.			20,886	801
	OGE Energy Corp.			15,986	683
	Atmos Energy Corp.			3,445	578
	FirstEnergy Corp.			10,798	483
	National Fuel Gas Co.			4,027	322
	MDU Resources Group Inc.			4,734	92
					125,626
Total Common Stocks (Cost $1,057,950)					4,998,013
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (56.2%)
Alabama (2.5%)
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/2031	1,100	1,229
[3]	Alabama State Highway Authority SO Revenue	5.000%	9/1/2042	1,610	1,776
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/2040	1,465	1,478
[3]	Alabama State University General Tuition Revenue	5.000%	9/1/2037	1,000	1,127
	Auburn AL GO	5.000%	8/1/2038	1,000	1,100
	Auburn AL University General Fee Revenue	5.000%	6/1/2036	3,315	3,867
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/2031	1,125	1,178
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/2028	500	522
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	8/1/2033	1,000	1,081
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2034	1,600	1,751
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	5/1/2035	1,000	1,076
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	8,710	8,971
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	10/1/2035	3,975	4,209
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/2027	3,000	3,024
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/2028	6,705	7,026
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/2028	1,250	1,312
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/2029	4,530	4,779
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/2029	14,265	15,061
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/2030	1,660	1,782
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/2031	10,710	11,483
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/2032	3,610	3,967
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/2032	11,415	12,275
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/2032	5,430	5,897
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/2034	9,715	10,387
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	5/1/2035	6,050	6,470
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	8/1/2035	5,400	5,796
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.670%	12/1/2026	3,750	3,717
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/2029	3,490	3,572
[5]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/2027	3,845	3,877
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/2031	2,180	2,230
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	9/1/2033	10,995	11,395
	Energy Southeast AL Cooperative District Energy Supply Revenue	5.000%	11/1/2035	1,200	1,271
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/2031	635	694
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/2031	3,145	3,483
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/2032	5,470	5,952
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/2041	1,500	1,574
	Huntsville AL Electric System Revenue	5.000%	12/1/2030	510	527
	Huntsville AL GO	5.000%	5/1/2035	1,125	1,167
	Huntsville AL GO	5.000%	3/1/2042	1,620	1,736
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	780	837
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/2035	2,895	3,318

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/2045	1,500	1,438
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/2030	1,170	1,263
	Jefferson County AL Revenue	5.000%	9/15/2029	1,470	1,510
	Jefferson County AL Revenue	5.000%	10/1/2031	1,000	1,104
	Jefferson County AL Revenue	5.000%	9/15/2033	1,000	1,025
	Jefferson County AL Revenue	5.000%	10/1/2035	1,300	1,449
	Jefferson County AL Revenue	5.000%	10/1/2038	1,375	1,504
	Jefferson County AL Revenue	5.250%	10/1/2043	1,500	1,601
	Jefferson County AL Revenue	5.250%	10/1/2045	2,000	2,101
	Lower AL Gas District Gas Project Revenue	5.000%	12/1/2033	7,500	7,928
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/2034	2,520	2,728
	Mobile AL Industrial Development Board Pollution Control Revenue (Barry Plant Project) PUT	3.375%	6/26/2029	500	506
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/2038	3,500	3,555
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/2034	1,000	1,028
	Selma AL Industrial Development Board Revenue (International Paper Co. Project)	4.200%	5/1/2034	770	799
	Selma AL Industrial Development Board Revenue (International Paper Co. Project) PUT	3.450%	10/1/2031	200	201
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2029	350	367
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/2031	1,000	1,072
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/2032	7,860	8,438
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/2032	3,760	4,034
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/2029	1,440	1,544
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/2028	4,970	5,028
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/2028	4,600	4,761
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/2029	9,730	10,252
[5]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/2030	1,615	1,708
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	10/1/2030	13,000	13,966
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/2032	850	917
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	9/1/2035	6,545	7,101
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/2031	985	1,054
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/2032	890	962
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/2033	5,185	5,471
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/2035	8,495	8,851
	Southeast Energy Authority AL Cooperative District Gas Supply Revenue PUT	5.250%	11/1/2035	8,215	9,032
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/2028	1,090	1,104
	University of Alabama General Revenue	3.000%	7/1/2036	1,085	1,031
[3]	University of South Alabama University Facilities Revenue	5.000%	11/1/2034	2,265	2,290
[3]	Walker County AL Board of Education School Special Tax	5.000%	3/1/2043	750	795
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/2028	550	558
					284,050
Alaska (0.1%)
	Alaska GO	5.000%	8/1/2027	1,000	1,039
	Alaska GO	5.000%	8/1/2029	1,000	1,087
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/2035	1,500	1,626
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2031	1,095	1,224
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/2034	1,285	1,422
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/2037	3,000	3,265
	Alaska State International Airports System Revenue	5.000%	10/1/2034	1,750	2,006
	Municipality of Anchorage GO	4.000%	9/1/2043	2,470	2,416
	North Slope Borough Alaska GO	5.000%	6/30/2029	1,405	1,521
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2037	1,000	986
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/2038	1,000	976
					17,568
American Samoa (0.0%)
[6]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2028	110	113
[6]	American Samoa Economic Development Authority General Revenue	5.000%	9/1/2029	105	109
					222
Arizona (0.7%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2043	1,060	1,129
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/2045	1,080	1,135
	Arizona COP ETM	5.000%	10/1/2026	2,000	2,036
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/2029	600	564
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/2036	1,000	860
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2028	1,000	1,045

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/2029	1,000	1,062
[6]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/2044	500	536
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	990	1,002
	Arizona Industrial Development Authority Municipal Certificates Revenue (High Point LLC)	3.625%	5/20/2033	1,571	1,557
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/2025	180	4
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/2026	100	2
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/2027	265	6
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/2028	305	7
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/2037	695	627
[8]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/2037	1,000	1,044
[8]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	3,000	3,326
	Arizona State University Revenue	5.000%	7/1/2039	2,000	2,108
	Arizona State University Revenue	5.000%	7/1/2040	1,000	1,048
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/2036	1,620	1,633
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/2026	100	100
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/2032	1,185	1,290
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/2031	100	106
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/2037	275	291
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/2031	650	621
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/2030	1,000	1,087
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/2033	830	868
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/2036	3,335	3,705
[5]	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health) VRDO	2.500%	1/2/2026	17,330	17,330
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/2034	1,500	1,532
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/2035	1,000	855
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/2029	55	56
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/2039	1,000	846
	Mesa AZ GO	5.000%	7/1/2027	2,565	2,658
[3]	Mesa AZ Utility Systems Revenue	5.000%	7/1/2042	1,810	1,984
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/2033	1,010	1,040
[9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2042	1,000	1,194
[9]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/2043	1,250	1,479
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/2044	2,000	2,142
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/2028	2,015	2,019
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/2035	1,900	1,919
	Phoenix AZ GO	5.000%	7/1/2031	1,500	1,696
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2036	1,000	1,002
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2027	300	306
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/2028	275	284
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/2031	1,595	1,584
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/2038	1,040	1,044
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2026	1,200	1,214
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2028	1,000	1,059
[3]	Pima County AZ Unified School District GO	5.000%	7/1/2037	750	845
[8]	Pinal County AZ Pledged Obligations Revenue	5.000%	8/1/2036	650	754
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2036	1,540	1,572
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2039	1,370	1,417
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/2042	1,000	1,098
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/2043	1,000	1,068
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2026	2,500	2,539
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/2028	640	672
	Sierra Vista AZ Industrial Development Authority Education Facility Revenue (Wake Preparatory Academy)	5.250%	6/15/2035	1,000	1,029
	Tempe AZ Industrial Development Authority Revenue (Friendship Village Project)	3.500%	12/1/2030	450	449
	Tucson AZ Industrial Development Authority Multifamily Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	750	750
					84,235
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/2032	2,000	2,112
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/2033	500	526
	Bentonville AR Sales & Use Tax Revenue	4.000%	11/1/2045	905	916

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Dorado AR School District No. 15 GO	5.000%	2/1/2043	1,385	1,427
	El Dorado AR School District No. 15 GO	5.000%	2/1/2045	2,920	2,983
[3]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2036	500	573
[3]	Fort Smith AR Sales & Use Tax Revenue	5.000%	11/1/2041	1,000	1,100
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2029	1,075	1,090
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/2038	500	547
	Springdale AR School District No. 50 GO	3.000%	6/1/2032	495	492
					11,766
California (5.9%)
[3]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	1,135	1,183
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/2037	1,000	1,012
[3]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/2038	1,000	644
	Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/2032	250	282
	Antelope Valley CA Community College District Election GO	0.000%	8/1/2035	650	452
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/2026	2,000	1,998
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/2026	940	939
[5]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	1.700%	1/2/2026	50,680	50,680
[10]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/2029	1,000	903
	California Community Choice Financing Authority Revenue	5.000%	11/1/2033	6,250	6,794
	California Community Choice Financing Authority Revenue	5.000%	12/1/2035	5,580	6,123
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/2027	500	505
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2028	3,745	3,805
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2028	7,330	7,740
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	1,385	1,452
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2029	4,890	5,138
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/2030	7,000	7,436
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/2030	3,630	3,961
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/2031	5,575	5,932
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/2031	2,810	2,850
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/2032	6,575	7,047
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2032	4,865	5,062
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	10,000	10,855
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/2032	3,125	3,353
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2032	5,975	6,330
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2032	4,340	4,692
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/2032	12,665	13,200
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/2033	9,430	10,319
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/2033	4,055	4,304
	California Community Choice Financing Authority Revenue PUT	5.000%	7/1/2034	11,840	12,277
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,470	4,709
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/2035	4,705	5,131
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/2035	7,205	7,842
	California Educational Facilities Authority Revenue	5.250%	10/1/2034	1,000	1,061
	California GO	5.000%	10/1/2026	1,000	1,020
	California GO	5.000%	10/1/2027	1,000	1,048
	California GO	5.000%	8/1/2028	1,000	1,068
	California GO	5.000%	8/1/2028	1,710	1,826
	California GO	5.000%	10/1/2028	1,000	1,072
	California GO	5.000%	9/1/2030	5,000	5,591
	California GO	4.000%	8/1/2031	1,675	1,687
	California GO	5.000%	8/1/2031	1,000	1,138
	California GO	5.000%	8/1/2031	1,500	1,707
	California GO	5.000%	4/1/2032	2,500	2,704
	California GO	5.000%	8/1/2032	1,635	1,893
	California GO	5.000%	8/1/2032	1,560	1,806
	California GO	5.000%	10/1/2032	20	20
	California GO	4.000%	9/1/2033	2,000	2,014
	California GO	5.000%	8/1/2034	2,010	2,390
	California GO	5.000%	3/1/2035	1,960	2,145
	California GO	5.000%	8/1/2035	355	426
	California GO	3.000%	10/1/2035	1,775	1,752
	California GO	4.000%	3/1/2036	980	1,022
	California GO	5.000%	4/1/2036	5,000	5,353
	California GO	5.000%	8/1/2036	435	517
	California GO	5.000%	9/1/2041	1,000	1,114
	California GO	5.000%	9/1/2043	2,500	2,722
	California GO	5.000%	9/1/2043	3,455	3,780
	California GO	5.000%	3/1/2044	1,000	1,095

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/2044	1,000	1,090
	California GO	5.000%	9/1/2044	2,045	2,221
	California GO Prere.	4.000%	3/1/2030	20	21
	California GO Prere.	5.000%	3/1/2030	40	44
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/2029	5,000	5,444
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2028	1,000	1,055
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2031	2,000	2,210
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/2032	1,045	1,160
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/2028	1,000	1,035
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/2037	1,000	1,019
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2030	1,415	1,523
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health) PUT	5.000%	10/1/2032	1,690	1,860
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/2036	1,000	1,037
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	1,016
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/2040	1,000	1,016
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/2033	4,337	4,444
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/2035	975	1,008
[11]	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/2035	2,444	2,475
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/2035	3,497	3,464
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/2036	3,084	2,957
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/2036	488	506
[12]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/2028	500	527
	California Infrastructure & Economic Development Bank Revenue (Clinical & Life Sciences Building)	5.000%	5/15/2038	1,305	1,533
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/2028	1,000	931
	California Municipal Finance Authority Certificates Revenue	4.325%	11/20/2040	3,226	3,229
	California Municipal Finance Authority Certificates Revenue	4.325%	11/20/2040	999	948
	California Municipal Finance Authority Certificates Revenue	3.537%	2/20/2041	1,242	1,163
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/2040	990	1,012
[6]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/2044	1,000	987
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/2042	1,000	1,102
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2026	1,000	1,024
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/2028	1,000	1,076
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/2030	1,000	1,117
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/2031	500	570
	California State University Systemwide Revenue	5.000%	11/1/2037	1,000	1,189
	California State University Systemwide Revenue	5.000%	11/1/2038	1,840	2,165
	California State University Systemwide Revenue	5.000%	11/1/2039	1,295	1,510
	California State University Systemwide Revenue	5.000%	11/1/2041	1,000	1,140
	California State University Systemwide Revenue	5.000%	11/1/2043	1,000	1,113
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/2029	1,000	939
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/2033	500	525
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2030	1,000	1,129
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2032	2,500	2,873
[6]	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals)	5.000%	10/1/2035	5,500	6,457
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/2028	400	403
[3,13]	Centinela Valley CA Union High School District GO	5.000%	8/1/2028	1,000	1,053
[3,13]	Centinela Valley CA Union High School District GO	5.000%	8/1/2029	1,000	1,076
[3,13]	Centinela Valley CA Union High School District GO	5.000%	8/1/2030	1,000	1,098
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2035	5,405	5,888
	Chino Valley Unified School District GO	0.000%	8/1/2031	600	510
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/2046	1,425	1,193
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/2047	800	675
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/2047	500	422
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/2037	1,000	1,198
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/2029	2,000	1,847
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/2029	1,390	1,547
[13]	Fremont CA Unified School District GO	5.000%	8/1/2028	980	1,033
[13]	Fremont CA Unified School District GO	5.000%	8/1/2031	1,705	1,911

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/2027	2,070	1,999
	Inglewood CA Unified School District GO	5.000%	8/1/2033	630	736
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2031	2,000	2,211
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2033	500	596
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/2042	1,000	1,128
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2027	110	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	615	638
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	55	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	375	389
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	50	52
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	115	119
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	155	161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2027	60	62
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2028	85	88
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	260	272
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	700	739
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	65	66
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	90	95
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	180	190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	2,230	2,355
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	45	48
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	430	449
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2028	285	301
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/2029	300	311
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	670	723
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	125	129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	500	523
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	55	58
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	305	326
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	280	299
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	70	72
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	45	49
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	30	32
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	80	86
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	395	426
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	165	178
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2029	265	286
	Los Angeles CA Department of Water & Power Revenue	5.000%	1/1/2030	2,455	2,641
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	735	767
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	155	165
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	405	445
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	1,120	1,230
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	250	266
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	165	181
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	85	89
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	135	148
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2030	3,520	3,831
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	50	56
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	65	70
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	195	207
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,515	1,691
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	855	892
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	265	296
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	60	67
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	115	128
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	1,500	1,674
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2031	2,600	2,902
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	265	284
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	155	165
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	30	33
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	75	78
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	70	75
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	140	158
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	240	271
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	450	509
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,610	1,821

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,885	2,132
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2032	1,040	1,176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	1,440	1,470
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	250	255
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	95	108
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	320	365
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	195	219
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	30	34
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	130	148
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	85	97
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	263
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	2,040	2,328
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2033	230	263
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	760	797
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	120	127
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	35	40
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	80	84
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	1,000	1,120
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	55	62
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	65	74
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	940	1,084
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2034	2,190	2,525
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,330	1,392
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	95	100
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	155	178
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	160	183
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	145	160
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	45	50
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	175	198
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,000	1,163
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2035	1,570	1,827
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,000
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,695	1,771
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	100	110
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,111
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	340
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	170	183
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	50	57
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	300	342
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,000	1,141
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2036	1,730	1,999
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,000	1,016
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,145	1,193
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	1,400	1,504
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	270	292
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	25	28
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	40	45
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	305	343
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	55	62
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	80	87
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	120	131
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	240	267
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	505	565
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2037	95	107
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	500	508
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	2,550	2,653
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	120	130
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	105	115
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	440	484
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	170	187
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	175	197
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	160	176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	60	68
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2038	1,020	1,161
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	405	432
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	1,220	1,327
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	270	299
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	550	615

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	110	121
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	85	95
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	115	128
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	245	273
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2039	55	62
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	330	350
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	160	172
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	120	132
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,380	1,540
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2040	1,980	2,210
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	325	344
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,082
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	1,000	1,087
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	50	54
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	535	584
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2041	70	74
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,000	1,010
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	80	85
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	20	22
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	195	210
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2042	1,230	1,337
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	1,000	1,062
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	165	174
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	70	74
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	295	315
[8]	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2043	345	371
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2044	1,150	1,217
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/2046	1,540	1,588
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	2,000	2,298
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	705	824
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	2,000	2,379
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2036	1,755	1,811
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2037	1,595	1,909
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2038	1,000	1,185
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/2043	1,000	1,033
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/2042	2,100	2,184
[8]	Los Angeles County CA School District GO	5.000%	7/1/2036	1,000	1,048
	Manteca CA Unified School District GO	5.000%	8/1/2036	575	693
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No. 1 2015)	5.000%	9/1/2031	1,130	1,132
	Mount Diablo CA Unified School District GO	5.000%	8/1/2036	530	639
	Mount Diablo CA Unified School District GO	5.000%	8/1/2037	585	696
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/2039	555	683
	Newport Mesa CA Unified School District GO	0.000%	8/1/2030	630	561
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/2030	8,555	9,120
	Oceanside CA Unified School District GO	5.000%	8/1/2039	470	546
	Oceanside CA Unified School District GO	5.000%	8/1/2040	500	572
	Ontario CA Public Financing Authority Lease Revenue	5.000%	11/1/2036	585	701
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2026	1,040	1,016
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2030	2,000	1,661
[3]	Palomar Pomerado Health California GO	0.000%	8/1/2032	740	561
	Peralta CA Community College District Election GO	5.250%	8/1/2042	1,000	1,107
	Peralta CA Community College District GO	5.000%	8/1/2032	1,000	1,174
[3]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,370	1,391
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2037	2,000	2,253
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/2039	2,000	2,222
	Riverside CA Electric Revenue	5.000%	10/1/2032	1,830	1,990
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/2030	2,415	2,097
[9]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/2030	1,815	1,571
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/2040	925	933
	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2037	605	718
	San Diego CA Public Facilities Financing Authority Lease Revenue	5.000%	10/15/2043	775	865
[3]	San Diego CA Unified School District GO	5.500%	7/1/2027	520	546
	San Diego CA Unified School District GO	0.000%	7/1/2030	250	223

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2044	1,000	456
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	320	307
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	80	77
	San Diego CA Unified School District GO ETM	0.000%	7/1/2027	100	96
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	70	65
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	60	56
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	150	140
	San Diego CA Unified School District GO ETM	0.000%	7/1/2028	220	206
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	60	55
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	200	182
	San Diego CA Unified School District GO ETM	0.000%	7/1/2029	240	218
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2037	800	948
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/2041	320	363
	San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/2042	1,000	1,134
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2043	1,000	1,088
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/2044	1,500	1,629
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/2029	1,000	1,049
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2036	1,540	1,898
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/2037	2,055	2,544
	San Francisco CA City & County Unified School District GO	5.000%	6/15/2032	1,000	1,157
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/2035	4,740	5,351
[10]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/2033	1,475	1,160
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/2039	1,155	1,075
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/2042	600	568
	South San Francisco CA Unified School District GO	5.000%	9/1/2033	1,150	1,381
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2030	250	276
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/2033	275	317
	Southern California Public Power Authority Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,002
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	7,725	8,206
	Southern California Public Power Authority Revenue (Transmission System Renewal Project) PUT	5.000%	7/1/2029	1,480	1,564
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/2029	45	49
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2027	55	57
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2029	65	70
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/2044	100	106
[8]	Stockton CA Unified School District GO	5.000%	8/1/2035	605	734
[3]	Sutter Butte Flood Control Agency CA Assessment Revenue	5.000%	10/1/2030	500	558
[9]	Union CA Elementary School District GO	0.000%	9/1/2028	1,080	1,010
	University of California Revenue	5.000%	5/15/2030	6,140	6,845
	University of California Revenue	5.000%	5/15/2031	1,400	1,593
	University of California Revenue	5.000%	5/15/2031	1,000	1,138
	University of California Revenue	4.000%	5/15/2034	1,000	1,016
	University of California Revenue	4.000%	5/15/2035	2,000	2,029
	University of California Revenue	5.000%	5/15/2035	1,620	1,707
	University of California Revenue	5.000%	5/15/2035	1,165	1,227
	University of California Revenue	5.000%	5/15/2036	9,355	11,182
	University of California Revenue	5.000%	5/15/2037	1,005	1,175
	University of California Revenue	5.000%	5/15/2037	2,340	2,736
	University of California Revenue	5.000%	5/15/2038	1,975	2,291
	University of California Revenue	5.000%	5/15/2038	1,670	1,938
	University of California Revenue	5.000%	5/15/2039	1,135	1,308
	University of California Revenue	5.000%	5/15/2040	1,000	1,142
	University of California Revenue	5.250%	5/15/2040	1,000	1,222
	University of California Revenue	4.000%	5/15/2041	1,740	1,775
	University of California Revenue	4.000%	5/15/2041	3,475	3,542
	University of California Revenue	5.000%	5/15/2041	2,000	2,201
	University of California Revenue	5.000%	5/15/2041	1,000	1,112
	University of California Revenue	5.000%	5/15/2042	1,000	1,101
	University of California Revenue	5.000%	5/15/2042	1,000	1,101
	University of California Revenue	5.000%	5/15/2042	1,590	1,767
	University of California Revenue	5.000%	5/15/2043	1,000	1,092
	University of California Revenue VRDO	1.700%	1/2/2026	47,705	47,705
	University of California Revenue VRDO	1.700%	1/2/2026	51,190	51,190
[3,12]	West Contra Costa CA Unified School District GO	0.000%	8/1/2032	1,155	948
[9]	West Contra Costa CA Unified School District GO	0.000%	8/1/2034	1,225	924
					679,887

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (0.8%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/2034	1,435	1,437
	Adams County CO COP	5.000%	12/1/2031	650	651
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/2042	1,575	1,767
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/2043	1,000	1,052
	Aurora CO Water Revenue Prere.	5.000%	8/1/2026	1,645	1,668
[3]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,000	1,103
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2036	410	471
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/2043	1,500	1,652
[8]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/2033	250	281
	Colorado Building Excellent Schools COP	5.000%	3/15/2032	1,000	1,048
	Colorado COP	4.000%	12/15/2033	1,235	1,268
	Colorado COP	4.000%	12/15/2034	1,800	1,842
	Colorado COP	6.000%	12/15/2036	1,000	1,189
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/2036	175	173
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/2030	500	506
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/2028	1,000	1,057
[5]	Colorado Health Facilities Authority Hospital Revenue VRDO	2.550%	1/2/2026	4,200	4,200
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/2039	1,000	1,110
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2030	1,075	1,175
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2033	1,000	1,129
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/2037	1,000	1,065
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/2038	1,000	1,013
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/2036	1,515	1,509
	Colorado Health Facilities Authority Revenue	4.000%	1/1/2035	1,000	1,023
	Colorado Health Facilities Authority Revenue	5.125%	12/1/2045	1,000	1,016
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/2026	95	97
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2029	1,330	1,425
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	9/1/2032	1,000	1,117
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/2039	1,000	1,084
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	4.000%	8/1/2044	1,000	907
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/2033	1,000	1,128
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/2026	1,500	1,522
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/2028	1,170	1,235
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) VRDO	2.450%	1/2/2026	3,805	3,805
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/2026	1,500	1,507
	Colorado Housing & Finance Authority Multifamily Revenue	3.150%	4/1/2029	1,060	1,062
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/2042	4,000	4,325
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2033	1,000	1,090
[3]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/2034	750	815
	Colorado Springs Multifamily Housing Revenue (Bradley Ridge Apartments Project) PUT	3.150%	12/1/2029	500	501
[6]	CSU Strata CO Student Housing Revenue (Prospect Project)	5.000%	3/1/2040	500	512
	Denver CO City & County Airport Revenue	5.000%	12/1/2026	775	792
	Denver CO City & County Airport Revenue	5.000%	11/15/2040	575	626
	Denver CO City & County COP	5.000%	6/1/2037	1,685	1,697
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/2029	500	438
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	6/1/2029	180	189
	Denver CO City & County Housing Authority Multifamily Revenue	5.000%	12/1/2045	320	323
	Denver CO City & County School District No. 1 GO	4.000%	12/1/2031	1,000	1,002
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2033	5,000	5,096
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2034	1,125	1,333
	Denver CO City & County School District No. 1 GO	5.000%	12/1/2036	2,000	2,032
	Denver CO City & County School District No. 1 GO	5.250%	12/1/2042	3,000	3,376
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2029	2,000	1,808
[9]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2032	1,000	821
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/2040	1,000	558
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/2040	500	556
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/2036	3,395	3,577
[3]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/2046	780	735
[3]	Park Creek Metropolitan District CO Ltd. Property Tax Revenue	5.000%	12/1/2040	1,750	1,888
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	2,240	2,705
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/2039	1,325	1,314
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/2042	1,000	1,057
	University of Colorado Enterprise System Revenue	5.000%	6/1/2042	570	626

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Weld County CO School District No. RE 002 GO	5.000%	12/1/2036	2,325	2,485
					87,571
Connecticut (1.3%)
	Connecticut GO	5.000%	4/15/2028	1,000	1,056
	Connecticut GO	5.000%	11/15/2031	865	981
	Connecticut GO	5.000%	11/15/2032	1,705	1,958
	Connecticut GO	3.000%	1/15/2033	270	270
	Connecticut GO	5.000%	11/15/2033	1,500	1,742
	Connecticut GO	5.000%	8/15/2034	1,220	1,428
	Connecticut GO	5.000%	11/15/2034	1,500	1,759
	Connecticut GO	5.000%	8/15/2035	1,085	1,281
	Connecticut GO	3.000%	1/15/2038	2,345	2,195
	Connecticut GO	5.000%	4/15/2039	1,650	1,738
	Connecticut GO	5.000%	8/15/2041	1,150	1,282
	Connecticut GO	5.000%	8/15/2042	1,190	1,311
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/2031	1,000	1,032
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2029	1,255	1,318
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/2032	1,600	1,674
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2035	650	665
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/2036	800	813
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/2031	575	583
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/2032	1,000	1,139
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/2029	1,000	1,066
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/2035	2,000	2,358
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/2026	500	498
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/2054	955	1,056
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/2028	1,805	1,894
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/2034	1,000	1,059
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/2035	1,000	1,087
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2038	1,000	1,127
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2041	2,000	2,171
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2042	3,205	3,509
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	2,000	2,167
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/2043	5,000	5,471
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	1.900%	1/2/2026	26,090	26,090
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	1.900%	1/2/2026	27,300	27,300
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	1.900%	1/2/2026	14,165	14,165
	Connecticut State Health & Educational Facilities Authority Revenue VRDO	1.950%	1/2/2026	30,460	30,460
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/2038	680	741
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/2030	1,000	1,012
[6]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/2035	1,000	1,000
[8]	New Haven Connecticut GO	5.000%	8/1/2028	500	529
[8]	New Haven Connecticut GO	5.000%	8/1/2037	1,000	1,108
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/2042	1,000	1,006
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	560	578
	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	200	210
	University of Connecticut Revenue	5.000%	2/15/2027	635	636
					152,523
Delaware (0.1%)
[6]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	2,455	2,098
	Delaware GO	5.000%	5/1/2028	2,000	2,119
	Delaware GO	4.000%	5/1/2042	2,500	2,546
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/2030	600	622
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/2037	1,000	1,059
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/2038	1,495	1,379
	Delaware State Economic Development Authority Revenue (Delmarva Power & Light Co. Project)	3.600%	1/1/2031	500	513
	Delaware State Economic Development Authority Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	1,350	1,352
	University of Delaware Bonds Revenue	5.000%	11/1/2040	500	578
					12,266
District of Columbia (0.6%)
	District of Columbia GO	5.000%	6/1/2027	1,000	1,036
	District of Columbia GO	5.000%	12/1/2031	2,180	2,473
	District of Columbia GO	5.000%	1/1/2039	1,000	1,108
	District of Columbia GO	5.000%	8/1/2044	1,145	1,220
	District of Columbia GO	5.000%	8/1/2045	4,500	4,757
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/2035	1,000	1,001
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/2045	260	268

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.150%	2/1/2029	130	130
[14]	District of Columbia Housing Finance Agency Multifamily Revenue PUT	3.600%	9/1/2030	500	504
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2030	1,355	1,507
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/2036	1,000	1,154
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	6/1/2038	1,810	2,073
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/2039	1,000	1,110
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/2040	3,000	3,260
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/2044	3,000	3,093
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/2039	1,460	1,299
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/2040	1,000	993
	District of Columbia University Revenue PUT	5.000%	4/3/2035	2,295	2,591
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/2037	2,610	3,006
[5]	District of Columbia Water & Sewer Authority Public Utility Revenue VRDO	2.500%	1/2/2026	16,705	16,705
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/2036	525	354
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/2033	2,240	2,366
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,300	765
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,915	1,229
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2037	1,000	595
[3]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/2040	500	273
	Washington Convention & Sports Authority Revenue	5.000%	10/1/2026	1,090	1,107
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/2034	1,115	1,152
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2027	100	104
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2028	100	106
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2039	685	756
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/2041	805	871
[5,6]	Washington DC Metropolitan Area Transit Authority Dedicated Revenue TOB VRDO	2.530%	1/2/2026	5,500	5,500
					64,466
Florida (1.9%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	305	310
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/2031	615	627
[3]	Bay County FL School Board COP	4.000%	7/1/2038	1,285	1,302
	Bay County FL School Board COP	5.500%	7/1/2041	1,450	1,581
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2031	1,415	1,557
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/2040	715	757
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/2038	3,460	3,791
	Broward County FL School COP	5.000%	7/1/2036	1,000	1,110
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/2039	1,000	1,058
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2030	500	534
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/2033	540	570
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/2031	495	453
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2029	325	326
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2032	1,000	1,121
	Capital Trust Authority FL Health Care Facilities Revenue (UF Health Projects)	5.000%	12/1/2035	1,000	1,139
[3]	Central FL Expressway Authority Revenue	2.500%	7/1/2040	1,000	785
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/2026	1,015	1,022
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2032	1,000	1,143
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2033	1,000	1,157
[3]	Central Florida Expressway Authority Revenue	5.000%	7/1/2034	1,000	1,169
	Davie FL Educational Facilities Revenue	5.000%	4/1/2038	1,000	1,034
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2034	925	957
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/2035	1,075	1,109
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2034	1,980	2,083
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/2039	1,525	1,569
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/2044	155	153
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/2029	410	391
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2029	400	409

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/2030	850	868
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Renaissance Charter School Projects)	5.500%	6/15/2040	605	633
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/2030	435	436
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	2,500	2,676
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	1,105	1,169
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/2038	770	779
[6]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	4.200%	11/15/2030	520	523
[6]	Florida Local Government Finance Commission Senior Living Revenue (Nocatee Project)	6.625%	11/15/2045	500	527
	Florida Municipal Power Agency Revenue	4.000%	10/1/2030	2,775	2,833
	Florida Municipal Power Agency Revenue	3.000%	10/1/2033	1,000	987
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/2026	5,000	5,061
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/2030	5,500	6,076
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/2041	2,000	2,041
	Florida State Turnpike Authority Revenue	4.000%	7/1/2034	1,385	1,392
	Florida State Turnpike Authority Revenue	3.000%	7/1/2035	150	149
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/2040	1,900	2,101
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/2041	210	190
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2029	1,545	1,679
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2034	1,610	1,862
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/2043	1,860	1,965
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/2028	385	386
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,905	1,987
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/2027	1,465	1,528
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/2037	1,250	1,255
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/2030	1,085	1,124
	Jacksonville FL Special Revenue	5.000%	10/1/2027	1,500	1,565
	Jacksonville FL Special Revenue	5.000%	10/1/2038	1,410	1,498
	JEA FL Electric System Revenue	4.000%	10/1/2036	300	302
	JEA FL Water & Sewer System Revenue	5.000%	10/1/2043	1,000	1,069
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/2037	1,030	1,081
	Kissimmee FL Capital Improvement Revenue	5.000%	10/1/2043	1,565	1,677
	Lakeland FL Capital Improvement Revenue	5.000%	10/1/2037	1,185	1,347
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2026	1,475	1,502
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/2042	1,525	1,634
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/2040	988	1,035
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/2030	465	472
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/2044	1,375	1,388
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/2036	1,750	1,832
[4]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/2039	1,655	1,714
[3]	Marion County FL School Board COP	5.250%	6/1/2044	3,000	3,210
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/2027	1,000	1,001
[3]	Miami Beach FL Redevelopment Agency Tax Increment Revenue (City Center/Historic Convention Village)	5.000%	2/1/2037	1,275	1,432
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/2034	1,020	1,022
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/2039	3,500	3,847
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2030	1,325	1,385
[3,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/2035	1,000	1,035
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/2029	475	516
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2033	1,850	1,876
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/2034	1,000	1,013
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/2036	1,000	1,017
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/2036	1,160	1,170
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2033	1,000	1,136
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2034	1,440	1,651
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2035	1,500	1,732
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2041	1,500	1,668
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/2044	1,500	1,617

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/2045	1,000	1,053
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/2033	1,290	1,338
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/2028	450	453
[3]	Miami-Dade County FL Professional Sports Franchise Facilities TAX Revenue	0.000%	10/1/2045	4,000	1,577
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/2030	1,000	1,032
	Miami-Dade County FL School Board COP	5.000%	2/1/2026	3,035	3,041
	Miami-Dade County FL SO Revenue	0.000%	10/1/2034	1,000	751
	Miami-Dade County FL SO Revenue	5.000%	4/1/2037	1,255	1,330
	Miami-Dade County FL SO Revenue	0.000%	10/1/2038	2,265	1,396
	Miami-Dade County FL SO Revenue	0.000%	10/1/2039	1,750	1,025
	Miami-Dade County FL SO Revenue	4.000%	4/1/2042	1,000	978
	Miami-Dade County FL SO Revenue	5.000%	4/1/2043	3,855	4,100
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2031	1,400	1,407
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/2038	2,155	2,159
	Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/2046	1,000	1,017
	North Brevard County FL Hospital District Revenue	5.000%	1/1/2034	1,000	1,030
	North Miami Beach FL Bonds GO	5.000%	11/1/2042	1,265	1,351
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/2033	1,965	2,043
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/2035	2,125	2,176
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/2043	1,000	1,037
[6]	Okaloosa County FL Industrial Development Revenue (Air Force Enlisted Village Project)	5.500%	5/15/2045	325	330
	Okaloosa County FL School Board COP	5.000%	10/1/2026	785	798
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/2030	1,510	1,533
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/2046	1,165	1,217
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/2028	1,470	1,476
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2026	1,400	1,426
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/2036	750	837
[3]	Orlando FL Contract Tourist Development Tax Revenue (Camping World Stadium)	5.000%	11/1/2037	1,500	1,676
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2028	1,100	1,174
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/2043	1,000	1,081
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/2028	1,335	1,227
	Osceola County FL Transportation Revenue	5.000%	10/1/2028	500	520
	Osceola County FL Transportation Revenue	0.000%	10/1/2034	2,000	1,396
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/2043	500	505
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/2033	360	390
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/2036	260	251
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/2031	150	153
[6]	Pasco County FL Revenue	5.000%	7/1/2030	2,500	2,694
[3]	Pasco County FL Revenue	5.500%	9/1/2041	2,500	2,747
	Reedy Creek FL Improvement District GO	4.000%	6/1/2034	1,190	1,194
	Reedy Creek FL Improvement District GO	4.000%	6/1/2035	1,000	1,008
	Sarasota County FL Utility System Revenue	5.250%	10/1/2042	1,685	1,824
	South Broward FL Hospital District Revenue	4.000%	5/1/2033	1,020	1,022
	South Broward FL Hospital District Revenue	3.000%	5/1/2040	1,960	1,725
	South FL Water Management District COP	5.000%	10/1/2032	5,190	5,213
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2030	500	518
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2033	1,180	1,193
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/2035	2,635	3,034
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/2042	2,500	2,413
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group) PUT	5.000%	8/15/2030	1,435	1,547
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/2036	1,000	953
[3]	St. Johns County FL School Board COP	5.000%	7/1/2041	1,810	1,963
	Tallahassee FL Energy System Revenue	5.000%	10/1/2032	5,000	5,745
	Tallahassee FL Energy System Revenue	5.000%	10/1/2037	1,000	1,155
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/2044	1,745	1,863
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/2037	2,040	2,072
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/2035	15	15
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2036	1,000	1,160
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2037	2,215	2,543
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2041	2,105	2,324
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2042	2,475	2,702
	Tampa FL Non-AD Valorem Revenue	5.000%	10/1/2043	2,660	2,873

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/2040	1,625	1,828
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2030	200	212
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/2031	250	264
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/2032	1,000	1,008
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/2036	855	781
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.000%	5/1/2034	1,000	1,015
[6]	Village Community FL Development District No. 15 Florida Special Assessment Revenue	4.850%	5/1/2038	415	430
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2029	860	892
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/2037	1,040	1,172
					219,274
Georgia (1.8%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/2039	1,500	1,626
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/2040	1,500	1,634
	Atlanta GA Airport Revenue	5.000%	7/1/2040	1,015	1,118
	Atlanta GA GO	5.000%	12/1/2040	5,500	6,017
[14]	Atlanta GA Urban Residential Finance Authority Multifamily Housing Revenue PUT	3.200%	2/1/2029	380	381
[8]	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/2033	1,000	1,161
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/2027	1,320	1,380
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	215	215
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	500	502
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	415	417
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	1,235	1,256
[6]	Cobb County GA Development Authority Educational Facilities Revenue (Bethel Christian Academy Project)	6.000%	6/1/2045	535	553
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/2042	1,000	1,063
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	1,060	1,121
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2031	810	835
	Dalton GA Utilities Revenue	4.000%	3/1/2037	1,450	1,469
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/2034	575	580
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/2033	815	831
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/2034	2,000	2,019
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/2034	2,000	2,013
	DeKalb County GA Housing Authority Multi Family Revenue (Summit Pointe LLC)	4.000%	12/1/2035	420	417
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2031	3,815	4,325
	DeKalb County GA Water & Sewer Revenue	5.000%	10/1/2038	3,500	3,997
	Fayette County GA Development Authority Revenue	5.000%	10/1/2032	750	839
	Fayette County GA Development Authority Revenue	5.000%	10/1/2039	1,000	1,095
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/2038	1,500	1,592
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/2041	1,050	962
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	1,000	1,102
	Georgia GO	5.000%	2/1/2026	4,280	4,289
	Georgia GO	5.000%	7/1/2026	1,340	1,357
	Georgia GO	5.000%	7/1/2028	5,000	5,315
	Georgia GO	3.000%	2/1/2034	2,415	2,408
	Georgia State Housing & Finance Authority Single Family Mortgage Revenue	6.250%	12/1/2055	225	255
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2031	350	359
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/2033	1,575	1,614
	Jackson County GA School District GO	5.000%	3/1/2037	1,885	2,179
	Macon-Bibb County GA Housing Authority Multifamily Revenue PUT	3.150%	2/1/2028	405	405
	Main Street Energy Inc. GA Energy Project Revenue	5.000%	12/1/2033	2,500	2,660
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/2029	175	184
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/2036	250	274
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/2029	6,440	6,595
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2030	12,740	13,445
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2030	8,145	8,669
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2030	5,785	6,121
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/2031	545	586
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2031	7,575	8,106
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/2031	3,945	4,238

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2031	14,815	15,869
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/2032	4,620	4,943
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/2032	6,900	7,472
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/2032	6,490	6,923
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/2038	675	732
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/2039	350	340
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/2026	295	297
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/2028	3,890	3,962
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/2029	5,255	5,496
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/2027	2,225	2,246
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2037	1,000	940
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/2041	2,665	2,291
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/2039	2,050	1,864
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,000	1,001
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2026	1,510	1,510
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2027	1,150	1,178
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2030	1,000	1,010
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2033	1,130	1,196
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2038	1,000	1,077
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/2039	1,215	1,259
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/2034	1,100	1,150
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/2035	500	559
[3]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/2039	500	542
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2028	580	599
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2030	810	843
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/2034	800	828
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2032	500	525
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2033	180	189
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/2036	600	625
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/2041	1,190	1,252
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/2042	1,700	1,793
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2032	1,000	1,144
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	2,500	2,882
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2033	1,035	1,198
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	795	846
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2036	1,090	1,273
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/2037	1,000	1,157
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2040	1,455	1,669
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2042	1,180	1,323
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.250%	9/1/2045	1,690	1,846
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2041	830	908
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2042	850	921
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2043	1,000	1,073
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/2044	1,000	1,065
[6]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/2027	1,000	1,036
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/2043	2,500	2,691
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	1,145	1,151
					202,273
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2033	205	227
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2034	295	329
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2036	900	912
	Guam Government Business Privilege Tax Revenue	5.000%	1/1/2036	280	308
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2037	135	150
	Guam Government Business Privilege Tax Revenue	5.250%	1/1/2038	150	165
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/2042	805	776
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2032	1,000	1,107
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2033	105	117
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2034	700	787
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/2036	130	145
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/2042	480	514
	Guam Power Authority Revenue	5.000%	10/1/2030	2,060	2,238
	Guam Power Authority Revenue	5.000%	10/1/2032	1,000	1,115
	Guam Power Authority Revenue	5.000%	10/1/2035	150	164
	Guam Power Authority Revenue	5.000%	10/1/2038	405	413
	Guam Power Authority Revenue	5.000%	10/1/2039	270	291
	Guam Power Authority Revenue	5.000%	10/1/2040	250	267

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Power Authority Revenue	5.000%	10/1/2044	120	123
					10,148
Hawaii (0.2%)
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2038	1,055	1,190
	Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health Systems)	5.000%	7/1/2040	1,680	1,862
	Hawaii GO	5.000%	8/1/2029	595	596
	Hawaii GO	5.000%	1/1/2036	4,115	4,282
	Hawaii State Airports System Revenue	5.000%	7/1/2041	1,700	1,893
	Honolulu HI City & County GO	5.000%	7/1/2028	895	951
	Honolulu HI City & County GO	5.000%	7/1/2043	3,960	4,198
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/2026	245	247
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2033	895	1,038
	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/2036	1,725	2,020
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/2042	1,100	1,081
	Maui County HI GO	2.000%	3/1/2041	1,000	735
					20,093
Idaho (0.2%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2041	2,000	2,176
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	1,595	1,672
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	1,045	1,120
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	1,000	1,091
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	1,000	1,104
[5]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	2.600%	1/2/2026	3,970	3,970
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2042	1,450	1,600
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/2054	1,525	1,679
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.250%	1/1/2056	470	532
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/2033	1,290	1,488
[3]	University of Idaho Revenue	5.000%	4/1/2038	775	880
[3]	University of Idaho Revenue	5.500%	4/1/2043	1,375	1,532
					18,844
Illinois (3.2%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/2036	500	513
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/2039	1,000	1,066
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/2041	500	515
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/2043	1,000	1,049
[9]	Chicago IL Board of Education GO	0.000%	12/1/2028	1,000	898
	Chicago IL Board of Education GO	5.000%	12/1/2028	1,150	1,176
[9]	Chicago IL Board of Education GO	0.000%	12/1/2029	520	449
[9]	Chicago IL Board of Education GO	0.000%	12/1/2030	1,475	1,224
[3]	Chicago IL Board of Education GO	5.000%	12/1/2030	1,250	1,309
	Chicago IL Board of Education GO	5.000%	12/1/2030	500	510
[9]	Chicago IL Board of Education GO	0.000%	12/1/2031	1,550	1,235
	Chicago IL Board of Education GO	5.500%	12/1/2031	1,600	1,686
	Chicago IL Board of Education GO	5.000%	12/1/2032	1,000	1,012
	Chicago IL Board of Education GO	5.500%	12/1/2032	1,000	1,057
	Chicago IL Board of Education GO	5.000%	12/1/2033	1,000	1,025
	Chicago IL Board of Education GO	5.000%	12/1/2034	100	100
	Chicago IL Board of Education GO	5.000%	12/1/2034	1,000	1,004
	Chicago IL Board of Education GO	5.000%	12/1/2034	385	391
	Chicago IL Board of Education GO	5.500%	12/1/2034	1,000	1,058
	Chicago IL Board of Education GO	5.250%	12/1/2035	415	415
	Chicago IL Board of Education GO	5.250%	12/1/2035	1,500	1,537
	Chicago IL Board of Education GO	5.500%	12/1/2035	1,000	1,055
	Chicago IL Board of Education GO	5.250%	12/1/2036	3,000	3,051
	Chicago IL Board of Education GO	5.500%	12/1/2036	2,000	2,095
	Chicago IL Board of Education GO	4.000%	12/1/2037	1,000	924
	Chicago IL Board of Education GO	5.500%	12/1/2037	1,200	1,236
	Chicago IL Board of Education GO	4.000%	12/1/2038	1,000	920
	Chicago IL Board of Education GO	5.500%	12/1/2038	1,400	1,434
	Chicago IL Board of Education GO	4.000%	12/1/2039	1,000	912
	Chicago IL Board of Education GO	6.000%	12/1/2039	1,425	1,536
	Chicago IL Board of Education GO	4.000%	12/1/2042	2,000	1,696
	Chicago IL Board of Education GO	6.000%	12/1/2042	1,520	1,609
	Chicago IL Board of Education GO	6.000%	12/1/2043	1,755	1,845
	Chicago IL Board of Education Revenue	5.000%	4/1/2036	1,270	1,292
	Chicago IL GO	5.000%	1/1/2028	930	951
	Chicago IL GO	5.000%	1/1/2029	1,500	1,552

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/2031	1,500	1,568
	Chicago IL GO	5.000%	1/1/2031	1,170	1,233
	Chicago IL GO	4.000%	1/1/2032	445	445
	Chicago IL GO	5.000%	1/1/2033	2,790	2,966
	Chicago IL GO	5.000%	1/1/2034	1,535	1,635
	Chicago IL GO	4.000%	1/1/2035	500	487
	Chicago IL GO	5.500%	1/1/2035	1,000	1,041
	Chicago IL GO	5.250%	1/1/2038	1,000	1,040
[9]	Chicago IL GO	0.000%	1/1/2039	1,600	916
	Chicago IL GO	5.500%	1/1/2039	1,000	1,049
	Chicago IL GO	5.500%	1/1/2039	1,000	1,049
	Chicago IL GO	5.500%	1/1/2040	1,000	1,037
	Chicago IL GO	5.500%	1/1/2041	1,290	1,342
	Chicago IL GO	5.500%	1/1/2041	1,400	1,457
	Chicago IL GO	5.000%	1/1/2043	2,495	2,428
	Chicago IL GO	5.000%	1/1/2045	4,895	4,638
[8]	Chicago IL GO	6.000%	1/1/2046	1,000	1,091
	Chicago IL GO ETM	5.000%	1/1/2028	160	167
	Chicago IL Housing Authority Revenue	5.000%	1/1/2033	1,000	1,033
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/2026	2,500	2,552
	Chicago IL Midway Airport Revenue	5.000%	1/1/2037	1,000	1,143
	Chicago IL Midway Airport Revenue	5.000%	1/1/2043	1,570	1,687
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2029	1,000	1,066
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2031	665	736
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2032	735	825
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2033	630	716
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	2,430	2,609
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2034	610	700
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,000	3,056
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2035	3,500	3,565
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2035	3,355	3,359
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,100
[8]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2036	1,000	1,111
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2038	1,000	1,004
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2038	1,080	1,126
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2039	1,000	1,040
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2041	1,280	1,406
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2043	1,000	947
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2043	1,410	1,496
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/2044	1,000	932
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/2048	1,500	1,548
[8]	Chicago IL Park District GO	5.000%	1/1/2032	1,225	1,225
[8]	Chicago IL Park District GO	5.000%	1/1/2033	1,000	1,038
	Chicago IL Park District GO	4.000%	1/1/2035	2,005	2,038
[3]	Chicago IL Revenue	5.000%	11/1/2032	1,000	1,120
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2042	1,000	1,074
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2043	1,455	1,548
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/2044	1,550	1,641
[9]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/2030	1,190	1,242
[8]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/2038	1,000	1,113
	Chicago IL Water Revenue	5.000%	11/1/2033	1,000	1,138
	Chicago IL Water Revenue	5.000%	11/1/2037	1,000	1,120
[3]	Chicago IL Water Revenue	4.000%	11/1/2040	1,000	1,011
	Chicago IL Water Revenue	5.000%	11/1/2040	1,000	1,097
	Chicago IL Water Revenue	5.000%	11/1/2041	1,000	1,085
	Chicago IL Water Revenue	5.000%	11/1/2042	1,000	1,075
	Chicago IL Water Revenue	5.000%	11/1/2043	1,000	1,064
	Chicago IL Water Revenue	5.000%	11/1/2044	1,000	1,056
[8]	Cook County IL Community College District GO	5.000%	12/1/2032	1,000	1,112
[8]	Cook County IL Community College District GO	5.000%	12/1/2037	1,000	1,088
[8]	Cook County IL Community College District GO	5.000%	12/1/2042	1,340	1,401
[3]	Cook County IL GO	5.000%	11/15/2026	1,545	1,578
	Cook County IL GO	5.000%	11/15/2030	1,635	1,663
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	1,665	1,783
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,000	1,062
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	1,000	1,049
[8]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2037	450	502
[8]	Cook County IL School District No. 102 La Grange GO	5.000%	12/15/2043	1,000	1,057
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2042	2,190	2,338
	Cook County IL School District No. 57 Mount Prospect GO	5.000%	12/1/2043	2,295	2,424

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/2037	500	463
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/2035	2,500	2,401
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	1,675	1,800
	Du Page & Will Counties IL Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	1,210	1,284
	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/2043	1,465	1,634
[6]	Elwood IL GO	6.250%	3/1/2044	1,000	1,073
	Illinois Finance Authority Revenue	5.000%	2/15/2034	1,410	1,440
	Illinois Finance Authority Revenue	5.000%	11/15/2034	1,180	1,317
	Illinois Finance Authority Revenue	4.000%	7/1/2037	2,040	2,060
	Illinois Finance Authority Revenue	5.000%	2/15/2041	1,515	1,532
	Illinois Finance Authority Revenue	4.000%	7/1/2042	2,350	2,279
	Illinois Finance Authority Revenue Prere.	5.000%	2/15/2027	290	298
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2032	1,065	1,168
	Illinois Finance Authority Revenue PUT	5.000%	8/15/2035	1,720	1,893
[5]	Illinois Finance Authority Revenue VRDO	2.300%	1/2/2026	750	750
	Illinois Finance Authority Revenue (Arlington Heights LLC)	3.650%	5/1/2031	100	100
	Illinois Finance Authority Revenue (Arlington Heights LLC)	5.125%	11/1/2046	145	145
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/2033	500	445
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2033	1,000	1,012
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/2034	1,000	1,012
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/2027	1,000	1,024
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/2037	1,000	1,007
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2028	500	525
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,025	1,175
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2033	1,000	1,147
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	1,060	1,229
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2034	655	740
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	1/1/2035	750	878
	Illinois Finance Authority Revenue (Green Bonds)	5.000%	7/1/2042	1,015	1,114
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/2035	500	526
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/2028	1,000	1,005
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/2041	4,000	4,217
[5]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	2.400%	1/2/2026	3,185	3,185
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/2026	1,000	1,012
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/2033	1,000	986
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/2026	1,500	1,509
	Illinois Finance Authority Revenue (Rush University System Health)	5.000%	11/15/2030	1,235	1,332
	Illinois Finance Authority Revenue (Silver Cross Hospital)	5.000%	8/15/2040	1,825	1,991
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2030	170	182
	Illinois Finance Authority Revenue (Silver Cross Hospital) PUT	5.000%	8/15/2035	405	449
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/2032	1,000	1,129
	Illinois GO	5.000%	6/1/2027	1,070	1,079
	Illinois GO	5.000%	7/1/2027	1,000	1,032
	Illinois GO	5.000%	10/1/2027	1,640	1,700
	Illinois GO	5.000%	2/1/2028	1,690	1,728
	Illinois GO	5.000%	10/1/2028	2,000	2,113
	Illinois GO	5.000%	11/1/2028	1,050	1,089
	Illinois GO	5.000%	11/1/2029	1,105	1,145
	Illinois GO	5.000%	2/1/2030	1,000	1,081
	Illinois GO	5.000%	5/1/2030	1,000	1,085
	Illinois GO	5.000%	5/1/2031	1,305	1,436
	Illinois GO	5.000%	5/1/2031	1,000	1,100
	Illinois GO	5.000%	10/1/2031	475	499
	Illinois GO	5.000%	10/1/2031	2,000	2,211
	Illinois GO	5.000%	2/1/2032	1,000	1,110
	Illinois GO	5.000%	5/1/2032	1,500	1,669
	Illinois GO	5.000%	3/1/2034	1,000	1,084
	Illinois GO	5.000%	5/1/2034	1,500	1,650
	Illinois GO	4.000%	11/1/2034	1,250	1,267
	Illinois GO	5.000%	5/1/2035	500	518
	Illinois GO	5.000%	5/1/2035	2,150	2,353
	Illinois GO	4.000%	12/1/2035	1,000	1,004
	Illinois GO	4.125%	10/1/2036	500	504
	Illinois GO	4.000%	10/1/2037	1,000	992
	Illinois GO	4.000%	10/1/2038	1,000	984
	Illinois GO	5.500%	5/1/2039	500	535
	Illinois GO	5.250%	5/1/2040	1,110	1,193
	Illinois GO	4.000%	10/1/2040	1,825	1,761

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.250%	5/1/2042	2,125	2,253
	Illinois GO	4.000%	10/1/2042	1,500	1,420
	Illinois GO	5.000%	9/1/2043	2,000	2,088
[8]	Illinois GO	4.000%	10/1/2043	1,000	944
	Illinois GO	5.125%	10/1/2043	1,000	1,043
	Illinois GO	4.000%	11/1/2043	1,000	925
[8]	Illinois GO	4.000%	10/1/2045	1,415	1,307
[6]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/2040	807	815
	Illinois Housing Development Authority Multifamily Revenue PUT	3.150%	7/1/2028	360	360
	Illinois Housing Development Authority Revenue	3.000%	10/1/2050	15	15
	Illinois Housing Development Authority Revenue	4.500%	10/1/2052	70	72
	Illinois Housing Development Authority Revenue	5.250%	10/1/2052	770	804
[3]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2032	1,170	1,321
[3]	Illinois Municipal Electric Agency Power Supply System Revenue	5.000%	2/1/2033	1,665	1,903
[8]	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,009
	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,000	1,052
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,000	1,071
	Illinois Sales Tax Revenue	5.000%	6/15/2035	4,440	5,042
	Illinois Sales Tax Revenue	5.000%	6/15/2036	1,000	1,036
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,000	1,034
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,275	1,420
	Illinois Sales Tax Revenue	5.000%	6/15/2037	1,125	1,241
	Illinois Sales Tax Revenue	5.000%	6/15/2043	1,675	1,757
	Illinois Sales Tax Revenue	5.000%	6/15/2044	4,000	4,177
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/2029	2,075	2,168
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2031	1,600	1,708
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2034	1,200	1,202
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	1,200	1,243
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2037	2,500	2,504
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2041	3,040	3,209
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/2042	2,800	2,757
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2042	1,180	1,265
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2043	8,000	8,643
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2044	1,150	1,214
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/2045	325	336
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/2045	2,000	2,136
[8]	Joliet IL GO	5.250%	12/15/2039	1,500	1,648
[8]	Joliet IL GO	5.500%	12/15/2042	1,000	1,089
	Kane County IL Forest Preserve District GO	5.000%	12/15/2037	1,985	2,204
[3]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/2033	250	257
[3]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,754
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2026	910	898
[3]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2027	1,195	1,143
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/2029	1,685	1,769
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/2029	2,205	1,943
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2036	1,000	679
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/2038	2,075	1,269
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/2027	710	736
[3,12]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/2029	250	256
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2031	1,540	1,289
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2031	420	345
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2032	1,215	980
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2033	2,130	1,653
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2033	6,790	5,162
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/2035	3,500	2,497
[9]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/2037	4,000	2,507
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/2042	1,500	1,430
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2039	1,100	1,102
[8]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/2042	1,000	963
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/2044	1,000	963

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/2029	1,000	1,035
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/2031	1,620	1,773
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/2026	1,070	1,092
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/2034	500	512
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/2026	1,570	1,585
[3]	Regional Transportation Authority IL Revenue	5.750%	6/1/2034	1,000	1,146
	Regional Transportation Authority IL Revenue	5.000%	6/1/2040	1,525	1,583
	Regional Transportation Authority IL Revenue	4.000%	6/1/2045	1,000	932
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/2028	1,000	1,000
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2033	3,000	3,326
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2034	1,340	1,472
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	1,000	1,131
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2035	2,000	2,237
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2036	3,000	3,332
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2037	1,000	1,101
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,000	1,092
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2038	1,075	1,183
[8]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/2040	1,245	1,231
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/2044	3,425	3,487
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2029	360	382
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2030	425	458
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2031	625	683
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/2032	550	608
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/2028	1,000	1,045
[8]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/2037	2,850	3,158
[8]	Tazewell County IL School District No. 52 GO	6.500%	12/1/2045	500	579
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/2033	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/2038	1,000	1,116
[8]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/2039	3,935	3,582
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/2044	1,000	1,076
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/2029	1,000	906
[8]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/2031	1,305	1,422
					369,120
Indiana (0.6%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2032	425	438
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2034	1,110	1,142
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/2035	1,450	1,490
[8]	Evansville IN Waterworks District Revenue	5.000%	7/1/2039	1,000	1,077
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/2029	790	825
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2036	615	620
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2028	1,420	1,490
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/2032	1,500	1,679
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2033	1,380	1,556
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2035	2,060	2,333
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	10/1/2037	1,000	1,108
[5]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	2.500%	1/2/2026	4,565	4,565
[5]	Indiana Finance Authority Health System Revenue (Sisters of St. Francis Health Service Inc.) VRDO	2.500%	1/2/2026	645	645
	Indiana Finance Authority Hospital Revenue (Methodist Hospitals Inc.)	5.500%	9/15/2039	1,000	1,074
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2027	700	721
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/2030	450	494
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/2030	1,725	1,772
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2040	2,265	2,507
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2041	1,965	2,154
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2042	1,140	1,237
	Indiana Finance Authority Revenue (Ascension Health Senior Credit Group)	5.000%	11/15/2043	1,000	1,074
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/2029	1,020	1,077
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2030	1,520	1,581
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/2031	1,130	1,173
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/2035	1,685	1,703
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/2033	1,550	1,678
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/2045	250	237
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2039	1,270	1,418
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/2041	1,000	864
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2041	250	273

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/2044	3,000	3,092
	Indiana Municipal Power Agency Revenue	5.000%	1/1/2036	1,000	1,038
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/2035	1,460	1,532
	Indianapolis IN Local Public Improvement Bond Bank Community Justice Campus Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	500	527
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2043	750	802
	Indianapolis IN Local Public Improvement Bond Bank Revenue (Airport Authority Project)	5.000%	1/1/2044	1,175	1,244
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/2034	1,980	2,188
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/2037	1,050	1,140
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2030	100	108
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2031	300	329
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2032	350	389
	IPS Multi-School Building Corp. Revenue (Valorem Property Tax)	5.000%	1/15/2033	400	448
	Ivy IN Tech Community College Revenue	5.000%	7/1/2032	870	916
	Ivy IN Tech Community College Revenue	5.000%	7/1/2033	880	924
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/2042	3,890	4,167
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/2040	1,000	1,092
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/2041	1,800	1,949
	Northwestern School Building Corp. Revenue (Valorem Property Tax)	6.000%	7/15/2037	1,100	1,254
	Rockport IN Pollution Control Revenue (Indiana Power Co. Project) PUT	3.700%	6/1/2029	1,000	1,020
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/2035	1,050	1,031
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/2032	1,070	1,113
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	400	428
	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	7/15/2029	275	295
[8]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/2033	1,150	1,310
[8]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/2040	1,650	1,850
	Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	1,145	1,203
					71,394
Iowa (0.2%)
[8]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/2042	1,850	1,858
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/2039	2,000	1,837
	Iowa City IA Community School District GO	3.000%	6/1/2030	3,725	3,722
	Iowa Finance Authority Health Facilities Revenue (Pella Regional Health Center)	5.250%	12/1/2038	500	545
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/2032	1,000	1,087
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/2032	2,500	2,874
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/2043	500	509
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2039	290	295
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/2044	250	242
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2037	1,315	1,526
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2040	1,060	1,128
	Iowa Finance Authority State Revolving Fund Revenue (Green Bonds)	5.000%	8/1/2042	2,540	2,806
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/2035	1,300	1,374
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/2036	1,000	1,001
[8]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2037	1,110	1,222
[8]	Waterloo IA Community School District Infrastructure Sales & Services Tax Revenue	5.000%	7/1/2038	1,065	1,165
	Xenia IA Rural Water District Revenue	5.000%	12/1/2028	765	778
					23,969
Kansas (0.2%)
[3]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/2042	1,500	1,579
[3]	Johnson & Miami KS County Unified School District No. 230 GO (Spring Hill)	6.000%	9/1/2041	2,000	2,363
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2042	5,115	5,167
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/2043	1,475	1,477
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/2030	3,650	4,056
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/2028	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/2031	1,000	1,106
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/2032	350	356
[3]	Sedgwick County KS Unified School District No. 261 GO (Haysville)	5.000%	11/1/2044	4,485	4,704
[3]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/2036	1,230	1,339
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/2039	1,500	1,643
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/2034	1,000	1,069
[8]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/2043	2,935	3,133
					28,066

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (1.0%)
	Barren County KY Public Properties Corp. First Mortgage Revenue (Judicial Center Project)	4.000%	12/1/2045	3,280	3,052
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	1,000	984
	Henderson County KY School District Finance Corp. Revenue	4.000%	3/1/2042	2,095	2,053
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/2034	225	230
	Kentucky Bond Development Corp. Hospital Revenue (Centurion Foundation)	5.250%	12/15/2035	1,530	1,530
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/2035	2,205	2,451
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/2029	1,980	2,097
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/2031	1,575	1,625
	Kentucky Housing Corp. Multifamily Housing Revenue (Meadows Mcneely Lake Apartments) PUT	3.150%	5/1/2029	400	400
[9]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2028	2,870	2,875
[9]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/2029	1,000	1,002
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/2034	1,000	1,047
	Kentucky Public Energy Authority Gas Supply Revenue	5.000%	12/1/2033	9,000	9,330
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/2028	8,880	8,996
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/2029	10,235	10,827
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/2030	8,095	8,508
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/2030	6,660	6,725
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/2032	5,480	5,918
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/2032	6,520	7,014
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2027	155	162
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2028	215	229
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/2033	1,420	1,634
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/2037	2,000	2,079
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/2040	1,000	1,106
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/2038	1,000	1,083
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/2041	1,710	1,742
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.)	5.000%	10/1/2042	1,000	1,060
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/2029	2,180	2,322
[5]	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) VRDO	2.450%	1/2/2026	4,530	4,530
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/2033	1,500	1,308
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/2044	2,000	1,629
	Madison County KY School District Finance Corp. Revenue	4.000%	2/1/2042	1,670	1,620
	Oldham County KY School District GO	5.000%	2/1/2036	3,300	3,782
	Oldham County KY School District GO	5.000%	2/1/2037	1,625	1,844
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	500	485
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/2029	1,000	971
	University of Kentucky Revenue	3.500%	4/1/2030	1,380	1,415
	University of Kentucky Revenue	4.000%	4/1/2042	2,075	2,078
	University of Kentucky Revenue	4.000%	4/1/2044	2,425	2,364
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2040	1,000	1,078
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/2042	2,540	2,687
					113,872
Louisiana (0.6%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/2028	1,000	943
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.520%	1/2/2026	150	150
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.520%	1/2/2026	1,150	1,150
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	2.520%	1/2/2026	1,100	1,100
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	460	517
	Ernest N Morial New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	275	307
[3]	Greater New Orleans Expressway Commission LA Toll Revenue	5.000%	11/1/2040	1,075	1,180
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/2032	1,195	1,358
	Louisiana Gasoline & Fuels Tax Revenue	3.000%	5/1/2041	500	441
	Louisiana GO	5.000%	2/1/2027	2,000	2,052
	Louisiana GO	5.000%	2/1/2028	1,500	1,577
	Louisiana GO	5.000%	6/1/2034	1,630	1,900
	Louisiana GO	5.000%	6/1/2041	1,805	2,015

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Louisiana Housing Corp. Multifamily Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	535	536
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/2042	1,500	1,510
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2032	2,315	2,384
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/2034	1,152	1,158
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2034	1,885	1,937
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2036	3,930	4,024
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/2037	3,970	4,056
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/2029	1,315	1,396
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/2032	2,370	2,351
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2037	375	424
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2038	325	366
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2041	850	926
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2042	1,720	1,848
[3]	Louisiana Office Facilities Corp. Lease Revenue (Northwest Office Building Project)	5.000%	7/1/2043	2,485	2,636
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/2028	1,000	1,017
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/2036	1,250	1,306
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center) PUT	5.250%	6/1/2033	1,500	1,638
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/2037	1,270	1,355
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/2039	275	299
[6]	Louisiana Public Facilities Authority Revenue (Acadiana Renaissance Charter Academy Project)	5.500%	6/15/2040	1,685	1,743
[6]	Louisiana Public Facilities Authority Revenue (Lafayette Renaissance Charter Academy Project)	5.250%	6/15/2035	1,000	1,034
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2030	1,230	1,331
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2035	1,000	1,131
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2038	1,000	1,101
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/2040	1,000	1,083
[3]	New Orleans LA Aviation Board Revenue	5.000%	10/1/2027	875	909
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2027	335	348
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2029	480	514
[3]	Shreveport LA Water & Sewer Revenue	5.000%	12/1/2038	1,600	1,774
	St. James Parish LA Revenue (Nustar Logistics Project) PUT	3.700%	6/1/2030	280	284
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	725	723
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	1,060	1,066
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	2,415	2,444
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/2033	3,170	3,476
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/2036	2,000	2,027
					66,845
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2029	445	470
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/2030	600	633
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/2036	150	154
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2038	500	561
[3]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/2042	750	818
	Portland ME General Airport Revenue	4.000%	1/1/2039	820	823
	Portland ME General Airport Revenue	4.000%	1/1/2040	1,155	1,141
	Regional School ME Unit No. 14 GO	5.000%	11/1/2036	1,500	1,737
	Regional School ME Unit No. 14 GO	5.000%	11/1/2041	1,000	1,105
					7,442
Maryland (0.3%)
	Baltimore County MD GO	4.000%	3/1/2030	1,200	1,219
	Baltimore County MD GO	5.000%	2/1/2044	1,835	1,981
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/2029	1,000	932
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/2041	1,350	986
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	5.000%	9/1/2052	700	726

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	560	626
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	6.250%	9/1/2056	500	572
	Maryland Economic Development Corp. Revenue	5.000%	6/1/2035	1,000	1,089
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/2038	1,250	1,352
[3]	Maryland Economic Development Corp. Student Housing Revenue	5.000%	7/1/2045	300	312
	Maryland GO	5.000%	8/1/2026	2,110	2,141
	Maryland GO	3.250%	8/1/2030	1,000	1,000
	Maryland GO	5.000%	8/1/2035	3,975	4,331
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/2027	1,000	1,018
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/2031	1,950	1,996
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/2028	165	170
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/2031	750	766
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/2027	500	514
	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System)	5.000%	5/15/2032	1,000	1,130
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/2031	500	544
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.860%	12/8/2027	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/2029	270	283
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/2038	1,000	1,004
	Maryland State Stadium Authority Revenue	5.000%	3/1/2029	1,000	1,074
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/2035	1,500	1,283
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/2043	1,000	1,084
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/2033	1,000	1,017
					32,500
Massachusetts (0.8%)
	Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,000	1,103
	Commonwealth of Massachusetts GO	5.000%	12/1/2042	1,785	1,958
	Commonwealth of Massachusetts GO	5.250%	9/1/2043	2,000	2,073
	Commonwealth of Massachusetts GO	5.000%	4/1/2044	500	540
	Commonwealth of Massachusetts GO	5.000%	7/1/2045	3,000	3,114
[9]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/2026	410	416
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	955	1,085
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	1,000	1,155
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	1,000	1,168
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	2,000	2,385
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	3,290	3,435
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	1,125	1,167
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	1,000	1,069
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	1,000	1,062
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/2027	1,000	1,027
	Massachusetts Development Finance Agency Revenue (Amherst College) PUT	5.000%	11/1/2035	1,000	1,180
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2031	1,500	1,606
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2032	1,665	1,880
[3]	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2033	500	571
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/2034	1,415	1,601
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/2037	1,750	1,797
	Massachusetts Development Finance Agency Revenue (Brown University)	5.250%	8/15/2043	1,000	1,057
	Massachusetts Development Finance Agency Revenue (Brown University) PUT	5.000%	8/15/2031	500	543
[6]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/2030	2,390	2,630
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2029	1,225	1,292
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/2038	1,085	1,128
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/2034	600	655
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/2041	615	646
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/2041	2,075	2,031
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/2036	2,000	2,206
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/2032	1,170	1,327
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/2035	1,730	2,038
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/2034	500	531
	Massachusetts Development Finance Agency Revenue (Lasell Village Inc.)	5.250%	7/1/2045	500	512
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/2038	385	391
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2037	800	839
[6]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/2044	100	100

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2034	605	677
	Massachusetts Development Finance Agency Revenue (Seven Hills)	5.250%	9/1/2038	640	701
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/2033	1,000	994
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/2028	200	209
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/2035	500	566
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/2032	525	527
	Massachusetts Development Finance Agency Revenue (University Student Housing Project)	5.000%	6/1/2040	1,000	1,094
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/2034	2,000	2,040
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/2032	1,105	1,130
	Massachusetts GO	5.000%	9/1/2028	5,530	5,898
	Massachusetts GO	5.000%	10/1/2030	6,000	6,689
	Massachusetts GO	5.250%	1/1/2034	2,665	2,866
	Massachusetts GO	5.000%	5/1/2040	2,255	2,366
	Massachusetts GO	2.000%	3/1/2041	1,000	737
	Massachusetts GO	5.000%	3/1/2041	2,000	2,202
	Massachusetts GO	5.000%	11/1/2043	2,500	2,672
	Massachusetts GO	5.000%	11/1/2043	1,000	1,082
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/2027	800	805
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/2028	1,000	1,017
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/2029	800	808
	Massachusetts Housing Finance Agency Revenue	3.150%	6/1/2030	1,000	1,004
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2037	425	507
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/2042	450	494
[9]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/2029	1,180	1,086
	University of Massachusetts Building Authority Revenue	5.000%	5/1/2039	2,000	2,102
					89,591
Michigan (1.1%)
[15]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/2044	1,000	1,005
[15]	Clarkston MI Community School Building GO	5.000%	5/1/2037	300	342
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2033	2,500	2,844
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/2042	1,000	1,072
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2031	500	556
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/2036	1,000	1,111
	Detroit MI Unlimited Tax GO	5.000%	4/1/2033	1,450	1,501
	Detroit MI Unlimited Tax GO	6.000%	5/1/2043	25	28
[3]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/2034	1,050	1,101
[3,15]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/2041	1,315	1,328
	Grand Rapids MI Tax GO	5.000%	4/1/2041	750	827
[3]	Grand Rapids Public Schools GO	5.000%	11/1/2036	1,000	1,054
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2035	1,945	2,264
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/2037	1,000	1,131
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2027	1,840	1,906
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2028	1,205	1,277
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2029	1,200	1,272
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/2037	1,000	1,044
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/2041	2,400	2,621
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2029	1,420	1,538
[3]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/2033	1,000	1,005
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2033	1,310	1,434
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2036	4,000	4,037
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2037	1,000	1,109
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,250	1,375
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2038	1,775	2,009
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/2040	500	531
[15]	Howell MI Public Schools GO	5.000%	5/1/2033	800	919
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/2031	420	434
	Ingham County MI Building Authority Revenue	3.000%	5/1/2034	3,900	3,839
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2029	970	1,009
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/2036	1,300	1,343
[15]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/2044	1,000	1,069
[3]	Lansing MI GO	4.000%	6/1/2039	1,000	1,018
[3]	Livonia MI Public School District GO	5.000%	5/1/2040	3,765	4,084
	Michigan Building Authority Revenue	5.000%	4/15/2036	1,235	1,254
	Michigan Building Authority Revenue	5.000%	10/15/2041	200	219
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/2035	815	920

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/2035	1,000	1,123
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/2044	700	675
	Michigan Finance Authority Hospital Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	500	501
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2029	1,000	1,074
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2031	2,000	2,229
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2036	1,000	1,103
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/2037	1,000	1,094
	Michigan Finance Authority Revenue	5.000%	10/1/2034	2,565	2,718
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/2035	605	652
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/2026	1,210	1,232
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2026	850	864
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/2027	965	998
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/2034	1,700	1,805
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	4.000%	2/15/2044	2,000	1,880
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/2042	2,065	2,273
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/2036	2,000	2,109
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/2033	1,000	1,075
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/2037	1,000	1,008
[6]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/2028	2,000	2,002
	Michigan State Building Authority Revenue	5.000%	10/15/2034	8,000	8,137
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/2028	260	269
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group)	4.000%	11/15/2032	260	264
	Michigan State Hospital Finance Authority Revenue (Ascension Health Group) Prere.	4.000%	5/15/2028	480	496
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2042	1,295	1,400
	Michigan State Hospital Finance Authority Revenue (Corewell Health)	5.000%	8/15/2043	1,305	1,396
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2032	1,000	1,108
	Michigan State Hospital Finance Authority Revenue (Corewell Health) PUT	5.000%	6/1/2035	1,380	1,569
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/2027	3,875	3,893
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/2050	2,475	2,470
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/2053	640	667
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/2053	910	979
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/2055	495	544
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	12/1/2055	1,015	1,125
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.000%	6/1/2056	7,000	7,754
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	1,695	1,857
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	2,210	2,368
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/2045	3,180	3,272
	Northville MI Public School GO	5.000%	5/1/2039	1,025	1,106
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/2028	375	386
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2026	500	502
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/2027	325	331
	Oakland University MI Revenue	5.000%	3/1/2030	1,250	1,254
	Oakland University MI Revenue	5.000%	3/1/2031	1,000	1,107
	Oakland University MI Revenue	5.000%	3/1/2035	1,475	1,639
[15]	Roseville MI Community Schools Unlimited Tax GO	5.000%	5/1/2038	3,700	3,844
	University of Michigan Revenue	5.000%	4/1/2029	20	20
	University of Michigan Revenue	5.000%	4/1/2030	25	25
	University of Michigan Revenue	5.000%	4/1/2032	2,050	2,112
[3]	University of Michigan Revenue	5.000%	11/15/2033	200	220
					131,959
Minnesota (0.6%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/2028	350	365
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2031	285	245
	Duluth MN Independent School District No. 709 GO	0.000%	2/1/2032	285	236
	Hennepin County MN GO	5.000%	12/15/2036	1,365	1,443
	Hennepin County MN GO	5.000%	12/1/2043	2,410	2,614
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/2038	2,205	2,318
	Hennepin County MN Housing & Redevelopment Authority Multifamily Revenue (South Haven Summit Point Apartments Project) PUT	3.150%	8/1/2028	485	486
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/2026	450	450
	Minneapolis MN GO	5.000%	12/1/2033	2,000	2,182
	Minneapolis MN Health Care System Revenue	4.000%	11/15/2036	1,000	1,010
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2028	1,085	1,144
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/2030	1,785	1,939
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/2042	1,165	1,235
	Minnesota GO	5.000%	8/1/2029	5,000	5,438
	Minnesota GO	5.000%	9/1/2030	5,000	5,563
	Minnesota GO	5.000%	8/1/2033	1,440	1,527
	Minnesota GO	5.000%	10/1/2033	3,235	3,370

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/2035	1,000	1,078
	Minnesota GO	5.000%	10/1/2037	5,000	5,171
	Minnesota GO	4.000%	8/1/2041	2,000	2,036
	Minnesota GO	4.000%	8/1/2042	5,800	5,853
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/2035	595	599
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/2055	520	580
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/2055	3,990	4,484
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/2055	775	873
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.000%	7/1/2056	1,320	1,463
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/2047	539	467
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/2050	305	304
[5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/2027	6,245	6,344
[4,5]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.526%	12/1/2027	1,000	1,002
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/2031	8,000	8,026
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/2040	500	544
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	315	240
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	447
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	405	249
	St. Paul MN Housing & Redevelopment Authority Health Care facilities Revenue (Health Partners Obligated Group)	5.000%	7/1/2032	1,000	1,112
	Washington County MN Community Development Agency Multifamily Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	825	826
					73,263
Mississippi (0.5%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/2027	1,000	998
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron Corp.) VRDO	2.500%	1/2/2026	7,100	7,100
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	5,060	5,060
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	12,500	12,500
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	300	300
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	5,200	5,200
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	935	935
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	2.500%	1/2/2026	2,700	2,700
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/2026	1,335	1,335
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/2030	1,765	1,820
	Mississippi Gaming Tax Revenue	5.000%	10/15/2034	2,500	2,625
	Mississippi Gaming Tax Revenue	5.000%	10/15/2036	1,500	1,566
	Mississippi GO	4.000%	10/1/2036	2,185	2,201
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2029	830	873
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	625	667
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/2030	260	277
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2027	1,000	1,032
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/2039	1,000	1,035
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/2034	1,000	1,010
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2033	300	344
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2041	1,000	1,089
	Mississippi State Gaming Tax Revenue	5.000%	10/15/2032	2,800	2,953
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2030	575	596
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/2031	515	533
					54,749
Missouri (0.8%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/2035	1,790	1,833
	Clay County MO Public Schools District GO	5.000%	3/1/2039	1,375	1,496
	Curators University MO System Facilities Revenue	5.000%	11/1/2031	1,245	1,411
	Curators University MO System Facilities Revenue	5.000%	11/1/2034	1,055	1,240

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/2039	1,100	1,132
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/2040	3,000	2,707
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/2038	1,000	1,102
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/2043	1,500	1,678
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	1,215	1,219
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	1,500	1,505
	Kansas City MO GO	5.000%	2/1/2034	325	371
	Kansas City MO GO	4.000%	2/1/2041	1,665	1,691
	Kansas City MO GO	4.000%	2/1/2043	1,350	1,344
	Kansas City MO GO	5.000%	2/1/2043	750	805
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/2042	991	1,008
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/2032	1,020	1,067
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/2035	3,215	3,602
	Kansas City MO SO Revenue (Downtown Arena Project)	5.000%	4/1/2039	1,000	1,123
	Kansas City MO Water Revenue	5.000%	12/1/2035	2,000	2,332
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,500	1,642
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/2034	525	539
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/2041	4,145	4,158
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/2032	1,000	1,115
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care) VRDO	2.450%	1/2/2026	1,550	1,550
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/2028	1,000	1,046
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2031	1,295	1,305
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/2031	1,050	1,120
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/2043	1,000	1,019
[5,6]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	2.700%	1/2/2026	11,655	11,655
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/2036	1,100	1,107
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	2,400	2,455
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2035	3,755	4,051
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/2034	1,500	1,502
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/2041	2,000	2,233
	Missouri Health & Educational Facilities Authority Revenue (SSM Health) VRDO	2.500%	1/2/2026	3,635	3,635
[5]	Missouri Health & Educational Facilities Authority Revenue (St. Louis University) VRDO	2.450%	1/2/2026	3,250	3,250
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2026	5,000	5,040
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/2028	5,000	5,291
	Missouri Housing Development Commission Revenue	3.500%	11/1/2050	260	259
	Missouri Housing Development Commission Revenue	5.000%	5/1/2053	715	744
	Missouri Housing Development Commission Revenue	5.750%	5/1/2053	150	160
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/2037	640	727
	Springfield MO Public Utilities Board COP	4.000%	11/1/2045	2,285	2,202
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/2042	2,000	2,133
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/2038	1,500	1,522
[3]	St. Louis MO Airport Revenue	5.000%	7/1/2043	1,000	1,067
[6,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,260	1,237
[6,10]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2026	1,455	1,428
[3]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/2033	1,000	762
					94,620
Montana (0.0%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	1,050	1,081
	Forsyth MT Pollution Control Revenue	3.875%	7/1/2028	1,000	1,016
[8]	Lewis & Clark County MT High School District No. 1 Helena GO	5.000%	7/1/2042	325	358
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/2032	825	842
	Montana Facility Finance Authority Revenue (Benefis Health System) PUT	5.000%	2/15/2030	500	531
					3,828
Multiple States (0.6%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/2030	1,415	1,317
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/2033	1,825	1,596
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/2035	1,805	1,596
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2035	1,305	1,113
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/2035	4,663	4,257
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/2036	892	849
[6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/2036	1,195	1,056

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.996%	12/25/2036	4,845	4,857
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.157%	12/25/2038	1,979	1,747
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.144%	1/25/2040	3,412	3,327
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.415%	8/25/2040	1,971	1,993
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.683%	10/25/2040	3,951	4,036
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/2041	1,479	1,462
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.615%	8/25/2041	13,407	13,570
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.837%	3/25/2042	3,335	3,491
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.701%	4/25/2042	1,160	1,170
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/2042	1,989	1,951
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.084%	4/25/2043	2,941	2,539
[5,6,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	2.600%	1/2/2026	5,600	5,600
[16,17]	FHLMC Multifamily Structured Pass-Through Certificates 2025-ML31	4.497%	6/25/2042	999	1,013
[16,17]	Freddie Mac	3.700%	1/1/2034	996	978
[16,17]	Freddie Mac	4.300%	1/1/2041	1,707	1,701
[16,17]	Freddie Mac	4.300%	8/1/2042	2,498	2,494
					63,713
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2027	1,000	1,028
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/2042	785	834
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/2029	10,260	10,943
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/2029	2,030	2,118
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	8/1/2031	4,990	5,317
	Douglas County NB Hospital Authority No. 2 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2042	600	658
	Douglas County NB Hospital Authority No. 3 Facilities Revenue (Methodist Healthy System)	5.250%	11/1/2043	350	378
	Douglas County NE Educational Facilities Revenue (Creighton University Projects)	5.000%	7/1/2036	1,000	1,136
	Omaha NE GO	5.000%	4/15/2041	1,430	1,596
	Omaha NE GO	5.000%	4/15/2042	1,190	1,313
	Omaha NE GO	5.000%	4/15/2043	1,000	1,094
	Omaha NE Sewer Revenue	5.000%	11/15/2029	2,500	2,508
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2042	1,600	1,752
	Omaha Public Power District NE Electric System Revenue	5.000%	2/1/2044	1,000	1,076
	Papillion-La Vista NE School District No. 27 GO	5.000%	12/1/2039	1,540	1,735
					33,486
Nevada (0.3%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2026	560	566
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/2028	1,220	1,251
	Clark County NV Airport System Revenue	5.000%	7/1/2042	1,000	1,037
	Clark County NV GO	4.000%	6/1/2032	1,505	1,528
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/2036	1,075	1,104
[3]	Clark County NV Highway Improvement Revenue	4.000%	7/1/2040	1,000	1,015
	Clark County NV Highway Improvement Revenue	3.000%	7/1/2042	2,000	1,753
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/2032	1,000	1,075
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/2031	1,500	1,370
	Clark County NV School District GO	5.000%	6/15/2031	1,000	1,120
	Clark County NV School District GO	5.000%	6/15/2032	1,070	1,215
	Clark County NV School District GO	5.000%	6/15/2033	1,065	1,223
[8]	Clark County NV School District GO	3.000%	6/15/2034	1,000	965
[8]	Clark County NV School District GO	3.000%	6/15/2037	1,000	923
	Clark County NV School District GO	3.000%	6/15/2038	1,000	901
	Clark County NV School District GO	3.000%	6/15/2040	1,600	1,393
[3]	Clark County NV School District GO	3.000%	6/15/2041	2,680	2,381
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/2037	1,100	1,229
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2035	1,870	1,885
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/2038	1,000	1,056
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/2032	1,660	1,683
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/2038	1,695	1,930
	Nevada Housing Division Multi-Unit Revenue (Prospector Apartments) PUT	3.150%	7/1/2029	3,650	3,654
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/2037	730	766
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2027	250	258
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2028	250	264
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2032	250	266
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/2033	250	265
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/2038	500	559
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/2026	1,510	1,528
	Washoe County NV School District GO	3.000%	6/1/2040	1,500	1,353

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County NV School District GO	3.000%	6/1/2042	1,500	1,292
					38,808
New Hampshire (0.5%)
	Manchester NH Sewer Revenue (Green Bonds)	4.000%	6/1/2046	915	870
	Nashua NH GO	3.000%	10/1/2041	1,490	1,345
	National Finance Authority NH Municipal Certificates Revenue	5.150%	9/28/2037	1,000	1,013
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/2039	1,978	1,899
	National Finance Authority NH Municipal Certificates Revenue	4.167%	1/20/2041	1,242	1,231
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/2041	248	233
	National Finance Authority NH Municipal Certificates Revenue	4.217%	11/20/2042	3,488	3,403
	National Finance Authority NH Municipal Certificates Revenue	4.217%	11/20/2042	997	941
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/1/2051	1,090	1,081
[6]	National Finance Authority NH Revenue	4.875%	12/1/2033	400	399
	National Finance Authority NH Revenue	4.125%	1/20/2034	6,326	6,444
[6]	National Finance Authority NH Revenue	5.375%	12/15/2035	1,000	997
	National Finance Authority NH Revenue	3.875%	1/20/2038	2,544	2,457
	National Finance Authority NH Revenue	4.250%	7/20/2041	4,897	4,923
	National Finance Authority NH Revenue PUT	4.150%	10/1/2034	999	999
	National Finance Authority NH Revenue PUT	4.750%	6/1/2035	1,997	2,058
	National Finance Authority NH Revenue PUT	5.150%	6/1/2035	499	521
	National Finance Authority NH Revenue (Centurion Foundation)	4.000%	10/15/2035	2,998	2,988
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/2042	1,475	1,577
	National Finance Authority NH Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	3,000	2,919
[6]	National Finance Authority NH Revenue (Mirador Project)	6.000%	12/1/2031	1,000	1,000
[6]	National Finance Authority NH Revenue (Princeton Area Projects)	5.500%	12/1/2030	824	824
[6]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/2035	1,152	1,149
[6]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/2032	1,000	1,000
[6]	National Finance Authority NH Revenue (Wildflower Project)	0.000%	12/15/2033	1,000	617
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.000%	12/1/2035	1,615	1,812
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2042	1,650	1,765
	National Finance Authority NH Revenue (Winston-Salem Sustainable Energy Partners)	5.250%	6/1/2044	1,235	1,297
[6]	National Finance Authority NH Special Revenue (Grand Pines Project)	5.625%	6/1/2039	1,000	1,000
[6]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/2033	405	417
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/2036	953	971
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/2033	1,000	1,053
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/2034	1,000	1,109
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/2027	1,000	1,003
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2042	1,000	1,073
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth Health)	5.000%	8/1/2044	1,500	1,576
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/2034	850	881
					56,845
New Jersey (1.1%)
	Cape May County NJ GO	2.000%	9/15/2030	2,605	2,455
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2032	1,000	1,125
[3]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/2035	1,000	1,135
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/2032	2,473	2,485
[3]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/2034	1,500	1,327
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/2036	1,000	836
[8]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/2036	1,390	1,369
[8]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/2035	965	961
	New Jersey Economic Development Authority Revenue	5.250%	6/15/2027	260	260
	New Jersey Economic Development Authority Revenue	4.000%	7/1/2034	1,105	1,107
	New Jersey Economic Development Authority Revenue	4.000%	6/15/2035	500	512
	New Jersey Economic Development Authority Revenue	5.000%	6/15/2035	2,000	2,070
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/2026	2,000	2,057
[9]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/2026	405	409
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2040	4,000	4,388
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/2041	5,000	5,438
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2026	1,325	1,330
[9]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/2027	1,000	1,048
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/2028	1,400	1,471
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2034	1,000	1,153
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/2035	700	751
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/2037	1,000	825
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2031	1,370	1,524
	New Jersey Educational Facilities Authority Revenue (Princeton University) PUT	5.000%	7/1/2035	1,000	1,165
	New Jersey GO	2.000%	6/1/2031	1,295	1,210

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	2.000%	6/1/2032	1,230	1,127
	New Jersey GO	2.000%	6/1/2035	1,000	853
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/2034	500	544
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/2040	145	131
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/2027	1,000	1,006
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/2031	1,000	1,087
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/2027	280	281
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.050%	11/1/2029	1,220	1,215
	New Jersey Housing & Mortgage Finance Agency Single Family Revenue	6.500%	4/1/2056	560	629
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2043	2,000	2,148
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,066
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/2030	1,000	1,009
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2032	1,200	1,357
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2033	1,000	1,143
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2035	1,000	1,123
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	1,000	1,084
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2040	565	615
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2041	1,000	1,083
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/2042	1,750	1,704
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/2042	1,000	1,073
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2027	1,000	1,047
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2028	1,000	1,057
[3]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/2029	1,700	1,519
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2030	1,285	1,369
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2031	1,000	1,064
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2032	2,360	2,667
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2033	3,000	3,428
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2033	1,115	1,179
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2034	2,500	2,883
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/2034	1,640	1,730
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2037	1,250	1,420
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/2040	1,155	1,275
[9]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2030	1,365	1,177
[9,18]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2031	265	224
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/2032	1,000	1,061
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,000	742
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2034	1,310	972
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/2035	500	518
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2035	1,490	1,058
[10]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	2,905	1,963
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2036	1,000	676
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/2038	3,000	1,833
[10]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2026	1,455	1,416
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/2027	5,260	5,506
[9]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2031	2,000	1,666
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/2038	1,500	1,662
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/2039	3,175	1,839
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2027	1,000	1,024
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2028	300	307
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,000	1,144
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2033	1,500	1,716
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	3,080	3,559
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2034	1,000	1,156
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2036	1,300	1,514
	New Jersey Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,076
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2026	1,825	1,840
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2027	3,200	3,295
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2030	1,950	2,042
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2031	1,000	1,045
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2032	1,000	1,041
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2035	1,570	1,617
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2036	1,500	1,539
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/2037	1,000	1,023
					126,578
New Mexico (0.2%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,000	948

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/2029	1,550	1,469
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/2033	2,675	2,336
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/2028	875	887
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	610	620
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	110	112
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/2029	465	473
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/2029	1,000	948
[5]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	2.550%	1/2/2026	12,330	12,330
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/2052	725	714
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/2030	7,380	7,877
					28,714
New York (8.2%)
	Albany NY Capital Resource Corp. Revenue (Medical Center Hospital Project)	5.000%	5/1/2036	1,250	1,429
	Battery Park City NY Authority Revenue	5.000%	11/1/2038	750	803
	Battery Park City NY Authority Revenue	5.000%	11/1/2043	770	853
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/2030	700	710
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2032	1,430	1,120
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2033	1,500	1,124
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/2035	470	321
	Build NY Resource Corp. Revenue	5.000%	7/1/2032	325	344
	Build NY Resource Corp. Revenue	5.000%	7/1/2034	415	444
	Build NY Resource Corp. Revenue	5.000%	7/1/2035	550	585
	Build NY Resource Corp. Revenue	5.250%	6/15/2045	330	326
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/2032	1,110	1,162
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2031	425	465
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2033	200	202
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/2034	240	242
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2037	555	559
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/2041	650	624
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2035	700	756
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/2042	500	523
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2035	10,000	10,236
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2036	1,500	1,534
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2037	520	531
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/2042	1,000	1,006
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/2042	2,000	2,028
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/2035	1,095	1,156
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/2026	1,360	1,344
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2028	3,155	3,161
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/2029	1,000	1,000
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/2043	1,000	1,078
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2029	4,070	4,417
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,675	1,760
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2030	1,935	2,134
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	300	336
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2031	1,710	1,914
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2032	1,000	1,013
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2032	555	628
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	2,500	2,855
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2033	1,645	1,879
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,500	2,598
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	2,685	3,092
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2034	1,105	1,272
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	2,275	2,360
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	4,915	5,120
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,000	1,027
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2035	1,565	1,789
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2038	2,000	2,012
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2039	1,100	1,218
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2040	810	800
[3]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,038
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,000	1,088
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,030	1,125
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2040	1,320	1,447

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	920	994
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2041	3,090	3,351
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	1,500	1,415
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	800	759
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2042	2,435	2,330
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	625	668
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2042	910	976
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2043	1,000	942
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	500	516
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2043	100	106
[8]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2044	1,700	1,594
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	1,800	1,891
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/2044	405	426
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/2045	3,000	2,723
[5]	Metropolitan Transportation Authority NY Revenue VRDO	2.500%	1/2/2026	32,125	32,125
[5]	Metropolitan Transportation Authority NY Revenue VRDO	2.500%	1/2/2026	4,800	4,800
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2031	1,970	2,035
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/2039	2,120	2,071
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/2028	555	584
[3]	Nassau County NY General Improvement GO	5.000%	7/1/2040	7,110	7,371
	New York City NY GO	5.000%	8/1/2027	1,000	1,040
	New York City NY GO	5.000%	8/1/2030	1,000	1,103
	New York City NY GO	5.000%	8/1/2031	1,000	1,119
	New York City NY GO	5.000%	8/1/2031	100	112
	New York City NY GO	5.000%	8/1/2032	1,000	1,134
	New York City NY GO	5.000%	8/1/2032	1,000	1,013
	New York City NY GO	5.000%	8/1/2032	1,925	2,183
	New York City NY GO	5.000%	8/1/2032	1,000	1,134
	New York City NY GO	5.000%	12/1/2032	1,755	1,791
	New York City NY GO	5.000%	8/1/2033	1,020	1,170
	New York City NY GO	5.000%	10/1/2034	2,975	3,182
	New York City NY GO	5.000%	12/1/2035	1,120	1,140
	New York City NY GO	5.000%	10/1/2036	3,875	3,995
	New York City NY GO	5.000%	8/1/2037	1,035	1,178
	New York City NY GO	5.000%	9/1/2037	1,250	1,401
	New York City NY GO	4.000%	10/1/2037	6,640	6,684
	New York City NY GO	5.000%	2/1/2038	1,000	1,130
	New York City NY GO	5.000%	8/1/2038	2,000	2,263
	New York City NY GO	5.000%	2/1/2039	1,455	1,633
	New York City NY GO	5.000%	4/1/2039	2,260	2,335
	New York City NY GO	5.000%	8/1/2039	1,625	1,705
	New York City NY GO	5.000%	8/1/2039	2,000	2,193
	New York City NY GO	5.000%	8/1/2039	2,000	2,246
	New York City NY GO	4.000%	3/1/2040	1,000	1,001
	New York City NY GO	5.000%	4/1/2040	3,095	3,378
	New York City NY GO	5.000%	8/1/2040	875	949
	New York City NY GO	5.000%	8/1/2040	1,810	2,006
	New York City NY GO	5.000%	9/1/2040	1,760	1,928
	New York City NY GO	5.250%	9/1/2040	6,000	6,563
	New York City NY GO	5.000%	10/1/2040	1,000	1,105
	New York City NY GO	3.000%	3/1/2041	1,210	1,034
	New York City NY GO	4.000%	3/1/2041	1,000	997
	New York City NY GO	4.000%	4/1/2041	2,715	2,707
	New York City NY GO	5.000%	4/1/2041	3,000	3,217
	New York City NY GO	5.250%	5/1/2041	1,250	1,346
	New York City NY GO	5.000%	8/1/2041	1,250	1,344
	New York City NY GO	5.000%	8/1/2041	1,370	1,501
	New York City NY GO	5.000%	2/1/2042	1,000	1,083
	New York City NY GO	4.000%	4/1/2042	3,000	2,939
	New York City NY GO	5.250%	5/1/2042	3,550	3,795
	New York City NY GO	5.000%	8/1/2042	2,000	2,085
	New York City NY GO	5.000%	9/1/2042	1,955	2,104
	New York City NY GO	5.000%	10/1/2042	1,000	1,084
	New York City NY GO	5.250%	10/1/2042	1,000	1,073
	New York City NY GO	5.000%	4/1/2043	1,000	1,062
	New York City NY GO	5.250%	4/1/2043	1,000	1,074
	New York City NY GO	5.000%	3/1/2044	1,000	1,052
	New York City NY GO	5.000%	4/1/2044	4,540	4,778

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY GO	5.000%	8/1/2045	2,500	2,601
	New York City NY GO	5.000%	8/1/2047	1,000	1,023
[5]	New York City NY GO VRDO	2.500%	1/2/2026	9,060	9,060
[5]	New York City NY GO VRDO	2.500%	1/2/2026	700	700
[5]	New York City NY GO VRDO	2.500%	1/2/2026	20,775	20,775
	New York City NY Health & Hospitals Corp. Revenue	5.000%	2/15/2038	1,175	1,334
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/2031	100	103
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/2031	100	102
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/2038	670	663
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/2040	2,000	1,592
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/2026	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/2028	1,000	1,019
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.750%	7/2/2029	1,055	1,071
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.950%	7/2/2029	625	638
[13]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	3.250%	2/1/2030	4,315	4,334
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/2026	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/2027	2,000	2,001
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/2028	1,975	1,992
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/2028	1,400	1,419
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/2028	1,000	1,003
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/2039	785	713
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/2031	1,250	1,303
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/2038	2,000	1,860
[3]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/2036	2,000	1,923
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/2033	1,000	1,037
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2036	2,000	2,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2036	1,000	1,188
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2038	1,000	1,034
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2039	2,500	2,647
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,000	2,069
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2040	2,500	2,573
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2042	4,745	4,693
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2043	215	231
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2044	380	409
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	3,100	2,952
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/2045	1,100	1,048
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.125%	6/15/2046	3,000	2,871
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/2046	210	221
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.500%	1/2/2026	4,820	4,820
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.500%	1/2/2026	11,800	11,800
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.500%	1/2/2026	3,750	3,750
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.500%	1/2/2026	25,550	25,550
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.500%	1/2/2026	2,000	2,000
[5]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	2.600%	1/2/2026	10,205	10,205
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2030	870	871
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,635	1,717
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2035	1,000	1,185
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/2035	1,525	1,611
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	3,250	3,404
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2036	1,455	1,699
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2037	1,000	1,158
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/2038	1,750	1,763
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2040	1,265	1,422
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2041	1,060	1,180
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,026
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/2043	1,000	1,087
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,080

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2029	1,000	1,080
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,500	1,651
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2030	1,000	1,100
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2030	1,000	1,111
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/2031	2,445	2,450
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2032	1,800	2,042
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2032	1,500	1,503
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2033	1,000	1,149
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2034	1,710	1,728
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2034	1,565	1,568
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2035	1,525	1,576
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2035	2,500	2,566
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2035	1,745	1,749
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/2035	1,000	1,142
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2036	1,580	1,623
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/2036	1,235	1,243
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2037	1,680	1,730
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/2038	1,250	1,256
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2039	2,740	2,832
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/2040	3,185	3,288
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2040	1,000	1,097
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2041	1,000	1,086
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2041	1,000	1,127
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/2041	1,000	1,086
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/2042	2,195	2,136
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2042	1,750	1,879
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2042	1,000	1,110
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/2043	2,425	2,591
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/2044	1,000	1,093
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	2,610	2,789
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2028	1,315	1,405
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2029	1,000	1,092
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2030	1,000	1,111
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2031	1,000	1,129
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2032	1,245	1,412
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,500	1,712
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	1,000	1,142
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2032	795	908
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2033	1,485	1,707
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2034	2,895	3,039
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2034	1,000	1,164
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2035	2,015	2,108
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	110	122
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2036	2,000	2,045
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,145	1,320
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2036	1,085	1,267
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/2036	2,325	2,425
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	2,595	2,996
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,000	1,081
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2036	1,025	1,198
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2036	3,065	3,470
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2037	1,000	1,155
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2037	250	254
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,110	1,261
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	2,260	2,583
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2037	1,165	1,332
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2038	200	203
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2038	1,140	1,302
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/2038	2,370	2,380
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2038	1,000	1,144
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2039	3,000	3,040
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2039	1,020	1,103
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/2039	2,000	2,020
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2040	545	583
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2040	1,375	1,529
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2040	1,500	1,316
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2040	1,120	1,250
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2041	1,545	1,641
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2041	1,090	1,193
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/2041	1,000	860

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2041	1,110	1,223
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/2041	8,000	8,687
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/2042	2,900	2,824
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	510	537
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	2,000	2,130
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2042	1,075	1,152
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,570	1,676
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2042	1,085	1,172
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2043	1,000	1,013
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2043	2,000	2,155
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/2043	1,000	959
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2043	1,605	1,724
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	1,395	1,478
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/2044	5,000	5,299
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	1,000	1,060
[13]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2044	2,355	2,514
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/2045	2,000	2,101
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2045	2,000	2,107
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/2046	2,000	2,093
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.450%	1/2/2026	3,650	3,650
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.500%	1/2/2026	3,330	3,330
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.500%	1/2/2026	3,000	3,000
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.500%	1/2/2026	12,315	12,315
[5]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	2.500%	1/2/2026	6,900	6,900
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2035	1,500	1,569
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/2036	5,710	5,957
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2038	1,675	1,734
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/2039	1,335	1,405
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/2033	1,000	1,036
	New York Energy Finance Development Corp. Supply Revenue PUT	5.000%	12/1/2033	9,020	9,555
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	500	431
[8]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/2042	2,000	1,737
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/2044	1,000	760
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/2031	1,500	1,342
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/2032	1,900	1,690
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/2033	1,440	1,267
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/2034	1,500	1,309
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/2035	1,400	1,210
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/2036	950	813
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/2041	3,050	2,436
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/2043	405	337
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	2,815	2,630
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/2031	1,445	1,468
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/2030	2,500	2,695
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/2032	1,000	809
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/2033	1,545	1,564
	New York Power Authority Green Revenue	5.000%	11/15/2033	1,000	1,178
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2028	1,000	1,077
[3]	New York Power Authority Green Transmission Revenue	5.000%	11/15/2048	1,000	1,047
[10]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/2027	500	520
[8]	New York State Dormitory Authority Revenue	5.000%	10/1/2031	1,000	1,107
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	2,000	2,072
	New York State Dormitory Authority Revenue	5.000%	7/1/2032	10,850	10,957
	New York State Dormitory Authority Revenue	3.000%	10/1/2032	1,000	998
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	730	796
	New York State Dormitory Authority Revenue	5.000%	7/1/2033	1,000	1,135
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	2,265	2,299
	New York State Dormitory Authority Revenue	5.000%	10/1/2033	500	549
	New York State Dormitory Authority Revenue	5.000%	11/1/2033	1,730	1,904
	New York State Dormitory Authority Revenue	5.000%	7/1/2035	1,000	1,191
	New York State Dormitory Authority Revenue	4.000%	7/1/2036	4,880	5,120
	New York State Dormitory Authority Revenue	5.000%	7/1/2036	1,000	1,179
	New York State Dormitory Authority Revenue	4.000%	7/1/2037	3,220	3,352
	New York State Dormitory Authority Revenue	5.000%	7/1/2037	685	800
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	2,500	2,749
[3]	New York State Dormitory Authority Revenue	5.000%	10/1/2037	1,635	1,874
	New York State Dormitory Authority Revenue	5.000%	7/1/2038	1,000	1,159
	New York State Dormitory Authority Revenue	4.000%	5/1/2040	1,260	1,256

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue	5.250%	7/1/2040	1,000	1,123
New York State Dormitory Authority Revenue	5.000%	7/1/2041	1,350	1,499
New York State Dormitory Authority Revenue	5.000%	7/1/2042	2,500	2,607
New York State Dormitory Authority Revenue	5.000%	7/1/2043	1,010	1,089
New York State Dormitory Authority Revenue PUT	5.000%	7/1/2032	750	834
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2028	1,000	1,000
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/2032	1,000	1,000
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/2027	1,895	1,940
New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/2029	550	573
New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/2038	500	509
New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/2043	1,000	1,053
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2029	320	345
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2030	1,050	1,157
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2031	2,000	2,053
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	2,000	2,244
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2031	1,130	1,268
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2033	1,975	1,992
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2035	1,000	1,006
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2035	3,000	3,238
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2036	4,000	4,051
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2037	2,270	2,333
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2038	3,400	3,164
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2038	475	546
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/2039	2,000	2,014
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/2039	2,000	2,054
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2039	3,000	2,755
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2039	1,500	1,513
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2039	1,000	1,105
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/2040	3,000	2,672
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,000	1,001
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2040	1,180	1,177
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2040	1,420	1,571
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	7,980	7,803
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2042	3,000	3,245
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	1,120	1,084
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/2043	2,000	1,935
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	1,000	1,072
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/2043	615	666
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	3/15/2029	680	734
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/2027	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/2032	70	76
New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/2030	4,000	4,416
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	1,480	1,522
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,795	1,823
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	1,460	1,693
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	2,035	2,384
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	2,000	2,028
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	1,000	1,182
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,500	1,565
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,160	2,248
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,500	2,582
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	2,000	2,111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	2,000	2,093
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,590	1,709
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2044	2,000	2,093
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	2,750	2,885
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5,310	5,549
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/2029	1,000	1,009
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/2034	1,250	1,294
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.750%	5/15/2032	500	515
New York State Energy Research & Development Authority Pollution Control Revenue (Rochester Gas & Electric Corp. Project)	3.800%	8/1/2032	1,000	1,033
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/2043	1,730	1,883
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/2045	2,500	2,739
New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/2036	1,550	1,314

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue	2.200%	11/1/2036	875	731
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	950	942
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/2027	335	332
[14]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/2027	400	400
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/2028	1,000	1,001
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/2029	1,000	1,004
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,475	1,482
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/2029	1,000	1,007
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/2029	2,425	2,426
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/2029	1,750	1,753
[13]	New York State Housing Finance Agency Revenue PUT	3.100%	5/1/2030	315	315
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/2030	525	529
[13]	New York State Housing Finance Agency Revenue PUT	3.200%	5/1/2031	225	225
	New York State Housing Finance Agency Revenue PUT	3.250%	5/1/2031	1,000	1,002
	New York State Housing Finance Agency Revenue PUT	3.375%	11/1/2031	3,705	3,703
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/2031	2,045	2,074
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/2032	1,000	1,016
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/2035	4,520	4,579
[5]	New York State Housing Finance Agency Revenue VRDO	2.500%	1/2/2026	5,880	5,880
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/2028	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/2029	500	502
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/2029	100	101
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	6,200	5,864
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	2,505	2,356
	New York State Thruway Authority General Revenue	4.000%	1/1/2041	1,000	1,003
	New York State Thruway Authority General Revenue	4.000%	1/1/2042	1,000	996
	New York State Thruway Authority General Revenue	4.000%	1/1/2045	1,675	1,565
	New York State Thruway Authority Revenue	5.000%	1/1/2036	1,045	1,125
	New York State Thruway Authority Revenue	5.000%	3/15/2040	1,325	1,442
	New York State Thruway Authority Revenue (Personal Income Tax)	4.000%	3/15/2042	1,000	986
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2033	2,010	2,018
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2036	2,000	2,046
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2037	2,000	2,043
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2040	1,590	1,593
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	1,490	1,464
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/2042	2,000	1,965
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2042	2,000	2,135
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/2043	5,000	5,234
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/2030	1,015	1,123
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2041	3,000	2,613
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/2042	4,000	3,392
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2043	225	218
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/2044	2,630	2,520
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,400	1,342
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/2033	350	373
	Onondaga NY Civic Development Corp. Revenue (Syracuse University Project)	5.250%	12/1/2042	695	779
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/2032	2,000	2,022
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/2036	1,230	1,296
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/2036	2,295	2,458
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2037	1,495	1,744
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2039	2,030	2,332
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2040	1,000	1,104
	Port Authority of New York & New Jersey Revenue	5.000%	1/15/2041	500	558
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2041	1,000	1,110
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/2041	1,875	2,107
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/2042	1,000	1,097
	Rockland County NY Economic Assistance Corp. Revenue (Secours Charity Health System Inc.)	7.250%	11/1/2045	1,000	1,075
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/2027	1,370	1,377
	Suffolk County NY Public Improvement GO	3.000%	10/15/2040	1,000	933
	Suffolk County NY Public Improvement GO	3.000%	10/15/2041	1,000	914
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/2034	500	516
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2029	1,870	1,917
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/2034	3,745	3,808
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2030	450	458

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2031	460	470
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2032	285	291
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2027	5,000	5,174
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2032	1,000	1,146
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	1,000	1,156
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/2034	8,000	9,445
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/2036	1,000	680
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2040	1,000	1,080
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/2040	1,000	1,120
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2045	1,355	1,432
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/2046	1,920	2,018
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2026	1,000	997
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/2028	1,500	1,445
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2030	1,000	865
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/2032	1,130	916
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2036	1,000	1,026
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2037	2,000	2,050
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2038	1,750	2,020
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2040	1,450	1,622
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2041	1,000	1,114
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/2042	2,000	2,045
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2033	1,000	1,170
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/2044	1,500	1,607
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	1,835	2,015
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	1,000	992
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/2040	515	578
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	6.500%	11/1/2030	1,500	1,579
	Westchester County NY Local Development Corp. Revenue (Health Care Project)	7.250%	11/1/2045	1,500	1,641
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/2036	700	720
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/2031	1,085	1,073
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2032	1,000	1,117
[3]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/2033	1,250	1,405
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2028	1,400	1,439
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/2033	1,500	1,529
[8]	Yonkers NY GO	5.000%	11/15/2038	500	554
					948,876
North Carolina (0.5%)
	Charlotte NC Airport Revenue	5.000%	7/1/2041	2,000	2,185
	Charlotte NC GO	5.000%	7/1/2042	2,950	3,215
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/2042	1,000	1,100
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/2027	770	773
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/2029	1,625	1,529
[5]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	2.550%	1/2/2026	1,555	1,555
[5]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	2.550%	1/2/2026	6,900	6,900
[5]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	2.550%	1/2/2026	5,400	5,400
[5]	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue VRDO	2.550%	1/2/2026	2,470	2,470
	Durham NC Housing Authority Multifamily Housing Revenue (Sandy Ridge Station) PUT	3.200%	7/1/2029	710	711
[3]	Fayetteville NC State University Revenue	5.000%	4/1/2043	2,720	2,814
	Henderson County NC Revenue	5.000%	10/1/2036	450	524
	Henderson County NC Revenue	5.000%	10/1/2037	660	762
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/2041	990	1,011
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/2054	900	959
	North Carolina Housing Finance Agency Homeownership Revenue	6.250%	1/1/2057	500	570
	North Carolina Housing Finance Agency Multifamily Housing Revenue PUT	3.150%	2/1/2029	350	350
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/2033	1,000	992
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2037	1,890	2,160
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2038	1,250	1,418
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2039	3,575	4,027
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System)	5.000%	6/1/2041	1,000	1,096
	North Carolina Medical Care Commission Health Care Facilities Revenue (Duke University Health System) PUT	5.000%	6/4/2030	1,300	1,419
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/2040	800	770

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.450%	11/1/2030	115	115
[13]	North Carolina Medical Care Commission Retirement Facilities Revenue (Deerfield Episcopal Retirement Community Project)	3.750%	11/1/2031	2,675	2,677
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/2034	115	121
[3]	North Carolina Turnpike Authority Revenue	0.000%	1/1/2034	1,000	763
[3]	North Carolina Turnpike Authority Revenue	5.000%	1/1/2038	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/2039	2,000	2,002
	Pender County NC GO	3.000%	3/1/2039	2,000	1,874
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/2028	325	347
	Raleigh NC Housing Authority Multifamily Revenue (Maple Ridge Apartments) PUT	3.150%	2/1/2029	265	265
	University of North Carolina at Charlotte Revenue	3.000%	10/1/2036	1,600	1,537
	Wake County NC Revenue	5.000%	9/1/2036	2,000	2,142
	Wake County NC Revenue	5.000%	5/1/2040	1,000	1,129
	Western California University General Revenue	3.000%	4/1/2036	1,480	1,428
					59,141
North Dakota (0.0%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/2027	1,115	1,115
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2029	445	468
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/2039	1,000	869
[3]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/2039	475	513
	Horace ND GO	4.500%	5/1/2039	600	614
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2053	855	905
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	6.000%	1/1/2056	465	512
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/2056	235	260
					5,256
Ohio (1.2%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/2029	1,300	1,358
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/2037	2,200	2,209
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2039	1,000	1,117
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	11/1/2040	1,500	1,662
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/2040	1,200	1,163
[5]	Allen County OH Hospital Facilities Revenue (Mercy Health) VRDO	2.500%	1/2/2026	4,360	4,360
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/2029	1,250	1,339
	Bowling Green State University Ohio Revenue	5.000%	6/1/2026	400	404
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/2035	1,150	1,211
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/2032	2,015	2,064
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2026	725	729
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/2027	380	385
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/2038	365	371
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/2037	1,000	1,079
[3]	Columbus OH City School District GO	0.000%	12/1/2029	1,000	895
	Columbus OH GO	5.000%	4/1/2035	1,500	1,605
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/2034	590	592
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/2036	1,000	987
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/2036	1,100	1,130
	Columbus OH Metropolitan Housing Authority Revenue (Demorest Townhomes Project)	5.000%	11/1/2035	2,000	2,129
	Columbus OH Metropolitan Housing Authority Revenue (Thornton Hall Project)	5.000%	12/1/2035	470	497
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2041	500	547
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/2044	500	532
	Columbus-Franklin County OH Finance Authority Multifamily Housing Revenue PUT	3.190%	6/1/2029	500	502
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/2032	1,000	1,012
[13]	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2036	750	813
[13]	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2037	1,905	2,055
[13]	EHOVE OH Joint Vocational School District GO	5.000%	12/1/2042	735	770
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2030	680	707
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/2039	715	730
[5]	Franklin County OH Hospital Revenue (Nationwide Childrens Hospital) VRDO	2.550%	1/2/2026	3,845	3,845
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2028	830	879
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/2034	1,000	1,092
	Hamilton County OH Health Care Improvement & Refunding Revenue (Life Enriching Communities Project)	5.250%	1/1/2045	145	147
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/2036	1,000	1,022
[5]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	2.550%	1/2/2026	1,670	1,670
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/2028	625	654
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/2035	2,740	3,009
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/2040	1,750	1,921

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Sewer System Revenue	5.000%	12/1/2030	500	558
	Lancaster Port Authority OH Gas Supply Revenue PUT	5.000%	8/1/2030	810	861
	Lorain OH Metropolitan Housing Authority Multifamily Revenue (Wilkes Villa) PUT	3.220%	6/1/2028	295	296
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/2039	525	568
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2034	900	864
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/2040	1,000	869
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2038	1,000	984
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/2042	1,000	920
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2031	2,290	2,420
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/2037	2,590	2,689
	North Ridgeville OH City School District GO	5.000%	12/1/2040	625	653
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/2027	500	507
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/2027	730	739
	Ohio Air Quality Development Authority Revenue (FirstEnergy Generation Project)	3.375%	8/1/2029	2,000	1,972
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/2029	435	434
	Ohio GO	5.000%	5/1/2033	1,010	1,064
	Ohio GO	5.000%	3/1/2035	1,000	1,025
	Ohio GO	5.000%	5/1/2035	770	869
	Ohio GO	5.000%	5/1/2036	600	674
	Ohio GO	5.000%	3/1/2038	2,000	2,040
	Ohio Housing Finance Agency Multifamily Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	570	575
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/2053	850	897
	Ohio Housing Finance Agency Residential Mortgage Revenue	6.375%	3/1/2056	190	217
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2035	1,320	1,393
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/2037	2,240	2,348
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/2026	925	930
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/2037	1,050	1,013
[5]	Ohio State Higher Educational Facility Commission Revenue (Cleveland Clinic Health System Obligated Group) VRDO	2.450%	1/2/2026	700	700
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/2045	1,000	835
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/2036	750	857
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/2033	345	383
[5]	Ohio State Hospital Facilities Revenue (Cleveland Clinic Health System) VRDO	2.550%	1/2/2026	16,860	16,860
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/2028	1,000	996
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/2032	1,000	1,130
	Ohio State Hospital Revenue (Cleveland Clinic Health System) Prere.	5.000%	10/1/2034	35	41
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/2033	105	111
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/2035	500	524
[5]	Ohio State Hospital Revenue (University Hospitals Health System) VRDO	2.450%	1/7/2026	9,000	9,000
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2055	480	522
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/2056	250	276
	Ohio Turnpike Commission Revenue	5.000%	2/15/2043	2,500	2,556
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/2035	1,310	1,368
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/2043	1,000	482
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2037	2,425	2,812
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2038	5,000	5,761
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2042	1,100	1,207
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2043	1,230	1,347
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,000	1,077
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/2044	1,650	1,789
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/2026	1,850	1,892
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/2027	1,485	1,538
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/2039	1,490	1,656
	Princeton OH City School District GO	0.000%	12/1/2041	1,000	491
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/2043	200	212
[8]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2039	450	488
[8]	Summit County OH Development Finance Authority Student Housing Revenue (Akron Project)	5.000%	7/1/2045	290	299
	University of Cincinnati OH Revenue	5.000%	6/1/2043	4,000	4,245
[5,6]	University of Toledo Revenue TOB VRDO	2.700%	1/2/2026	2,045	2,045
					141,072
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/2042	1,000	1,086

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2039	230	252
	Lawton OK Industrial Development Authority Sales Tax Revenue	5.000%	7/1/2040	135	147
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/2028	1,245	1,109
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/2038	985	994
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/2028	15	16
	Oklahoma Capitol Improvement Authority State Highways Capital Improvement Revenue	5.000%	7/1/2040	1,000	1,117
	Oklahoma City OK GO	4.000%	3/1/2039	1,420	1,472
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2028	1,500	1,551
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/2033	1,030	1,059
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/2031	1,235	1,378
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/2035	1,450	1,445
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2036	1,000	1,164
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2037	2,020	2,020
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2040	1,000	1,128
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2041	1,000	1,105
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/2044	1,000	1,073
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2038	400	444
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2041	2,370	2,573
	Oklahoma Water Resources Board State Loan Program Revenue	5.000%	10/1/2045	2,000	2,108
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/2029	645	695
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/2031	1,500	1,571
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/2037	750	777
[8]	University of Oklahoma Revenue	5.000%	7/1/2040	700	769
[8]	University of Oklahoma Revenue	5.000%	7/1/2041	865	941
[8]	University of Oklahoma Revenue	5.000%	7/1/2042	865	932
[8]	University of Oklahoma Revenue	5.000%	7/1/2043	920	981
					29,907
Oregon (0.6%)
	Clackamas County OR Community College District GO	5.000%	6/15/2034	1,145	1,346
	Clackamas County OR School District No. 12 GO	0.000%	6/15/2038	1,340	775
	Clackamas County OR School District No. 12 GO Prere.	0.000%	6/15/2027	160	94
	Clackamas County OR School District No. 62 GO	0.000%	6/15/2029	230	209
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/2033	1,140	1,176
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/2031	750	634
[19]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2034	1,000	1,127
[3]	Medford OR Hospital Facilities Authority Revenue (Asante Projects)	4.000%	8/15/2045	1,000	932
[5,6]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	2.650%	1/2/2026	5,000	5,000
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/2037	1,000	941
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/2033	500	580
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2032	2,000	2,304
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2034	5,000	5,889
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2040	1,050	1,120
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/2042	5,125	5,364
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2033	1,000	1,007
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	459
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/2027	450	459
	Oregon GO	5.000%	5/1/2036	5,000	5,125
	Oregon GO	5.000%	5/15/2036	450	487
	Oregon GO	5.000%	5/1/2039	1,650	1,893
	Oregon GO	5.000%	5/1/2041	1,900	2,123
	Oregon GO	5.250%	6/1/2042	1,000	1,128
	Oregon Health & Science University Revenue	4.000%	7/1/2036	2,000	2,016
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/2036	1,909	1,949
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/2051	795	802
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/2053	1,485	1,585
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/2028	1,570	1,587
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/2037	1,000	1,161
	Oregon State Department Administrative Services Lottery Revenue	5.250%	4/1/2043	1,450	1,618
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/2030	1,535	1,657
	Portland OR Sewer System Revenue	5.000%	6/1/2029	1,000	1,084
	Portland OR Sewer System Revenue	5.000%	10/1/2041	500	555
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/2040	1,880	1,953
	Portland OR Water System Revenue	2.000%	5/1/2042	2,000	1,411
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2033	540	553
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/2038	500	508
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/2036	1,000	979
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/2038	1,580	1,650
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/2036	1,305	1,341
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2037	2,442	1,545

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2038	1,400	849
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/2043	1,400	617
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/2035	2,400	2,470
					68,062
Pennsylvania (2.2%)
	Abington PA School District GO	4.000%	10/1/2039	2,500	2,509
	Adams County PA General Authority College Revenue	5.000%	8/15/2033	1,000	1,075
	Adams County PA General Authority College Revenue	5.000%	8/15/2040	1,260	1,385
	Allegheny County PA GO	4.000%	11/1/2030	1,025	1,034
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/2034	550	560
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2027	1,010	1,034
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2032	1,000	1,040
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/2033	1,000	1,038
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/2038	2,400	2,383
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/2032	900	1,031
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/2039	1,410	1,262
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/2041	1,185	1,202
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2027	150	153
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2029	900	948
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2030	1,260	1,345
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2031	500	539
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2032	1,075	1,168
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2033	1,000	1,028
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/2035	1,035	1,110
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/2042	2,000	2,024
[8]	Allentown PA School District GO	5.000%	6/1/2031	1,000	1,008
	Bethel Park PA School District GO	4.000%	8/1/2034	1,100	1,144
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/2035	1,000	1,002
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/2037	1,105	1,170
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/2030	1,735	1,787
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/2030	750	800
[3]	Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/2032	500	564
	Centennial PA School District Bucks County GO	5.000%	12/15/2029	1,445	1,574
	Chester County Industrial Development Authority Revenue	4.000%	12/1/2039	3,000	3,066
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/2034	450	318
[8]	Coatesville PA Area School District GO	4.250%	11/15/2039	2,000	2,040
[3]	Coatesville PA Area School District GO	5.250%	11/15/2043	1,000	1,058
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2026	335	335
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/2027	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	500	505
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/2026	1,000	1,009
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/2035	1,515	1,577
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/2044	2,000	1,868
[13]	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2028	140	145
[13]	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.000%	6/1/2036	845	911
[13]	Cumberland County PA Municipal Authority Revenue (Messiah Village Project)	5.250%	6/1/2044	465	473
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/2030	840	737
	Delaware PA GO	5.000%	8/1/2039	420	461
	Delaware Valley PA Regional Finance Authority Local Government Revenue	4.000%	12/1/2038	885	916
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/2031	1,455	1,474
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/2037	1,000	933
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/2039	1,500	1,489
[3]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/2037	3,400	3,506
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/2029	1,085	1,084
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2036	845	853
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/2037	3,000	3,067
	Latrobe PA Industrial Development Authority University Revenue (Seton Hill University)	4.000%	3/1/2040	225	200
[8]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2043	1,000	990
[8]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/2044	1,000	974
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/2029	2,400	2,565
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/2026	1,220	1,234
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2040	1,250	1,218
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/2041	2,000	1,920

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA GO	5.000%	10/1/2039	1,000	1,085
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/2032	1,515	1,617
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/2035	700	716
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/2028	2,935	3,010
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2038	1,000	1,034
[3]	Northampton County PA General Purpose Authority Revenue	4.000%	8/15/2043	2,150	2,050
	Pennsylvania COP	5.000%	7/1/2026	500	506
	Pennsylvania COP	5.000%	7/1/2027	500	517
[3]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/2043	500	498
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	250	252
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/2027	340	342
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2030	1,095	1,181
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2032	1,920	2,107
	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	5.000%	3/15/2035	4,980	5,492
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/2029	1,060	1,075
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/2030	1,510	1,566
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/2032	740	821
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2037	1,400	1,419
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/2038	1,000	1,004
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/2042	1,540	1,449
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/2026	1,000	975
	Pennsylvania GO	5.000%	1/1/2026	3,295	3,295
	Pennsylvania GO	5.000%	9/15/2026	1,500	1,526
	Pennsylvania GO	5.000%	9/1/2028	2,500	2,662
	Pennsylvania GO	4.000%	1/1/2029	3,000	3,039
	Pennsylvania GO	5.000%	9/1/2031	3,000	3,394
[3]	Pennsylvania GO	4.000%	3/1/2033	1,110	1,137
[3]	Pennsylvania GO	4.000%	3/1/2034	1,670	1,708
	Pennsylvania GO	5.000%	10/1/2035	2,500	2,821
	Pennsylvania GO	4.000%	3/1/2036	1,000	1,018
	Pennsylvania GO	3.000%	5/15/2036	1,000	965
	Pennsylvania GO	4.000%	3/1/2037	1,000	1,016
[8]	Pennsylvania GO	4.000%	3/1/2037	1,000	1,017
	Pennsylvania GO	2.000%	5/15/2038	1,390	1,113
	Pennsylvania GO	2.000%	5/15/2039	1,000	780
	Pennsylvania GO	2.000%	5/15/2040	1,040	780
	Pennsylvania GO	2.000%	5/15/2041	1,030	746
	Pennsylvania GO	4.000%	8/15/2041	1,000	1,016
	Pennsylvania GO	4.000%	9/1/2041	1,500	1,522
	Pennsylvania GO	4.000%	9/1/2042	1,500	1,505
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/2040	1,305	1,431
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/2042	500	467
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/2035	1,900	1,942
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase I) PUT	3.150%	7/1/2029	205	206
	Pennsylvania Housing Finance Agency Multifamily Development Revenue (Fairhill Phase II) PUT	3.150%	7/1/2029	195	196
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/2037	2,205	2,225
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/2041	1,500	1,164
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/2041	1,270	1,335
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/2052	805	817
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/2053	1,831	1,928
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/2053	790	839
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/2053	1,870	2,025

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.750%	10/1/2040	1,000	1,041
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/2054	485	526
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.500%	10/1/2055	1,000	1,144
	Pennsylvania State University Revenue	5.000%	9/1/2040	1,000	1,124
	Pennsylvania State University Revenue	5.000%	9/1/2042	1,000	1,099
	Pennsylvania State University Revenue	5.000%	9/1/2043	1,000	1,034
	Pennsylvania State University Revenue	5.000%	9/1/2044	1,255	1,294
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/2032	1,000	1,044
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/2028	630	644
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2026	750	766
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/2030	1,370	1,457
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,500	1,548
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2032	1,000	1,134
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	1,250	1,355
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2032	2,000	2,301
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2033	1,570	1,799
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2033	1,760	2,012
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2035	1,000	1,039
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2036	1,060	1,192
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2037	1,000	1,067
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2039	1,520	1,635
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	1,060	1,165
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2040	535	605
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2041	1,000	1,108
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/2042	1,705	1,731
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,096
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2042	1,000	1,104
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/2043	1,000	991
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	1,000	1,031
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2043	2,015	2,184
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/2044	1,000	1,078
	Pennsylvania Turnpike Commission Revenue PUT	5.000%	12/1/2032	500	559
	Philadelphia PA Airport Revenue	5.000%	7/1/2034	1,500	1,629
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/2032	1,000	1,046
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/2035	2,000	2,012
[5]	Philadelphia PA Authority for Industrial Development Hospital Revenue VRDO	2.480%	1/2/2026	9,335	9,335
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/2031	800	794
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/2042	1,000	1,003
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/2036	1,000	1,017
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/2035	1,200	1,215
	Philadelphia PA Gas Works Revenue	5.000%	10/1/2026	1,000	1,016
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2033	1,175	1,350
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2036	1,300	1,336
	Philadelphia PA Gas Works Revenue	5.000%	8/1/2039	1,000	1,120
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2030	1,000	1,018
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2032	1,610	1,636
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2034	1,000	1,013
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/2037	1,000	1,088
[3]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/2039	1,000	994
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/2042	1,000	1,076
	Philadelphia PA School District GO	5.000%	9/1/2031	940	942
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2031	1,380	1,556
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2032	1,280	1,459
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2038	1,500	1,655
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/2040	2,000	2,176
[3]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/2043	1,090	1,181
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/2045	1,000	1,035
[3]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/2030	1,000	1,084
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/2033	1,465	1,514
	Pittsburgh PA GO	5.000%	9/1/2039	450	493
	Pittsburgh PA GO	5.000%	9/1/2042	500	535
[3]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/2033	1,000	1,072

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	River Valley School District PA GO	4.000%	3/15/2028	1,145	1,173
[3]	River Valley School District PA GO	4.000%	3/15/2033	1,810	1,881
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/2026	770	785
	School District of Philadelphia GO	5.000%	9/1/2030	1,000	1,099
	School District of Philadelphia GO	5.000%	9/1/2030	1,465	1,609
	School District of Philadelphia GO	5.000%	9/1/2031	1,115	1,244
	School District of Philadelphia GO	5.250%	9/1/2039	2,000	2,233
[3]	Scranton PA GO	5.000%	11/15/2029	625	668
	Scranton-Lackawanna PA Health & Welfare Authority Revenue	5.000%	11/1/2032	815	902
[20]	Shaler PA Area School District GO	0.000%	9/1/2031	1,195	978
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/2027	1,135	1,157
	Southcentral PA General Authority Revenue (Wellspan Health Group)	5.000%	6/1/2032	2,165	2,444
[3]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2026	1,650	1,666
[3]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/2032	1,105	1,122
	Swarthmore Borough Authority PA College Revenue PUT	5.000%	9/13/2035	1,000	1,162
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/2041	750	636
	Wilson PA School District GO	5.000%	5/15/2038	750	837
					249,462
Puerto Rico (0.8%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2029	250	259
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2030	1,565	1,638
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	2,610	2,729
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2033	1,910	2,006
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2035	1,555	1,610
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	815	841
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	700	723
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/2037	395	410
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,325	1,252
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	520	491
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/2042	1,260	1,191
	Puerto Rico Commonwealth GO	4.000%	7/1/2037	1,823	1,767
	Puerto Rico Commonwealth GO	4.000%	7/1/2041	1,825	1,687
	Puerto Rico Commonwealth GO	0.000%	11/1/2043	4,324	2,768
	Puerto Rico Commonwealth GO	0.000%	11/1/2051	7,825	5,115
	Puerto Rico GO	5.625%	7/1/2027	5,530	5,648
	Puerto Rico GO	5.625%	7/1/2029	6,627	7,022
	Puerto Rico GO	5.750%	7/1/2031	5,672	6,232
	Puerto Rico GO	0.000%	7/1/2033	4,096	2,964
	Puerto Rico GO	4.000%	7/1/2033	8,128	8,126
	Puerto Rico GO	4.000%	7/1/2035	2,929	2,878
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/2027	1,000	1,043
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/2033	215	229
[3]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/2026	1,000	1,018
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2027	748	711
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2029	1,898	1,686
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2031	1,100	904
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/2033	6,827	5,170
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/2040	17,414	17,038
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/2040	1,565	1,566
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	559	547
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	2,115	706
					87,975
Rhode Island (0.1%)
[3]	Providence RI Public Building Authority Revenue	5.000%	9/15/2033	1,000	1,132
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	1,365	1,432
[3]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	2,590	2,710
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/2030	500	504
	Rhode Island Commerce Corp. Revenue	5.000%	5/15/2039	1,000	1,105
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/2037	1,000	1,094
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/2049	425	425

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue TOB VRDO	2.600%	1/2/2026	1,000	1,000
					9,402
South Carolina (0.6%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/2034	250	268
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2030	400	444
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/2035	825	914
	Charleston SC Housing Authority Revenue (Ashley West)	5.000%	9/1/2035	330	349
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/2041	1,000	1,041
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/2028	1,000	1,057
	Georgetown County SC School District GO	3.000%	3/1/2031	1,665	1,661
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/2043	1,000	1,066
	Lancaster County SC School District GO	4.000%	3/1/2032	1,000	1,013
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/2034	1,500	1,510
	Medical University SC Hospital Authority Mortgage Revenue (Indian Land Project)	5.000%	11/15/2038	1,000	1,072
	Orangeburg County School District Revenue	5.000%	6/1/2041	1,810	1,910
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/2031	5,290	5,719
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/2031	2,325	2,484
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/2036	825	841
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/2033	4,000	4,110
	Richland County SC School District No. 2 GO	5.000%	3/1/2026	4,185	4,202
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/2035	1,000	1,118
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2037	1,500	1,551
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2031	1,700	1,897
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/2038	1,425	1,571
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2040	1,250	1,394
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/2043	1,175	1,266
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/2045	1,110	1,208
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/2039	500	530
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/2035	1,000	1,112
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.)	5.250%	11/1/2043	500	546
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue (Bon Secours Mercy Health Inc.) PUT	5.000%	11/1/2030	1,250	1,357
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/2035	2,000	2,080
	South Carolina Jobs-Economic Development Authority Residential Revenue	4.000%	12/1/2035	2,255	2,237
	South Carolina Jobs-Economic Development Authority Residential Revenue	5.000%	12/1/2035	2,000	2,117
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/2028	500	500
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	4/1/2036	150	163
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/2037	1,000	1,098
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2036	710	745
	South Carolina Jobs-Economic Development Authority Revenue (Charleston Southern University)	5.000%	9/1/2041	670	677
	South Carolina Public Service Authority Revenue	4.000%	12/1/2033	1,000	1,036
	South Carolina Public Service Authority Revenue	5.250%	12/1/2034	1,500	1,699
	South Carolina Public Service Authority Revenue	4.000%	12/1/2037	2,500	2,526
	South Carolina Public Service Authority Revenue	5.000%	12/1/2043	1,000	1,063
	South Carolina Public Service Authority Revenue	5.000%	12/1/2045	3,415	3,578
	South Carolina State GO	5.000%	4/1/2041	2,260	2,443
	South Carolina State GO	5.000%	4/1/2042	1,810	1,941
					67,114
South Dakota (0.2%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/2041	2,660	2,416
	Sioux Falls SD Sales Tax Revenue	5.000%	11/15/2036	1,660	1,803
	South Dakota Health & Educational Facilities Authority Revenue	5.000%	11/1/2038	1,000	1,129
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2029	1,000	1,072
	South Dakota Health & Educational Facilities Authority Revenue PUT	5.000%	11/1/2032	1,335	1,480
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/2032	2,915	2,992
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/2034	2,125	2,137
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/2036	2,500	2,506

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2051	585	578
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/2052	995	980
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/2054	155	165
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.250%	5/1/2056	7,000	7,978
	South Dakota State Building Authority Revenue	5.000%	6/1/2037	1,000	1,025
					26,261
Tennessee (0.8%)
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.000%	12/1/2035	1,500	1,690
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/2044	1,000	1,062
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	1,140	1,227
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2027	1,590	1,636
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/2035	1,000	1,039
	Jackson TN Hospital Project Revenue	5.000%	4/1/2038	3,620	3,721
[5,6]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	2.700%	1/2/2026	3,250	3,250
	Knox County TN GO	3.000%	6/1/2037	3,580	3,351
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/2036	1,000	1,016
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/2027	925	934
[6]	Knoxville TN Industrial Development Board Revenue (Maplehurst Project)	4.250%	11/1/2030	1,000	996
	Memphis TN GO	4.000%	6/1/2031	1,000	1,004
	Memphis TN GO	5.000%	4/1/2041	1,120	1,217
	Memphis TN GO	5.000%	4/1/2041	1,185	1,288
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/2034	500	542
	Metropolitan Government Nashville & Davidson County TN Industrial Development Board Multifamily Housing Revenue PUT	3.150%	7/1/2029	815	818
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	840	859
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/2037	1,000	1,093
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2036	1,525	1,590
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/2042	1,450	1,452
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/2029	1,000	1,069
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/2031	215	215
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/2039	750	811
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue PUT	3.200%	12/1/2029	500	501
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	1,000	1,051
[3]	Metropolitan Government of Nashville & Davidson County TN Sports Authority Revenue	5.000%	7/1/2041	2,990	3,220
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/2039	3,500	3,183
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2039	1,430	1,521
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/2040	860	930
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2031	300	299
	Rutherford County TN Health & Educational Facilities Board Revenue (Ascension Health Senior Credit Group) PUT	5.000%	11/15/2030	1,275	1,394
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/2034	1,910	2,142
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/2029	1,000	1,058
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2032	1,000	1,113
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2033	1,265	1,416
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2034	1,305	1,466
[3]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur HealthCare)	5.000%	6/1/2035	1,525	1,715
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/2029	11,485	12,076
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/2030	3,135	3,363
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/2031	720	769
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/2026	570	576
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/2027	1,185	1,197
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	12/1/2035	9,160	9,850
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/2028	5,540	5,696
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/2052	800	803

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/2054	860	915
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/2027	510	518
					88,652
Texas (7.6%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/2028	500	506
	Alamo TX Community College District GO	5.000%	8/15/2036	3,000	3,407
	Alamo TX Community College District GO	5.000%	8/15/2038	880	985
	Alamo TX Community College District GO	5.000%	8/15/2041	1,200	1,311
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/2028	1,000	1,051
[21]	Aldine TX Independent School District GO	5.000%	2/15/2038	1,225	1,379
	Allen TX GO	5.000%	8/15/2039	1,250	1,380
[21]	Allen TX Independent School District GO	5.000%	2/15/2026	1,035	1,038
[21]	Andrews Independent School District GO	5.000%	2/15/2028	1,025	1,075
[21]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/2044	1,000	977
[21]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/2033	600	618
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	305	321
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/2032	1,160	1,212
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/2037	1,435	1,531
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/2043	1,000	1,002
	Austin TX Airport System Revenue	5.000%	11/15/2026	1,120	1,143
	Austin TX Airport System Revenue	5.000%	11/15/2032	1,260	1,281
	Austin TX Community College District GO	4.000%	8/1/2030	1,845	1,856
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/2027	1,000	1,002
	Austin TX Community College District Public Facility Corp. Lease Revenue	5.000%	8/1/2028	500	530
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/2044	1,000	1,031
	Austin TX Independent School District GO	5.000%	8/1/2028	1,000	1,060
[21]	Austin TX Independent School District GO	5.000%	8/1/2036	2,920	3,340
[21]	Austin TX Independent School District GO	5.000%	8/1/2040	1,040	1,127
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2030	4,995	5,097
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2036	1,000	1,127
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2037	1,000	1,013
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2038	1,675	1,865
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/2042	2,500	2,735
[21]	Barbers Hill Independent School District GO	3.000%	2/15/2038	1,000	925
[21]	Barbers Hill Independent School District GO	4.000%	2/15/2041	1,690	1,699
[21]	Bastrop Independent School District GO	5.000%	2/15/2042	4,115	4,411
[21]	Birdville Independent School District GO	5.000%	2/15/2043	2,500	2,668
[21]	Boerne TX Independent School District GO PUT	4.000%	2/1/2028	1,170	1,201
[21]	Bonham Independent School District GO	5.000%	2/15/2042	1,325	1,431
[21]	Brock TX Independent School District GO	5.000%	8/15/2039	1,000	1,095
[21]	Burleson TX Independent School District GO	5.000%	8/1/2028	635	674
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2041	650	710
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2042	800	865
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2043	835	896
[21]	Canutillo TX Independent School District GO	5.000%	2/15/2044	500	532
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2029	1,285	1,379
[21]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/2039	1,000	944
[21]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/2040	2,170	2,372
[9]	Cedar Hill TX Independent School District GO	0.000%	8/15/2026	1,000	981
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/2026	880	880
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2026	1,115	1,115
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2035	1,000	1,038
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2036	1,115	1,139
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/2039	3,000	3,049
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/2039	1,000	1,119
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/2041	445	396
[21]	Clear Creek TX Independent School District GO	5.000%	2/15/2033	525	603
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	1,020	1,117
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2032	600	673
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	1,500	1,515
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2036	700	726
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2037	1,190	1,322
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/2040	1,665	1,820
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/2044	1,705	1,644
	Collin County TX Community College District Revenue	4.000%	8/15/2042	3,000	3,022
	Collin County TX GO	5.000%	2/15/2027	3,900	4,007

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Collin County TX GO	5.000%	2/15/2028	1,450	1,523
[21]	Comal TX Independent School District GO	3.000%	2/15/2040	500	462
[21]	Comal TX Independent School District GO	3.000%	2/1/2041	1,000	889
[21]	Community TX Independent School District Bonds GO	5.000%	2/15/2038	1,370	1,488
	Conroe TX GO	5.000%	11/15/2041	410	441
[21]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/2038	3,000	2,617
[21]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/2027	560	575
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/2034	260	286
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2031	300	335
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2034	725	812
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/2039	1,000	1,105
[21]	Crowley TX Independent School District GO	5.000%	2/1/2039	1,565	1,729
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2028	1,000	1,050
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2029	2,000	2,146
[21]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/2034	1,000	1,001
[21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2034	1,240	1,440
[13,21]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/2038	1,240	1,463
	Dallas County TX Hospital District GO	4.000%	8/15/2033	2,000	2,036
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	2,065	2,236
	Dallas TX GO	4.000%	2/15/2039	6,250	6,420
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/2030	1,000	1,005
[14]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/2026	120	121
[21]	Dallas TX Independent School District GO	5.000%	2/15/2028	1,985	2,089
[21]	Dallas TX Independent School District GO PUT	5.000%	2/15/2031	4,000	4,411
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/2037	2,145	1,990
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2033	1,125	1,294
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/2034	1,000	1,038
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2038	1,000	1,113
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2040	1,750	1,937
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2042	1,360	1,474
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2043	1,395	1,497
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/2044	1,160	1,235
[21]	Denison TX Independent School District GO	5.000%	8/1/2026	1,600	1,622
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/2035	135	140
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/2035	100	104
[6]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/2045	100	103
	Denton TX GO	4.000%	2/15/2042	160	161
	Denton TX GO	4.000%	2/15/2044	3,000	2,935
[21]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,087
[21]	Denton TX Independent School District GO	5.000%	8/15/2041	1,000	1,105
	DeSoto TX Combination Tax Revenue	4.250%	2/15/2043	2,410	2,407
[21]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/2040	1,125	1,239
[21]	Eagle Mountain & Saginaw TX Independent School District GO Prere.	4.000%	8/1/2027	5	5
[21]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/2027	495	504
[21]	Eagle Pass TX Independent School District GO	4.000%	8/15/2033	1,185	1,188
	Ector County TX GO	5.000%	2/15/2034	1,000	1,142
	Ector County TX GO	5.000%	2/15/2044	1,500	1,588
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2033	1,000	1,122
[3]	El Paso County TX Hospital District GO	5.000%	8/15/2033	700	789
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2035	1,015	1,155
[3]	El Paso County TX Hospital District GO	5.000%	2/15/2036	1,000	1,131
[3]	El Paso County TX Hospital District GO	5.000%	8/15/2039	1,000	1,095
[3]	El Paso County TX Hospital District GO	5.250%	2/15/2042	2,350	2,546
	El Paso TX GO	3.000%	8/15/2037	765	713
	El Paso TX GO	3.000%	8/15/2041	1,000	864
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/2043	1,670	1,618
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/2036	7,000	7,498
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/2039	375	378
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/2034	3,830	3,881
[6]	Fate TX Special Assessment Bonds Improvement Revenue	4.500%	8/15/2031	400	401
[8]	Forney TX Independent School District GO	0.000%	8/15/2042	1,000	467
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/2035	435	400
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/2033	1,000	1,010
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/2034	1,650	1,656
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/2036	840	805
[21]	Fort Bend TX Independent School District GO	5.000%	8/15/2038	1,980	2,207
	Fort Worth TX GO	4.000%	3/1/2041	2,445	2,463
	Fort Worth TX GO	4.000%	3/1/2043	2,445	2,393
	Fort Worth TX Water & Sewer System Revenue	5.000%	2/15/2037	2,300	2,586

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Frisco TX Independent School District GO	0.000%	8/15/2026	3,620	3,557
[21]	Frisco TX Independent School District GO	3.000%	2/15/2037	2,500	2,432
	Frisco TX Refunding & Improvement GO	4.000%	2/15/2040	1,000	1,021
	FW Ramble Public Facility Corp. TX Residential Development Revenue (Ramble & Rose Project)	4.000%	10/1/2035	1,005	994
[21]	Galveston TX Independent School District GO	5.000%	2/1/2036	1,500	1,617
	Galveston TX Wharves & Term Revenue	5.000%	8/1/2039	600	646
	Garland TX Electric Utility System Revenue	4.000%	3/1/2046	1,105	1,010
	Garland TX GO	5.000%	2/15/2040	1,325	1,450
[21]	Garland TX Independent School District GO	5.000%	2/15/2041	1,500	1,629
	Garland TX Water & Sewer System Revenue	5.000%	3/1/2038	1,140	1,175
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2033	1,000	1,149
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.500%	2/15/2038	1,000	1,185
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/2039	3,000	2,770
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/2042	1,610	1,755
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2027	635	659
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2039	1,655	1,810
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/2040	2,320	2,497
	Georgetown TX Utility System Revenue	5.000%	8/15/2040	1,000	1,088
[21]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/2039	1,000	1,095
[21]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/2026	400	394
	Granbury TX Combination Tax Revenue	5.000%	8/15/2041	1,980	2,120
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/2030	1,550	1,655
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2035	1,000	1,047
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/2043	2,580	2,642
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/2028	1,400	1,455
	Grand Prairie TX Combination Tax GO	4.000%	2/15/2035	1,245	1,266
[3]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/2037	1,000	1,092
[8]	Greenville TX Electric Utility System Revenue	5.000%	2/15/2032	2,880	3,223
[21]	Greenwood TX Independent School District GO	4.000%	2/15/2040	9,050	9,210
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2038	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2039	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/2040	130	130
[8]	Hale County TX GO	5.000%	3/15/2036	1,635	1,851
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/2031	1,000	1,115
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/2031	1,445	1,624
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/2040	1,000	850
	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	5/15/2032	2,830	3,080
[5]	Harris County TX Cultural Education Facilities Finance Corp. Revenue VRDO	2.500%	1/2/2026	1,100	1,100
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/2030	1,000	1,042
	Harris County TX Flood Control Improvement GO	3.000%	10/1/2039	1,500	1,357
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2041	1,000	1,010
	Harris County TX Flood Control Improvement GO	4.000%	9/15/2042	3,500	3,499
	Harris County TX GO	5.000%	9/15/2029	2,000	2,174
	Harris County TX GO	4.000%	9/15/2041	1,740	1,760
	Harris County TX Health Facilities Development Corp. Revenue VRDO	2.550%	1/2/2026	2,665	2,665
	Harris County TX Health Facilities Development Corp. Revenue VRDO	2.550%	1/2/2026	8,235	8,235
	Harris County TX Hospital District GO	5.000%	2/15/2037	1,715	1,934
	Harris County TX Hospital District GO	5.000%	2/15/2042	1,810	1,938
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	4,495	4,625
	Harris County TX Permanent Improvement GO	3.000%	10/1/2040	1,000	884
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2040	1,500	1,659
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/2043	1,035	1,007
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/2044	1,275	1,359
	Harris County TX Toll Road Revenue	5.000%	8/15/2041	1,695	1,705
[9]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/2031	1,160	948
[9]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2028	2,950	2,708
[9]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/2031	1,340	1,123
[21]	Hays TX Consolidated Independent School District GO	5.000%	2/15/2037	2,500	2,878
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/2039	500	509
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/2035	840	877
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/2039	850	818
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/2044	1,000	385
	Houston TX Airport System Revenue	5.000%	7/1/2037	1,720	1,791
	Houston TX GO	5.000%	3/1/2027	1,000	1,028
	Houston TX GO	5.000%	3/1/2031	930	1,040
	Houston TX GO	4.000%	3/1/2035	1,500	1,509
	Houston TX GO	5.000%	3/1/2037	1,000	1,139

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX GO	5.000%	3/1/2040	1,575	1,719
	Houston TX GO	5.250%	3/1/2041	1,000	1,092
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/2032	500	501
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2026	500	502
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2039	1,245	1,377
	Houston TX Public Improvement Refunding GO	5.000%	3/1/2040	1,500	1,637
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/2036	1,010	969
	Houston TX Utility System Revenue	5.000%	11/15/2026	1,350	1,379
	Houston TX Utility System Revenue	5.000%	11/15/2034	1,000	1,001
	Houston TX Utility System Revenue	3.000%	11/15/2040	1,150	1,018
	Houston TX Utility System Revenue	5.000%	11/15/2043	2,885	2,965
	Irving TX GO	5.000%	9/15/2027	1,425	1,483
[21]	Irving TX Independent School District GO	5.000%	2/15/2028	230	242
[21]	Jacksboro TX Independent School District GO	5.000%	2/15/2037	2,550	2,859
[21]	Katy TX Independent School District GO	5.000%	2/15/2028	2,355	2,476
[21]	Katy TX Independent School District GO	5.000%	2/15/2044	1,315	1,398
[21]	Klein TX Independent School District GO	5.000%	8/1/2036	1,720	2,001
[21]	Klein TX Independent School District GO	5.000%	8/1/2037	2,680	3,090
[21]	Klein TX Independent School District GO	5.000%	8/1/2038	1,500	1,717
	Laguna-Madre Water District GO	4.000%	3/1/2042	3,205	3,158
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/2037	825	717
	Lake Worth TX Combination TAX GO	4.000%	8/15/2043	1,775	1,743
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2041	1,000	1,084
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/2043	1,000	1,065
	Laredo TX Combination Tax GO	5.000%	2/15/2036	1,000	1,118
	Laredo TX Combination Tax GO	4.125%	2/15/2041	1,000	1,019
[8]	Laredo TX Community College District Revenue	4.000%	8/1/2034	1,820	1,827
[21]	Leander TX Independent School District GO	5.000%	8/15/2037	1,095	1,265
[21]	Leander TX Independent School District GO	5.000%	8/15/2038	1,195	1,370
[21]	Leander TX Independent School District GO	5.000%	8/15/2039	1,145	1,303
	Lewisville TX GO	5.000%	2/15/2027	3,140	3,228
[21]	Lewisville TX Independent School District GO	5.000%	8/15/2037	1,000	1,136
[21]	Lewisville TX Independent School District GO	5.000%	8/15/2044	2,785	2,967
	Liberty County TX Combination Tax GO	2.000%	8/1/2033	1,070	955
[21]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/2041	2,635	2,815
[21]	Llano TX Independent School District GO	5.000%	2/15/2029	1,500	1,611
[21]	Lovejoy TX Independent School District GO	5.000%	2/15/2036	1,000	1,169
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2037	1,000	1,119
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2042	1,000	1,060
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/2045	1,000	1,038
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2028	2,000	2,085
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/2032	1,885	2,085
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2039	1,250	1,354
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2041	3,095	3,257
[3]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/2043	1,600	1,571
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2044	1,000	1,009
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2045	1,605	1,672
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2034	1,120	1,172
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/2036	1,085	1,164
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/2041	1,000	1,077
[3]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2038	1,750	1,917
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/2040	2,170	2,235
	Lubbock TX GO	4.000%	2/15/2042	1,490	1,490
	Manor TX Combination Tax GO	5.000%	8/15/2041	1,280	1,384
	Manor TX Combination Tax GO	5.000%	8/15/2042	1,200	1,285
[21]	Marble Falls TX Independent School District GO	5.000%	2/15/2036	1,000	1,147
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/2044	1,000	992
	McKinney TX GO	3.750%	8/15/2036	1,090	1,112
	McKinney TX GO	3.875%	8/15/2038	880	893
	McKinney TX GO	4.000%	8/15/2043	1,000	989
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2031	400	446
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/2041	700	751

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/2024	74	1
	Midland County TX GO	4.000%	2/15/2041	3,010	3,051
[21]	Midland TX Independent School District GO	4.000%	2/15/2040	1,000	1,015
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/2035	5,730	5,979
[21]	New Caney TX Independent School District GO	5.000%	2/15/2034	1,315	1,526
[21]	New Caney TX Independent School District GO PUT	4.000%	8/15/2027	500	509
	New Hope TX Cultural Education Facilities Finance Corp. Hospital Revenue (Children's Health System)	5.250%	8/15/2044	1,395	1,511
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	60	60
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/2030	65	65
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/2045	755	785
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	1,950	2,001
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/2035	1,000	1,019
[6]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/2045	1,000	977
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2030	2,390	2,390
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2036	1,135	1,270
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/2040	1,100	1,188
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2035	750	735
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/2036	585	561
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/2031	1,500	1,527
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/2041	3,845	4,206
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/2027	6,335	6,597
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2030	1,000	888
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2031	1,000	860
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2032	3,055	2,543
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2033	1,000	803
	North Texas Tollway Authority Revenue	5.000%	1/1/2033	1,290	1,469
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2034	1,500	1,160
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,125	1,297
	North Texas Tollway Authority Revenue	5.000%	1/1/2034	1,290	1,481
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2035	1,500	1,116
[3]	North Texas Tollway Authority Revenue	0.000%	1/1/2036	1,000	713
	North Texas Tollway Authority Revenue	3.000%	1/1/2038	1,860	1,726
	North Texas Tollway Authority Revenue	5.250%	1/1/2042	1,110	1,224
	North Texas Tollway Authority System Revenue	5.000%	1/1/2026	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/2026	1,000	1,000
	North Texas Tollway Authority System Revenue	5.000%	1/1/2027	1,075	1,102
[3]	North Texas Tollway Authority System Revenue	0.000%	1/1/2028	1,000	943
	North Texas Tollway Authority System Revenue	5.000%	1/1/2032	1,200	1,357
	North Texas Tollway Authority System Revenue	4.000%	1/1/2036	1,015	1,019
[3]	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,520	1,523
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,030	1,031
	North Texas Tollway Authority System Revenue	4.000%	1/1/2037	1,250	1,261
	North Texas Tollway Authority System Revenue	5.000%	1/1/2038	585	605
	North Texas Tollway Authority System Revenue	5.000%	1/1/2039	1,000	1,087
	North Texas Tollway Authority System Revenue	5.000%	1/1/2040	1,000	1,076
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	1,000	1,082
	North Texas Tollway Authority System Revenue	5.000%	1/1/2041	2,345	2,560
	North Texas Tollway Authority System Revenue Prere.	5.000%	1/1/2028	420	439
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/2031	1,250	675
[21]	Northside TX Independent School District GO	4.000%	8/15/2032	1,305	1,312
[21]	Northside TX Independent School District GO	5.000%	8/15/2041	1,575	1,721
[21]	Northside TX Independent School District GO PUT	2.000%	6/1/2027	2,000	1,966
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2037	910	1,048
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2038	2,450	2,798
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2041	1,200	1,284
[21]	Northwest Independent School District Texas GO	4.000%	2/15/2043	1,450	1,441
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2043	650	700
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2044	2,465	2,629
[21]	Northwest Independent School District Texas GO	5.000%	2/15/2045	2,400	2,539
	Odessa TX Combination Tax GO	3.000%	3/1/2038	1,255	1,084
[21]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,067
	Pearland TX GO	4.000%	3/1/2032	1,095	1,107

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pearland TX GO	4.000%	3/1/2033	910	918
[8]	Pearland TX GO	5.000%	9/1/2033	510	583
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2032	240	243
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/2033	340	344
	Pflugerville TX Combination Tax GO	4.000%	8/1/2040	1,280	1,288
	Pflugerville TX GO	4.000%	8/1/2035	1,250	1,253
	Plano TX GO	5.000%	9/1/2026	1,185	1,204
	Plano TX GO	5.000%	9/1/2028	1,305	1,386
	Plano TX GO	3.200%	9/1/2034	1,410	1,409
[21]	Plano TX Independent School District GO	5.000%	2/15/2031	4,495	5,024
[21]	Plano TX Independent School District GO	4.000%	2/15/2034	5,620	5,629
[21]	Plano TX Independent School District GO	5.000%	2/15/2041	500	550
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2028	1,350	1,434
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/2042	1,000	1,069
[21]	Prosper TX Independent School District GO	3.000%	2/15/2040	3,940	3,595
[21]	Rankin TX Independent School District GO	5.000%	2/15/2033	865	886
[21]	Richardson Independent School District GO	5.000%	2/15/2036	1,590	1,763
[21]	Richardson Independent School District GO	5.000%	2/15/2037	1,850	2,035
[21]	Richardson Independent School District GO	5.000%	2/15/2039	4,500	4,900
	Richardson TX GO	4.000%	2/15/2042	1,860	1,873
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/2042	2,000	1,961
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2030	2,500	2,728
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/2031	255	255
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2032	1,000	1,130
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2034	1,255	1,259
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2035	1,125	1,208
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2036	1,000	1,020
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2039	1,000	1,126
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2041	1,000	1,094
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2042	1,250	1,358
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/2043	1,000	970
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2043	1,265	1,362
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2044	1,120	1,192
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/2046	1,500	1,546
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/2026	150	147
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/2026	1,000	1,004
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/2027	1,000	976
	San Antonio TX Electric & Gas Systems Revenue PUT	3.080%	12/1/2028	1,985	1,992
	San Antonio TX Electric & Gas Systems Revenue PUT	3.200%	12/1/2030	5,535	5,559
	San Antonio TX General Improvement & Refunding GO	5.000%	2/1/2038	3,915	4,461
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/2043	1,000	1,008
[21]	San Antonio TX Independent School District GO	5.000%	8/15/2033	840	970
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2035	3,000	3,336
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/2037	3,000	3,293
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/2034	1,805	1,778
	San Antonio TX Water Revenue	5.000%	5/15/2034	1,000	1,017
	San Antonio TX Water Revenue	5.000%	5/15/2037	1,680	1,719
	San Antonio TX Water Revenue	5.000%	5/15/2038	1,440	1,493
[21]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/2037	1,755	1,928
[21]	Sherman TX Independent School District GO	5.000%	2/15/2028	270	284
	Smith County TX GO	5.000%	8/15/2043	3,000	3,164
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/2034	1,350	1,366
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/2036	1,250	1,415
[21]	Southwest TX Independent School District GO	3.000%	2/1/2036	1,250	1,205
[21]	Spring TX Independent School District GO	5.000%	2/1/2028	1,690	1,775
[21]	Spring TX Independent School District GO	5.000%	2/1/2037	1,400	1,612
[21]	Spring TX Independent School District GO	4.000%	2/1/2043	3,070	3,065
	Sugar Land TX GO	5.000%	2/15/2026	510	512
[5]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) VRDO	1.650%	1/2/2026	8,090	8,090
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2042	1,000	1,083
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/2044	1,020	1,083
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2029	1,615	1,741
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/2032	2,180	2,403
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	11/15/2032	1,610	1,797

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Ascension Senior Credit Group) PUT	5.000%	11/15/2032	3,165	3,530
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2029	1,000	1,073
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2032	3,000	3,306
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/2043	1,500	1,537
	Tarrant County TX GO	5.000%	7/15/2033	600	672
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/2043	1,000	1,013
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/2027	110	114
[21]	Terrell TX Independent School District GO	5.000%	8/1/2037	2,500	2,883
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/2026	2,680	2,713
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/2053	870	941
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/2052	5	5
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/2026	30	31
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2028	2,475	2,591
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2029	4,235	4,490
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2030	960	1,029
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/2031	1,390	1,503
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/2034	1,895	2,109
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2030	10,445	11,100
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/2034	4,390	4,880
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/2034	5,980	6,454
	Texas Municipal Gas Acquisition & Supply Corp. VI Revenue	5.000%	1/1/2036	6,985	7,475
[3]	Texas Municipal Power Agency Revenue	3.000%	9/1/2031	950	948
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2031	3,185	3,306
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/2032	2,160	2,238
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/2035	1,045	1,063
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/2038	1,200	1,205
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/2038	1,000	1,002
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2031	1,000	1,074
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	2,000	2,127
[8]	Texas Public Finance Authority Revenue	5.250%	5/1/2037	500	558
[10]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/2028	1,800	1,667
	Texas State University System Financing System Revenue	5.000%	3/15/2032	1,625	1,667
	Texas Transportation Commission GO	5.000%	10/1/2031	675	763
	Texas Transportation Commission GO	5.000%	10/1/2032	1,110	1,273
	Texas Transportation Commission GO	5.000%	10/1/2036	4,900	5,070
	Texas Transportation Commission GO	5.000%	4/1/2040	1,000	1,102
	Texas Transportation Commission GO	5.000%	4/1/2041	1,120	1,226
	Texas Transportation Commission GO	5.000%	10/1/2042	1,290	1,415
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	1,575	1,563
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/2034	1,705	1,770
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2033	1,490	1,702
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2034	2,165	2,492
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	2,000	2,291
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2035	3,470	3,967
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2036	2,000	2,273
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,400	1,489
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2039	1,000	1,110
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/2040	1,000	1,100
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/2030	1,095	1,182
	Texas Water Development Board Revenue	5.000%	10/15/2028	1,500	1,604
	Texas Water Development Board Revenue	5.000%	10/15/2031	5,795	5,803
	Texas Water Development Board Revenue	4.000%	10/15/2032	1,125	1,152
	Texas Water Development Board Revenue	5.000%	10/15/2033	2,210	2,562
	Texas Water Development Board Revenue	5.000%	8/1/2034	3,000	3,226
	Texas Water Development Board Revenue	4.000%	10/15/2034	1,305	1,336
	Texas Water Development Board Revenue	4.000%	10/15/2035	2,895	2,921
	Texas Water Development Board Revenue	5.000%	10/15/2040	1,270	1,411
	Texas Water Development Board Revenue	4.700%	10/15/2041	2,000	2,114
	Texas Water Development Board Revenue	4.000%	10/15/2044	2,000	1,951
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2032	3,760	4,283
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2032	2,070	2,202
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/2033	2,000	2,011

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2034	2,500	2,531
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2035	1,665	1,952
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	4/15/2036	1,950	2,279
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/2036	2,250	2,401
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/2039	3,045	2,780
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2042	1,410	1,550
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.500%	10/15/2043	610	629
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2043	3,535	3,617
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/2044	1,250	1,347
	Tomball TX Combination Tax GO	4.500%	2/15/2042	1,290	1,316
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/2028	1,000	1,008
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/2027	2,645	2,714
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/2030	1,635	1,714
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/2037	1,235	1,290
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/2037	625	693
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2029	1,190	1,287
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/2044	2,470	2,574
	University of Houston Texas Revenue	3.000%	2/15/2031	3,090	3,101
	University of Houston Texas Revenue	4.000%	2/15/2033	1,840	1,842
	University of Houston Texas Revenue	5.000%	2/15/2035	4,500	4,510
	University of North Texas Revenue	5.000%	4/15/2033	1,000	1,146
	University of North Texas Revenue	4.000%	4/15/2034	1,110	1,129
	University of North Texas Revenue	5.000%	4/15/2036	1,275	1,302
	University of Texas Financing System Bonds Revenue	5.000%	8/15/2040	2,625	3,093
	University of Texas Financing System Revenue	5.000%	8/15/2032	770	882
	University of Texas Financing System Revenue	5.000%	8/15/2034	1,000	1,074
	University of Texas Financing System Revenue	5.000%	8/15/2036	1,000	1,168
	University of Texas Financing System Revenue	5.000%	3/15/2039	1,205	1,343
	University of Texas Financing System Revenue	5.000%	3/15/2042	1,500	1,624
	University of Texas Financing System Revenue	5.000%	8/15/2042	1,000	1,101
	University of Texas Financing System Revenue	5.000%	3/15/2044	1,000	1,066
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2034	1,295	1,516
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2037	1,260	1,495
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2038	1,315	1,563
	University of Texas Permanent University Fund Revenue	5.000%	7/1/2039	1,125	1,338
	Waco TX Combination Tax GO	5.000%	2/1/2032	825	936
	Waco TX Combination Tax GO	5.000%	2/1/2033	1,000	1,147
	Waco TX Combination Tax GO	5.000%	2/1/2043	2,000	2,146
[21]	Waco TX Independent School District GO	4.000%	8/15/2042	915	915
[21]	Waxahachie TX Independent School District GO	5.000%	2/15/2033	1,000	1,148
[21]	Weslaco TX Independent School District GO	5.000%	2/15/2041	1,000	1,094
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/2027	1,235	1,279
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/2032	270	274
[21]	Whitehouse TX Independent School District GO	5.000%	2/15/2042	1,250	1,267
	Williamson County TX GO	5.000%	2/15/2028	2,000	2,102
	Williamson County TX GO	5.000%	2/15/2032	6,460	7,311
	Williamson County TX GO	5.000%	2/15/2039	5,795	6,551
	Williamson County TX GO	4.000%	2/15/2043	2,820	2,745
[21]	Willis TX Independent School District GO	5.000%	2/15/2040	1,015	1,128
[21]	Willis TX Independent School District GO	5.000%	2/15/2041	1,595	1,757
[21]	Willis TX Independent School District GO	5.000%	2/15/2042	1,670	1,820
[21]	Willis TX Independent School District GO	5.000%	2/15/2043	1,730	1,868
[21]	Willis TX Independent School District GO	5.000%	2/15/2045	2,705	2,882
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2037	2,000	2,308
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2038	720	828
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2039	1,125	1,287
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2040	1,170	1,322
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2041	1,520	1,699
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2042	1,500	1,657
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2043	2,340	2,551
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2044	6,830	7,363
[21]	Wimberley TX Independent School District GO	5.000%	8/15/2045	5,070	5,416
[21]	Wylie TX Independent School District GO	5.000%	2/15/2026	200	201
					874,693
Utah (0.3%)
	Central Utah Water Conservancy District Revenue	4.000%	10/1/2032	1,000	1,018
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2036	1,160	1,328

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Downtown Revitalization Public Infrastructure District UT Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2042	1,490	1,636
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/2037	1,400	1,470
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/2036	2,310	2,408
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2038	2,000	2,165
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2040	2,000	2,159
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2041	1,105	1,172
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/2042	2,500	2,636
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/2032	750	764
[6]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/2039	500	514
[6,19]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	0.000%	6/1/2043	185	137
	Nebo UT School District GO	5.000%	7/1/2028	5,000	5,307
	University of Utah Revenue	5.000%	8/1/2041	1,250	1,361
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2034	750	787
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/2035	850	890
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.180%	2/1/2029	960	961
	Utah Housing Corp. Multifamily Housing Revenue PUT	3.240%	12/1/2029	500	501
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/2054	1,000	1,104
	Utah Housing Corp. Single Family Mortgage Revenue	6.250%	7/1/2055	1,000	1,121
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/2055	980	1,095
	Utah Housing Corp. Single Family Mortgage Revenue	6.750%	7/1/2055	1,725	1,985
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,047
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,000	1,162
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	2,190	2,470
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	1,000	1,097
[6]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/2054	255	260
					38,555
Vermont (0.0%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/2038	1,000	1,165
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/2028	1,010	1,018
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/2033	1,000	999
	Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	11/1/2038	1,260	1,408
	Vermont GO	4.000%	8/15/2042	1,000	1,015
					5,605
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2026	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/2027	385	393
	Virgin Islands Transportation & Infrastructure Corp. Revenue	5.000%	9/1/2038	1,160	1,302
					1,811
Virginia (0.5%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/2031	1,000	1,081
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/2026	3,220	3,220
	Arlington County Industrial Development Authority Multifamily Housing Revenue PUT	3.100%	2/1/2027	310	310
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/2040	995	1,048
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/2032	817	805
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/2032	1,500	1,700
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,000	1,012
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/2044	1,070	1,147
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/2027	2,000	2,072
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/2030	260	260
[3]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/2037	500	558
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/2035	225	219
	Norfolk City VA GO	5.000%	9/1/2036	1,375	1,501
	Norfolk City VA GO	5.000%	9/1/2038	1,000	1,082
	Norfolk City VA GO	5.000%	9/1/2040	1,000	1,084
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/2028	2,425	2,567
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/2026	1,500	1,509
	Prince William County VA Service Authority Water & Sewer System Revenue	5.000%	7/15/2033	500	582
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/2026	1,000	1,001
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/2040	990	1,031
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2030	600	617
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/2030	1,000	1,011

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/2033	425	435
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	5,000	5,010
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	1,450	1,427
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	1,000	962
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	1,000	1,067
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/2031	4,710	4,739
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/2026	1,405	1,418
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2033	5,000	5,073
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,280	1,295
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/2035	1,750	1,778
	Virginia Housing Development Authority Commonwealth Mortgage Revenue PUT	3.125%	4/1/2027	1,235	1,235
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/2043	1,000	1,069
	Virginia Public Building Authority Revenue	5.000%	11/1/2031	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/2041	1,755	1,935
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2040	1,000	1,094
	Virginia Small Business Financing Authority Healthcare Facilities Revenue	5.000%	6/15/2042	1,000	1,069
	Virginia Small Business Financing Authority Healthcare Facilities Revenue PUT	5.000%	6/15/2035	500	562
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/2031	500	509
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/2027	385	390
					56,579
Washington (1.8%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/2026	795	811
	Energy Northwest Washington Electric Revenue	5.000%	7/1/2027	2,000	2,075
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2038	5,895	6,335
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/2040	1,000	1,075
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/2027	1,000	1,027
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2041	2,605	2,772
	Highline WA King County School District No. 401 GO	5.000%	12/1/2037	1,250	1,391
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/2038	1,230	1,123
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2026	1,815	1,855
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2041	1,250	1,389
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/2042	1,210	1,321
	King County WA GO	4.000%	12/1/2032	1,500	1,507
	King County WA Housing Authority Revenue	5.000%	1/1/2028	1,025	1,026
	King County WA Housing Authority Revenue	4.500%	1/1/2040	1,000	1,032
	King County WA Housing Authority Revenue	3.000%	6/1/2040	1,500	1,289
	King County WA Housing Authority Revenue	5.375%	7/1/2045	1,000	1,047
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/2042	1,000	1,099
	King County WA School District No. 403 Renton GO	4.000%	12/1/2040	1,000	1,005
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/2039	1,000	1,011
	King County WA Sewer Revenue	5.000%	1/1/2043	1,000	1,079
	King County WA Sewer Revenue	4.000%	1/1/2045	1,000	961
[5]	King County WA Sewer Revenue VRDO	2.500%	1/2/2026	1,580	1,580
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2026	500	510
[3]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/2034	1,195	1,371
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/2041	3,275	3,288
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/2033	2,600	2,679
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/2036	1,325	1,358
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/2043	1,650	1,787
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/2032	1,125	1,279
	Seattle WA Drain & Wastewater System Revenue	5.000%	5/1/2037	1,500	1,737
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	5.000%	12/1/2029	185	195
	Seattle WA Housing Authority Multifamily Revenue (Jackson Park Village Project)	4.000%	12/1/2032	595	605
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2037	2,485	2,887
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2038	2,310	2,661
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2041	1,550	1,725
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2042	2,200	2,421
	Seattle WA Municipal Light & Power Improvement & Refunding Revenue	5.000%	2/1/2045	1,000	1,066
	Seattle WA Water System Improvement Revenue	4.000%	8/1/2032	3,020	3,061
	Vancouver WA Housing Authority Revenue (Jens Pointe Project)	4.250%	2/1/2038	1,000	1,028
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/2027	1,000	1,036
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2037	4,045	4,631
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/2039	2,400	2,711
	Washington GO	5.000%	8/1/2027	1,500	1,560

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	4.000%	7/1/2028	5,000	5,195
	Washington GO	5.000%	2/1/2035	5,000	5,116
	Washington GO	5.000%	8/1/2035	1,000	1,033
	Washington GO	5.000%	2/1/2036	5,000	5,110
	Washington GO	5.000%	8/1/2036	2,150	2,257
	Washington GO	5.000%	2/1/2038	3,015	3,460
	Washington GO	5.000%	8/1/2038	960	1,003
	Washington GO	5.000%	2/1/2039	2,000	2,099
	Washington GO	5.000%	8/1/2039	2,000	2,199
	Washington GO	5.000%	8/1/2040	5,000	5,640
	Washington GO	5.000%	8/1/2041	1,110	1,238
	Washington GO	5.000%	8/1/2042	5,015	5,371
	Washington GO	5.000%	2/1/2043	2,955	3,209
	Washington GO	5.000%	8/1/2043	2,000	2,055
	Washington GO	5.000%	8/1/2043	1,460	1,524
	Washington GO	5.000%	2/1/2044	2,310	2,488
	Washington GO	5.000%	6/1/2044	1,000	1,046
	Washington GO	5.000%	8/1/2044	2,730	2,932
	Washington GO	5.000%	8/1/2044	5,000	5,403
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/2030	1,760	1,761
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/2032	1,750	1,860
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/2032	1,000	1,034
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/2041	1,000	955
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/2033	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2033	6,985	7,345
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/2035	4,065	4,606
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/2045	1,935	1,801
	Washington Health Care Facilities Authority Revenue (Seattle Children's Hospital)	5.000%	10/1/2036	5,565	6,274
	Washington Higher Education Facilities Authority Revenue (Gonzaga University)	4.000%	4/1/2047	1,475	1,333
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/2035	1,000	985
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/2034	725	705
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2030	925	948
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/2031	5,025	5,185
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/2034	290	279
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/2037	855	906
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/2030	5,000	5,158
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	500	511
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/2035	6,600	6,419
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/2037	1,957	1,852
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.079%	11/20/2041	2,866	2,757
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.079%	11/20/2041	997	946
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.221%	3/1/2050	1,736	1,702
[6]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/2033	740	797
[6,8]	Washington State Housing Finance Commission Nonprofit Revenue (Blakeley & Laurel Villages Portfolio)	5.000%	7/1/2038	1,500	1,602
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.375%	1/1/2033	500	502
	Washington State Housing Finance Commission Nonprofit Revenue (Horizon House Project)	4.500%	1/1/2034	1,195	1,199
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2033	2,545	2,741
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/2038	2,015	2,134
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/2044	2,000	2,073
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/2028	1,580	1,679
	Washington State University Revenue	5.000%	4/1/2033	1,110	1,274
					201,987
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/2033	1,170	1,210
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	1,355	1,361
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.700%	6/1/2028	1,000	1,018

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/2028	500	506
	West Virginia GO	5.000%	12/1/2035	1,000	1,049
	West Virginia GO	5.000%	6/1/2036	1,000	1,047
	West Virginia GO	5.000%	6/1/2038	2,500	2,649
	West Virginia GO	5.000%	12/1/2043	3,920	4,063
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/2037	1,315	1,348
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/2039	1,300	1,418
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/2029	865	873
	West Virginia Hospital Finance Authority Revenue	5.000%	6/1/2037	575	640
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/2043	1,000	1,076
	West Virginia Hospital Finance Authority Revenue	5.250%	6/1/2044	1,385	1,465
	West Virginia Hospital Finance Authority Revenue PUT	5.000%	6/1/2033	1,000	1,102
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/2033	845	890
					21,715
Wisconsin (1.0%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/2027	2,000	2,083
	Madison WI Metropolitan School District GO	5.000%	3/1/2036	1,200	1,373
	Milwaukee WI GO	5.000%	4/1/2026	1,935	1,945
[8]	Milwaukee WI GO	5.000%	4/1/2027	1,000	1,029
[3]	Milwaukee WI GO	5.000%	12/1/2037	3,695	4,127
	New Richmond WI School District GO	5.000%	4/1/2032	325	366
	Oshkosh WI GO	4.250%	6/1/2041	1,000	1,026
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/2035	300	311
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/2028	1,000	1,061
	Public Finance Authority Revenue PUT	4.000%	7/1/2026	1,750	1,751
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/2039	200	212
[6]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/2036	678	672
[6]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/2039	155	146
[6]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/2045	250	228
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/2032	360	366
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	1,000	1,001
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	1,160	1,186
[8]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/2034	1,000	1,115
[6]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/2044	500	505
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2035	325	355
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/2042	750	774
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/2030	670	714
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/2030	1,415	1,460
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/2034	650	692
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2030	55	57
	Public Finance Authority Student Housing Facilities Revenue (Campus Real Estate Holding Corp. LLC Project)	5.000%	6/1/2035	90	97
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/2036	425	466
[6]	Public Finance Authority WI Education Revenue (Springs Campus Project)	4.000%	7/15/2033	110	110
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/2033	1,405	1,480
[6]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	1,000	1,016
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/2027	2,401	2,405
[8]	Racine WI Unified School District GO	5.000%	4/1/2039	1,600	1,738
	Racine WI Unified School District Revenue	4.000%	4/1/2030	2,510	2,576
	Sheboygan WI Area School District GO	3.000%	3/1/2041	1,000	898
[3]	Sparta WI Area School District GO	3.000%	3/1/2041	800	705
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/2031	500	550
[5]	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	2.550%	1/2/2026	2,600	2,600
	Waunakee WI Community School District GO	3.250%	4/1/2028	4,000	4,001
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/2034	1,250	919
[3]	Wisconsin Center District Tax Revenue	0.000%	12/15/2039	1,250	724
	Wisconsin GO	5.000%	5/1/2026	1,945	1,961
	Wisconsin GO	5.000%	5/1/2027	1,205	1,245
	Wisconsin GO	5.000%	5/1/2036	1,985	2,263
	Wisconsin GO	5.000%	5/1/2036	1,300	1,522
[6]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/2026	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/2035	5,000	5,026
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/2038	2,245	2,270
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/2039	1,415	1,503
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/2029	1,000	1,070

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/2034	1,250	1,377
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/2026	1,100	1,111
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/2026	1,005	1,017
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/2031	1,065	1,094
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/2034	1,540	1,543
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/2036	2,265	2,276
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/2038	1,410	1,532
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2037	600	665
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/2041	1,875	2,018
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/2031	1,010	1,023
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/2042	1,000	1,068
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2030	500	546
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2034	1,000	1,135
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.000%	8/15/2037	1,000	1,116
	Wisconsin Health & Educational Facilities Authority Revenue (Hospital Sisters Credit Group)	5.250%	8/15/2044	1,620	1,725
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/2032	1,000	1,105
[13]	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2027	1,055	1,090
[13]	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2033	4,985	5,590
[13]	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.)	5.000%	12/1/2039	4,730	5,199
[13]	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2031	5,280	5,719
[13]	Wisconsin Health & Educational Facilities Authority Revenue (Mercy Health Corp.) PUT	5.000%	12/1/2033	5,335	5,869
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/2029	775	780
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/2039	1,595	1,579
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/2039	1,450	1,452
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	975	1,057
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/2055	495	541
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/2026	615	615
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/2026	1,000	1,010
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/2032	740	760
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/2030	1,085	1,094
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/2039	1,000	996
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2034	390	398
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2035	285	290
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/2036	435	439
					117,529
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/2029	130	134
	Lincoln County WY Pollution Control Revenue (ExxonMobile Project) VRDO	2.520%	1/2/2026	4,700	4,700
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/2053	155	164

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/2027	1,000	1,024
					6,022
Total Tax-Exempt Municipal Bonds (Cost $6,427,018)					6,480,224
Total Investments (99.6%) (Cost $7,484,968)					11,478,237
Other Assets and Liabilities—Net (0.4%)					45,336
Net Assets (100%)					11,523,573
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $136,124, representing 1.2% of net assets.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Securities with a value of $467 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
21	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	129	26,934	(20)
5-Year U.S. Treasury Note	March 2026	152	16,614	(25)
E-mini S&P 500 Index	March 2026	1,531	527,621	227
				182

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	41	(4.320)	—	(1)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $7,467,675)	11,460,585
Affiliated Issuers (Cost $17,293)	17,652
Total Investments in Securities	11,478,237
Investment in Vanguard	273
Cash	159
Foreign Currency, at Value (Cost $2)	2
Cash Collateral Pledged—Futures Contracts	34,090
Receivables for Investment Securities Sold	1
Receivables for Accrued Income	74,018
Receivables for Capital Shares Issued	7,252
Total Assets	11,594,032
Liabilities
Payables for Investment Securities Purchased	63,659
Payables for Capital Shares Redeemed	2,382
Payables to Vanguard	455
Variation Margin Payable—Futures Contracts	3,962
Unrealized Depreciation—Over-the-Counter Swap Contracts	1
Total Liabilities	70,459
Net Assets	11,523,573
At December 31, 2025, net assets consisted of:

Paid-in Capital	7,578,031
Total Distributable Earnings (Loss)	3,945,542
Net Assets	11,523,573

Net Assets
Applicable to 234,100,759 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,523,573
Net Asset Value Per Share	$49.22
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1,2]	56,791
Interest	197,727
Total Income	254,518
Expenses
The Vanguard Group—Note B
Investment Advisory Services	210
Management and Administrative	8,902
Marketing and Distribution	429
Custodian Fees	26
Auditing Fees	30
Shareholders' Reports and Proxy Fees	63
Trustees’ Fees and Expenses	6
Other Expenses	17
Total Expenses	9,683
Net Investment Income	244,835
Realized Net Gain (Loss)
Investment Securities Sold[1,3]	535,742
Futures Contracts	13,147
Swap Contracts	(1)
Foreign Currencies	—
Realized Net Gain (Loss)	548,888
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	367,863
Futures Contracts	3,877
Swap Contracts	(1)
Foreign Currencies	—
Change in Unrealized Appreciation (Depreciation)	371,739
Net Increase (Decrease) in Net Assets Resulting from Operations	1,165,462
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $930, ($1,165), and $504, respectively. Purchases and sales were $49,623 and $75,023, respectively.
2	Dividends are net of foreign withholding taxes of $3.
3	Includes $473,954 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	244,835	212,995
Realized Net Gain (Loss)	548,888	90,748
Change in Unrealized Appreciation (Depreciation)	371,739	808,104
Net Increase (Decrease) in Net Assets Resulting from Operations	1,165,462	1,111,847
Distributions
Total Distributions	(243,110)	(211,807)
Capital Share Transactions
Issued	1,464,881	981,081
Issued in Lieu of Cash Distributions	196,429	172,825
Redeemed	(1,415,761)	(717,239)
Net Increase (Decrease) from Capital Share Transactions	245,549	436,667
Total Increase (Decrease)	1,167,901	1,336,707
Net Assets
Beginning of Period	10,355,672	9,018,965
End of Period	11,523,573	10,355,672
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.23	$41.19	$36.39	$42.43	$38.06
Investment Operations
Net Investment Income[1]	1.060	.951	.808	.673	.620
Net Realized and Unrealized Gain (Loss) on Investments	3.982	4.032	4.790	(6.040)	4.335
Total from Investment Operations	5.042	4.983	5.598	(5.367)	4.955
Distributions
Dividends from Net Investment Income[2]	(1.052)	(.943)	(.798)	(.673)	(.585)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.052)	(.943)	(.798)	(.673)	(.585)
Net Asset Value, End of Period	$49.22	$45.23	$41.19	$36.39	$42.43
Total Return[3]	11.28%	12.17%	15.53%	-12.66%	13.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,524	$10,356	$9,019	$7,729	$8,816
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[4]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.18%	2.09%	1.78%	1.53%
Portfolio Turnover Rate	15%[5]	20%	23%	22%[5]	6%[5]
1	Calculated based on average shares outstanding.
2	For tax purposes, nontaxable dividends represent 78%, 74%, 68%, 63%, and 63% of dividends from net investment income.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Tax-Managed Balanced Fund
During the year ended December 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $273,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,998,013	—	—	4,998,013
Tax-Exempt Municipal Bonds	—	6,480,224	—	6,480,224
Total	4,998,013	6,480,224	—	11,478,237

Derivative Financial Instruments
Assets
Futures Contracts[1]	227	—	—	227
Liabilities
Futures Contracts[1]	(45)	—	—	(45)
Swap Contracts	—	(1)	—	(1)
Total	(45)	(1)	—	(46)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	227	—	227
Total Assets	227	—	227

Unrealized Depreciation—Futures Contracts[1]	—	(45)	(45)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(1)	—	(1)
Total Liabilities	(1)	(45)	(46)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Futures Contracts	13,897	(750)	13,147
Swap Contracts	(1)	—	(1)
Realized Net Gain (Loss) on Derivatives	13,896	(750)	13,146

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,922	(45)	3,877
Swap Contracts	(1)	—	(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,921	(45)	3,876
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	473,954
Total Distributable Earnings (Loss)	(473,954)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized

Tax-Managed Balanced Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	1,940
Undistributed Ordinary Income	968
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,994,677
Capital Loss Carryforwards	(52,043)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,945,542
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	188,921	156,367
Ordinary Income*	54,189	55,440
Long-Term Capital Gains	—	—
Total	243,110	211,807
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,483,560
Gross Unrealized Appreciation	4,046,128
Gross Unrealized Depreciation	(51,451)
Net Unrealized Appreciation (Depreciation)	3,994,677
F.  During the year ended December 31, 2025, the fund purchased $1,937,697,000 of investment securities and sold $1,526,116,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $517,236,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $22,714,000 and sales were $127,235,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	30,899	22,496
Issued in Lieu of Cash Distributions	4,180	3,905
Redeemed	(29,915)	(16,422)
Net Increase (Decrease) in Shares Outstanding	5,164	9,979
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Tax-Managed Balanced Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Managed Balanced Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 93.9%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $52,393,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The Tax-Managed Balanced Fund designates 78% of its income dividends as exempt-interest dividends.
The fund hereby designates $1,572,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
QA0660 022026

Financial Statements
For the year ended December 31, 2025
Vanguard Tax-Managed Small-Cap Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	20
Tax information	21

Tax-Managed Small-Cap Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.0%)
*	Lumen Technologies Inc.	6,350,139	49,340
*	Madison Square Garden Sports Corp.	110,192	28,501
	Telephone & Data Systems Inc.	654,674	26,842
*	Cargurus Inc. Class A	565,241	21,677
	TEGNA Inc.	1,073,656	20,840
*	IAC Inc.	444,929	17,397
	Cinemark Holdings Inc.	682,213	15,855
*	Yelp Inc. Class A	436,545	13,267
*	TripAdvisor Inc.	758,932	11,050
	Iridium Communications Inc.	587,219	10,206
*	Ziff Davis Inc.	249,335	8,764
	John Wiley & Sons Inc. Class A	277,872	8,511
	Uniti Group Inc.	1,114,282	7,811
	Cogent Communications Holdings Inc.	358,258	7,724
*	DoubleVerify Holdings Inc.	546,196	6,248
*	QuinStreet Inc.	374,032	5,375
*	Cars.com Inc.	364,735	4,450
	Scholastic Corp.	145,808	4,320
*	Angi Inc. Class A	282,151	3,648
	Shutterstock Inc.	151,333	2,890
	Cable One Inc.	22,497	2,539
	Shenandoah Telecommunications Co.	159,603	1,845
			279,100
Consumer Discretionary (13.3%)
	LKQ Corp.	1,418,867	42,850
*	Brinker International Inc.	290,150	41,642
	Installed Building Products Inc.	152,850	39,648
*	Etsy Inc.	687,199	38,098
*	CarMax Inc.	957,809	37,010
*	Boot Barn Holdings Inc.	202,412	35,720
	Meritage Homes Corp.	510,092	33,564
	Group 1 Automotive Inc.	82,942	32,621
*	Caesars Entertainment Inc.	1,353,271	31,653
*	Cavco Industries Inc.	52,881	31,239
*	Champion Homes Inc.	364,777	30,824
*	Asbury Automotive Group Inc.	131,203	30,509
	American Eagle Outfitters Inc.	1,123,433	29,625
*	Frontdoor Inc.	485,789	28,025
*	Victoria's Secret & Co.	516,616	27,985
*	Urban Outfitters Inc.	371,610	27,967
*	Mohawk Industries Inc.	251,027	27,437
	Patrick Industries Inc.	230,181	24,959
*	Adtalem Global Education Inc.	238,947	24,724
	Signet Jewelers Ltd.	287,222	23,805
*	M/I Homes Inc.	183,326	23,457
*	Dorman Products Inc.	179,597	22,125
	Academy Sports & Outdoors Inc.	441,071	22,036
*	Shake Shack Inc. Class A	266,313	21,617
	Kontoor Brands Inc.	329,797	20,147
	Dana Inc.	840,632	19,973
	LCI Industries	163,944	19,893
	Steven Madden Ltd.	474,680	19,766
*	Stride Inc.	283,496	18,407
*	Tri Pointe Homes Inc.	583,646	18,367
	Phinia Inc.	268,773	16,849
	Red Rock Resorts Inc. Class A	262,977	16,291
	Cheesecake Factory Inc.	311,672	15,733
	Advance Auto Parts Inc.	387,441	15,226
	Kohl's Corp.	723,319	14,763
1

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Penn Entertainment Inc.	997,614	14,715
	Acushnet Holdings Corp.	176,034	14,051
	Strategic Education Inc.	159,307	12,776
*	National Vision Holdings Inc.	483,261	12,478
	Perdoceo Education Corp.	418,436	12,273
*	Green Brick Partners Inc.	194,980	12,217
	Century Communities Inc.	202,697	12,030
*	Topgolf Callaway Brands Corp.	955,909	11,155
*	Adient plc	565,784	10,846
*	Sonos Inc.	588,866	10,341
	La-Z-Boy Inc.	272,482	10,155
	Wendy's Co.	1,193,175	9,939
	Wolverine World Wide Inc.	522,871	9,490
	Leggett & Platt Inc.	857,424	9,432
*	Sally Beauty Holdings Inc.	621,945	8,869
	Buckle Inc.	158,482	8,466
	Newell Brands Inc.	2,197,787	8,176
	Papa John's International Inc.	211,405	8,137
	Monarch Casino & Resort Inc.	82,302	7,876
	Winnebago Industries Inc.	190,286	7,710
	G-III Apparel Group Ltd.	256,555	7,430
*	XPEL Inc.	148,055	7,389
*	LGI Homes Inc.	152,763	6,563
*	Gentherm Inc.	178,650	6,498
	Upbound Group Inc.	362,632	6,368
*	Under Armour Inc. Class A	1,268,612	6,305
	Sonic Automotive Inc. Class A	98,153	6,072
	Marriott Vacations Worldwide Corp.	104,122	6,007
*	BJ's Restaurants Inc.	150,823	5,942
*	American Axle & Manufacturing Holdings Inc.	847,779	5,434
	Matthews International Corp. Class A	205,256	5,361
	Carter's Inc.	157,016	5,092
*	Pursuit Attractions & Hospitality Inc.	139,259	4,690
	Standard Motor Products Inc.	125,204	4,614
	Oxford Industries Inc.	111,330	3,808
	Bloomin' Brands Inc.	596,744	3,682
	Guess? Inc.	217,586	3,645
	Golden Entertainment Inc.	133,385	3,627
*	Dave & Buster's Entertainment Inc.	209,896	3,402
	Monro Inc.	169,721	3,401
*	MarineMax Inc.	135,061	3,273
	Ethan Allen Interiors Inc.	136,504	3,118
*	Sabre Corp.	1,499,550	2,039
*	Fox Factory Holding Corp.	115,817	1,982
*	Dream Finders Homes Inc. Class A	115,157	1,969
	Cracker Barrel Old Country Store Inc.	77,108	1,959
*	Mister Car Wash Inc.	53,317	296
			1,255,653
Consumer Staples (2.4%)
	Cal-Maine Foods Inc.	294,283	23,416
	PriceSmart Inc.	161,063	19,758
	WD-40 Co.	93,241	18,359
*	Freshpet Inc.	296,168	18,046
*	Chefs' Warehouse Inc.	238,062	14,838
*	United Natural Foods Inc.	401,172	13,507
*	Simply Good Foods Co.	573,318	11,512
	Andersons Inc.	216,199	11,495
*	Central Garden & Pet Co. Class A	368,480	10,756
	J & J Snack Foods Corp.	117,408	10,610
	Interparfums Inc.	123,871	10,508
	Energizer Holdings Inc.	434,118	8,635
	Universal Corp.	161,699	8,530
	Fresh Del Monte Produce Inc.	215,228	7,669
*	Grocery Outlet Holding Corp.	662,074	6,687
*	Vital Farms Inc.	208,357	6,655
*	TreeHouse Foods Inc.	230,972	5,449
*	National Beverage Corp.	154,567	4,929
	John B Sanfilippo & Son Inc.	62,769	4,431
	Reynolds Consumer Products Inc.	189,375	4,340
2

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Tootsie Roll Industries Inc.	116,136	4,254
*	Central Garden & Pet Co.	46,960	1,510
			225,894
Energy (4.4%)
	Archrock Inc.	1,160,381	30,193
	Core Natural Resources Inc.	328,885	29,110
	Magnolia Oil & Gas Corp. Class A	1,236,456	27,066
	Peabody Energy Corp.	779,466	23,150
	Noble Corp. plc	794,099	22,425
	California Resources Corp.	463,747	20,734
	Cactus Inc. Class A	441,292	20,158
	Helmerich & Payne Inc.	663,466	19,028
	Liberty Energy Inc. Class A	993,586	18,342
	Kodiak Gas Services Inc.	456,470	17,072
*	Oceaneering International Inc.	702,934	16,892
	Patterson-UTI Energy Inc.	2,439,784	14,907
	SM Energy Co.	778,033	14,549
	Northern Oil & Gas Inc.	657,474	14,116
*	Comstock Resources Inc.	590,975	13,699
	International Seaways Inc.	262,202	12,730
*	Par Pacific Holdings Inc.	346,626	12,180
*	Tidewater Inc.	241,068	12,176
	Crescent Energy Co. Class A	1,181,778	9,915
*	Talos Energy Inc.	770,662	8,493
	World Kinect Corp.	348,529	8,166
	Kinetik Holdings Inc. Class A	201,259	7,255
*	REX American Resources Corp.	198,312	6,410
*	CVR Energy Inc.	242,548	6,170
	Dorian LPG Ltd.	244,190	5,944
*	Helix Energy Solutions Group Inc.	943,032	5,913
*	Bristow Group Inc. Class A	160,749	5,887
*	Innovex International Inc.	231,138	5,055
	Core Laboratories Inc.	266,099	4,266
	RPC Inc.	582,427	3,168
	Atlas Energy Solutions Inc.	235,919	2,222
			417,391
Financials (18.7%)
	Lincoln National Corp.	1,123,728	50,040
	Jackson Financial Inc. Class A	412,293	43,971
	MarketAxess Holdings Inc.	236,057	42,785
	Piper Sandler Cos.	109,591	37,229
	Ameris Bancorp	468,400	34,788
	Radian Group Inc.	949,916	34,187
	Moelis & Co. Class A	464,092	31,902
*	Axos Financial Inc.	369,440	31,831
	Atlantic Union Bankshares Corp.	890,813	31,446
	Assured Guaranty Ltd.	329,115	29,578
	StepStone Group Inc. Class A	443,206	28,441
*	Enova International Inc.	177,819	27,953
*	StoneX Group Inc.	288,126	27,409
*	Genworth Financial Inc. Class A	2,859,784	25,824
	ServisFirst Bancshares Inc.	357,464	25,662
	PJT Partners Inc. Class A	150,465	25,158
	HA Sustainable Infrastructure Capital Inc.	796,113	25,022
	First Bancorp	1,182,601	24,515
	BankUnited Inc.	536,840	23,927
	Cathay General Bancorp	487,382	23,584
	Bread Financial Holdings Inc.	317,591	23,511
	United Community Banks Inc.	753,035	23,510
	Fulton Financial Corp.	1,196,367	23,126
*	Palomar Holdings Inc.	171,305	23,085
	First Hawaiian Inc.	862,891	21,831
*	NMI Holdings Inc. Class A	534,341	21,796
*	Bancorp Inc.	322,056	21,745
	BGC Group Inc. Class A	2,431,199	21,711
	Blackstone Mortgage Trust Inc. Class A	1,114,667	21,324
	Independent Bank Corp.	286,871	20,965
	Renasant Corp.	590,229	20,788
	WSFS Financial Corp.	372,600	20,582
3

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	First Interstate BancSystem Inc. Class A	587,612	20,331
	Western Union Co.	2,074,964	19,318
*	NCR Atleos Corp.	495,752	18,893
	Community Financial System Inc.	328,057	18,844
	Virtu Financial Inc. Class A	542,562	18,078
	Artisan Partners Asset Management Inc. Class A	427,839	17,430
	WaFd Inc.	538,891	17,261
	Mercury General Corp.	179,041	16,841
	Banc of California Inc.	872,895	16,838
	Bank of Hawaii Corp.	244,440	16,712
	Seacoast Banking Corp. of Florida	524,962	16,494
	Simmons First National Corp. Class A	874,266	16,480
	Victory Capital Holdings Inc. Class A	258,374	16,301
	Trustmark Corp.	410,870	16,003
	Provident Financial Services Inc.	796,036	15,722
*	Customers Bancorp Inc.	213,887	15,639
	Park National Corp.	99,956	15,211
	CVB Financial Corp.	802,485	14,926
	First Bancorp (XNGS)	287,867	14,621
	Banner Corp.	231,628	14,514
	FB Financial Corp.	256,788	14,329
	First Financial Bancorp	566,421	14,172
	OFG Bancorp	341,834	14,008
	NBT Bancorp Inc.	332,798	13,818
	BancFirst Corp.	129,051	13,682
	Stewart Information Services Corp.	194,263	13,649
	Walker & Dunlop Inc.	225,131	13,542
*	SiriusPoint Ltd.	614,359	13,448
	Beacon Financial Corp.	498,512	13,146
	EVERTEC Inc.	442,134	12,862
	City Holding Co.	107,567	12,822
	Goosehead Insurance Inc. Class A	171,738	12,648
	Pathward Financial Inc.	175,236	12,442
	Horace Mann Educators Corp.	262,452	12,120
	First Commonwealth Financial Corp.	717,767	12,102
	HCI Group Inc.	58,423	11,199
	ARMOUR Residential REIT Inc.	614,263	10,866
	Cohen & Steers Inc.	169,012	10,611
*	Triumph Financial Inc.	163,065	10,213
*	Payoneer Global Inc.	1,809,583	10,170
	S&T Bancorp Inc.	257,608	10,137
	National Bank Holdings Corp. Class A	262,693	9,985
	WisdomTree Inc.	799,496	9,746
	Stellar Bancorp Inc.	307,763	9,522
	Northwest Bancshares Inc.	776,352	9,316
	Hilltop Holdings Inc.	269,508	9,147
	Acadian Asset Management Inc.	192,766	9,060
*	Encore Capital Group Inc.	162,945	8,856
	Lakeland Financial Corp.	154,671	8,826
	Apollo Commercial Real Estate Finance Inc.	900,658	8,718
*	Donnelley Financial Solutions Inc.	174,770	8,160
	Preferred Bank	86,057	8,126
	Employers Holdings Inc.	184,697	7,973
	Westamerica Bancorp	162,776	7,786
	PROG Holdings Inc.	262,745	7,748
	PennyMac Mortgage Investment Trust	592,804	7,440
	Safety Insurance Group Inc.	93,968	7,321
	Ellington Financial Inc.	537,769	7,303
	Dime Community Bancshares Inc.	242,164	7,287
	Hope Bancorp Inc.	656,643	7,197
*	EZCORP Inc. Class A	357,957	6,951
	Virtus Investment Partners Inc.	42,350	6,909
	Enact Holdings Inc.	164,569	6,523
*	Sezzle Inc.	91,785	5,826
	Redwood Trust Inc.	1,039,786	5,750
	Central Pacific Financial Corp.	171,586	5,347
	Southside Bancshares Inc.	175,617	5,337
*	Trupanion Inc.	142,056	5,309
	Tompkins Financial Corp.	71,584	5,191
	Navient Corp.	374,090	4,863
4

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	PRA Group Inc.	269,653	4,770
	United Fire Group Inc.	130,650	4,749
	Franklin BSP Realty Trust Inc.	471,631	4,730
	Adamas Trust Inc.	634,660	4,633
	Two Harbors Investment Corp.	432,917	4,546
*	ProAssurance Corp.	185,544	4,483
	Hanmi Financial Corp.	163,938	4,431
	TrustCo Bank Corp.	105,520	4,361
	Heritage Financial Corp.	149,298	3,531
	Arbor Realty Trust Inc.	426,883	3,313
*	World Acceptance Corp.	23,471	3,295
	Capitol Federal Financial Inc.	358,334	2,440
	KKR Real Estate Finance Trust Inc.	266,888	2,194
	Eagle Bancorp Inc.	96,801	2,073
	AMERISAFE Inc.	26,235	1,008
			1,759,749
Health Care (12.1%)
*	Arrowhead Pharmaceuticals Inc.	900,529	59,786
*	Glaukos Corp.	373,062	42,122
*	Krystal Biotech Inc.	164,144	40,468
*	PTC Therapeutics Inc.	511,087	38,822
	Teleflex Inc.	292,869	35,742
*	Merit Medical Systems Inc.	397,984	35,078
*	Protagonist Therapeutics Inc.	400,021	34,938
*	RadNet Inc.	441,035	31,468
*	Alkermes plc	1,075,769	30,100
*	ADMA Biologics Inc.	1,565,647	28,557
*	Indivior plc	751,723	26,972
*	TransMedics Group Inc.	215,800	26,252
*	TG Therapeutics Inc.	879,130	26,207
*	BrightSpring Health Services Inc.	667,980	25,016
*	Ligand Pharmaceuticals Inc.	125,112	23,655
*	Waystar Holding Corp.	704,514	23,073
*	ICU Medical Inc.	161,143	22,990
*	ACADIA Pharmaceuticals Inc.	812,021	21,689
*	Corcept Therapeutics Inc.	615,785	21,429
*	Veracyte Inc.	508,317	21,400
*	Prestige Consumer Healthcare Inc.	335,088	20,672
*	Supernus Pharmaceuticals Inc.	375,471	18,661
*	Integer Holdings Corp.	235,014	18,432
*	Catalyst Pharmaceuticals Inc.	746,249	17,418
*	Privia Health Group Inc.	699,681	16,589
*	Inspire Medical Systems Inc.	161,804	14,923
	Concentra Group Holdings Parent Inc.	726,934	14,306
*	Sarepta Therapeutics Inc.	660,628	14,217
*	QuidelOrtho Corp.	459,180	13,114
*	Progyny Inc.	505,624	12,984
*	Dynavax Technologies Corp.	831,766	12,793
*	Addus HomeCare Corp.	118,535	12,730
*	CorVel Corp.	184,886	12,511
*	Artivion Inc.	256,182	11,685
*	Pediatrix Medical Group Inc.	542,433	11,603
*	Arcus Biosciences Inc.	483,501	11,522
	LeMaitre Vascular Inc.	139,597	11,321
*	Vericel Corp.	312,865	11,266
*	UFP Technologies Inc.	50,228	11,152
	Select Medical Holdings Corp.	739,065	10,975
*	NeoGenomics Inc.	912,240	10,728
	National HealthCare Corp.	78,191	10,719
*	Omnicell Inc.	235,201	10,655
	Perrigo Co. plc	764,737	10,645
*	Neogen Corp.	1,520,568	10,629
*	Fortrea Holdings Inc.	611,849	10,554
*	Collegium Pharmaceutical Inc.	224,654	10,402
*	Azenta Inc.	311,095	10,347
*	Tandem Diabetes Care Inc.	454,971	10,000
*	Harmony Biosciences Holdings Inc.	250,884	9,388
*	Enovis Corp.	341,703	9,103
*	Acadia Healthcare Co. Inc.	638,692	9,063
5

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	ANI Pharmaceuticals Inc.	113,708	8,976
	CONMED Corp.	213,181	8,655
*	Innoviva Inc.	403,080	8,058
	US Physical Therapy Inc.	101,104	7,895
*	Xencor Inc.	479,022	7,334
*	BioLife Solutions Inc.	298,958	7,229
*	Amphastar Pharmaceuticals Inc.	269,433	7,215
*	STAAR Surgical Co.	312,373	7,213
*	Astrana Health Inc.	255,754	6,345
	Organon & Co.	880,749	6,315
*	Schrodinger Inc.	352,205	6,297
*	AdaptHealth Corp. Class A	532,202	5,301
	Phibro Animal Health Corp. Class A	132,439	4,948
*	Pacira BioSciences Inc.	186,779	4,834
*	AMN Healthcare Services Inc.	293,098	4,619
*	Myriad Genetics Inc.	665,149	4,091
	HealthStream Inc.	158,901	3,666
*	Certara Inc.	399,921	3,523
	Embecta Corp.	284,727	3,383
*	Integra LifeSciences Holdings Corp.	238,625	2,964
*	Cytek Biosciences Inc.	504,213	2,546
*	Vir Biotechnology Inc.	320,354	1,932
*	Avanos Medical Inc.	169,844	1,907
			1,142,117
Industrials (17.1%)
	Armstrong World Industries Inc.	277,977	53,121
	JBT Marel Corp.	319,596	48,154
	Moog Inc. Class A	189,931	46,258
	Federal Signal Corp.	406,322	44,123
	Air Lease Corp. Class A	681,765	43,790
	Zurn Elkay Water Solutions Corp.	900,775	41,877
	Primoris Services Corp.	308,734	38,326
*	Casella Waste Systems Inc. Class A	357,767	35,040
	Arcosa Inc.	324,312	34,481
*	Resideo Technologies Inc.	974,019	34,208
	ESCO Technologies Inc.	170,775	33,368
*	Gates Industrial Corp. plc	1,515,943	32,547
	CSW Industrials Inc.	108,364	31,808
	Granite Construction Inc.	264,868	30,553
	Enpro Inc.	142,255	30,461
*	Amentum Holdings Inc.	996,603	28,902
*	Everus Construction Group Inc.	332,471	28,446
*	Sunrun Inc.	1,509,271	27,771
*	SkyWest Inc.	270,691	27,180
	Matson Inc.	215,299	26,600
	Franklin Electric Co. Inc.	277,905	26,548
*	Mercury Systems Inc.	330,758	24,149
	Mueller Water Products Inc. Class A	1,005,971	23,962
*	Verra Mobility Corp. Class A	1,068,849	23,953
	Korn Ferry	355,974	23,501
	Brady Corp. Class A	298,729	23,411
*	MYR Group Inc.	103,352	22,582
	Rush Enterprises Inc. Class A	391,879	21,138
	AZZ Inc.	194,532	20,850
*	AAR Corp.	251,827	20,849
*	OPENLANE Inc.	692,264	20,616
	Powell Industries Inc.	63,749	20,322
	WillScot Holdings Corp.	1,059,025	19,941
	Griffon Corp.	268,856	19,801
	UniFirst Corp.	97,695	18,845
	Boise Cascade Co.	248,430	18,285
	Standex International Corp.	83,396	18,120
	Hub Group Inc. Class A	417,575	17,793
	ABM Industries Inc.	409,591	17,326
*	Upwork Inc.	866,805	17,180
*	Hayward Holdings Inc.	1,058,216	16,349
*	Vicor Corp.	148,113	16,233
	Kadant Inc.	54,639	15,573
*	GEO Group Inc.	916,550	14,775
6

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Hillenbrand Inc.	446,695	14,169
	CSG Systems International Inc.	184,304	14,134
	Enerpac Tool Group Corp. Class A	368,205	14,080
	Robert Half Inc.	514,143	13,964
	Trinity Industries Inc.	524,842	13,877
*	CoreCivic Inc.	722,294	13,803
	HNI Corp.	326,199	13,713
*	DNOW Inc.	1,008,292	13,360
*	RXO Inc.	1,051,178	13,287
	Kennametal Inc.	459,342	13,050
	Werner Enterprises Inc.	403,102	12,097
	Alamo Group Inc.	71,597	12,019
	ArcBest Corp.	156,119	11,583
	Pitney Bowes Inc.	1,026,368	10,849
	Interface Inc. Class A	377,005	10,526
	Albany International Corp. Class A	204,509	10,369
	Worthington Enterprises Inc.	199,913	10,310
*	Gibraltar Industries Inc.	203,668	10,069
	Greenbrier Cos. Inc.	214,811	10,040
*	Enviri Corp.	549,849	9,853
	ManpowerGroup Inc.	329,508	9,796
*	JetBlue Airways Corp.	2,085,937	9,491
	Tennant Co.	126,911	9,353
*	Masterbrand Inc.	840,974	9,284
*	Healthcare Services Group Inc.	472,243	9,029
	MillerKnoll Inc.	485,474	8,875
*	DXP Enterprises Inc.	80,042	8,788
	Lindsay Corp.	74,254	8,752
*	Allegiant Travel Co.	94,089	8,023
	Schneider National Inc. Class B	300,036	7,960
*	Proto Labs Inc.	155,606	7,872
	Insperity Inc.	183,520	7,106
	Astec Industries Inc.	141,470	6,129
	Apogee Enterprises Inc.	154,830	5,637
*	American Woodmark Corp.	100,937	5,441
	Deluxe Corp.	220,055	4,914
*	Liquidity Services Inc.	153,557	4,654
	Marten Transport Ltd.	384,564	4,376
*	Hertz Global Holdings Inc.	822,506	4,228
	Insteel Industries Inc.	124,635	3,947
*	Forward Air Corp.	154,531	3,863
	Quanex Building Products Corp.	241,310	3,711
	Vestis Corp.	501,512	3,345
	National Presto Industries Inc.	29,959	3,198
*	Titan International Inc.	322,110	2,522
	Heartland Express Inc.	250,579	2,263
*	Sun Country Airlines Holdings Inc.	57,614	829
			1,607,654
Information Technology (14.0%)
*	Sanmina Corp.	358,805	53,846
	InterDigital Inc.	168,351	53,600
	Advanced Energy Industries Inc.	251,942	52,749
*	SiTime Corp.	136,011	48,038
*	TTM Technologies Inc.	668,063	46,096
*	Semtech Corp.	561,810	41,400
*	Qorvo Inc.	473,634	40,027
	Ralliant Corp.	728,313	37,078
*	Mirion Technologies Inc. Class A	1,498,059	35,085
	Badger Meter Inc.	195,183	34,042
*	ACI Worldwide Inc.	688,532	32,919
*	FormFactor Inc.	526,276	29,356
*	Viasat Inc.	839,203	28,919
*	Impinj Inc.	165,002	28,712
*	Box Inc. Class A	933,226	27,913
*	Itron Inc.	298,362	27,706
*	Q2 Holdings Inc.	379,725	27,401
*	Plexus Corp.	182,805	26,872
*	Enphase Energy Inc.	835,527	26,779
*	OSI Systems Inc.	104,015	26,530
7

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Viavi Solutions Inc.	1,427,207	25,433
*	SPS Commerce Inc.	257,583	22,958
*	MARA Holdings Inc.	2,418,796	21,721
	Clear Secure Inc. Class A	606,651	21,281
*	DigitalOcean Holdings Inc.	435,143	20,939
*	Calix Inc.	375,581	19,880
*	Agilysys Inc.	161,026	19,136
*	Teradata Corp.	624,072	18,997
*	Cleanspark Inc.	1,852,114	18,743
*	BlackLine Inc.	333,428	18,435
*	Axcelis Technologies Inc.	222,207	17,852
*	DXC Technology Co.	1,164,311	17,057
	Kulicke & Soffa Industries Inc.	368,898	16,807
*	Alarm.com Holdings Inc.	319,762	16,314
	ePlus Inc.	180,496	15,829
*	Insight Enterprises Inc.	187,829	15,302
*	Diodes Inc.	309,016	15,247
*	Extreme Networks Inc.	910,232	15,155
*	Photronics Inc.	432,337	13,835
*	Progress Software Corp.	295,627	12,700
*	LiveRamp Holdings Inc.	429,298	12,608
*	Knowles Corp.	573,530	12,291
	Adeia Inc.	710,677	12,259
*	ACM Research Inc. Class A	298,572	11,779
*	Veeco Instruments Inc.	382,054	10,919
*	Digi International Inc.	250,836	10,859
*	SolarEdge Technologies Inc.	367,287	10,596
	Vishay Intertechnology Inc.	728,709	10,559
	Benchmark Electronics Inc.	237,736	10,166
*	Rogers Corp.	110,104	10,082
	Power Integrations Inc.	282,889	10,054
*	NCR Voyix Corp.	959,811	9,790
*	Arlo Technologies Inc.	666,914	9,330
*	MaxLinear Inc. Class A	513,051	8,942
	CTS Corp.	207,114	8,879
	A10 Networks Inc.	456,820	8,081
*	NetScout Systems Inc.	298,330	8,073
*	Harmonic Inc.	793,299	7,846
*	Ultra Clean Holdings Inc.	308,303	7,809
*	Cohu Inc.	301,910	7,025
*	Penguin Solutions Inc.	331,395	6,482
*	PDF Solutions Inc.	194,213	5,541
*	ScanSource Inc.	129,081	5,042
*	Ichor Holdings Ltd.	230,738	4,253
	PC Connection Inc.	71,403	4,124
*	N-able Inc.	341,110	2,552
*	Grid Dynamics Holdings Inc.	201,614	1,821
*	Alpha & Omega Semiconductor Ltd.	41,047	813
*	Sprinklr Inc. Class A	77,530	603
*	Corsair Gaming Inc.	19,268	114
			1,317,981
Materials (5.4%)
	Eastman Chemical Co.	745,857	47,608
*	Solstice Advanced Materials Inc.	972,365	47,238
	Sealed Air Corp.	960,054	39,775
	Element Solutions Inc.	1,425,504	35,623
	Balchem Corp.	211,028	32,363
	Warrior Met Coal Inc.	354,068	31,218
	Celanese Corp.	732,775	30,982
	Sensient Technologies Corp.	278,033	26,121
	HB Fuller Co.	363,290	21,601
	Hawkins Inc.	130,140	18,488
	Materion Corp.	140,568	17,476
*	O-I Glass Inc.	1,013,773	14,963
*	Alpha Metallurgical Resources Inc.	70,023	13,996
*	Ingevity Corp.	235,996	13,966
*	Century Aluminum Co.	351,684	13,779
	Chemours Co.	1,110,834	13,097
	Minerals Technologies Inc.	213,260	12,998
8

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Innospec Inc.	166,911	12,775
	Quaker Chemical Corp.	87,856	12,064
	Kaiser Aluminum Corp.	97,286	11,174
	Sylvamo Corp.	230,748	11,111
	Worthington Steel Inc.	210,309	7,281
	Stepan Co.	133,959	6,344
*	Metallus Inc.	276,189	4,740
	Koppers Holdings Inc.	143,322	3,881
	SunCoke Energy Inc.	528,621	3,806
			504,468
Real Estate (7.3%)
	CareTrust REIT Inc.	1,305,891	47,221
	Terreno Realty Corp.	660,048	38,751
	Ryman Hospitality Properties Inc.	398,926	37,746
	Essential Properties Realty Trust Inc.	1,244,816	36,921
	Macerich Co.	1,629,000	30,071
	Phillips Edison & Co. Inc.	841,838	29,944
	Millrose Properties Inc.	976,176	29,158
	Tanger Inc.	790,287	26,372
*	Cushman & Wakefield Ltd.	1,569,053	25,403
	Outfront Media Inc.	906,363	21,843
	SL Green Realty Corp.	475,065	21,791
	Medical Properties Trust Inc.	3,931,087	19,656
	LXP Industrial Trust	379,213	18,801
	Highwoods Properties Inc.	719,523	18,578
	Apple Hospitality REIT Inc.	1,469,432	17,413
	Acadia Realty Trust	812,706	16,693
	Urban Edge Properties	857,583	16,457
	St. Joe Co.	268,170	15,921
	Four Corners Property Trust Inc.	625,086	14,415
	Curbline Properties Corp.	614,178	14,255
	Douglas Emmett Inc.	1,149,214	12,630
	Global Net Lease Inc.	1,420,350	12,215
	DiamondRock Hospitality Co.	1,335,812	11,969
	Sunstone Hotel Investors Inc.	1,307,201	11,686
	JBG SMITH Properties	601,996	10,240
	LTC Properties Inc.	289,165	9,942
	Xenia Hotels & Resorts Inc.	694,775	9,824
	Alexander & Baldwin Inc.	466,507	9,629
	Innovative Industrial Properties Inc.	198,083	9,381
	Pebblebrook Hotel Trust	816,022	9,237
	Veris Residential Inc.	593,082	8,825
	Getty Realty Corp.	314,029	8,595
	Elme Communities	484,413	8,429
	Centerspace	115,866	7,731
	American Assets Trust Inc.	335,051	6,343
	eXp World Holdings Inc.	628,593	5,689
	NexPoint Residential Trust Inc.	168,444	5,070
	Whitestone REIT	345,025	4,792
	Easterly Government Properties Inc. Class A	206,922	4,385
	Marcus & Millichap Inc.	159,946	4,365
	Armada Hoffler Properties Inc.	638,064	4,224
	Safehold Inc.	260,093	3,561
	Summit Hotel Properties Inc.	641,617	3,125
	Kennedy-Wilson Holdings Inc.	312,938	3,026
	Universal Health Realty Income Trust	75,025	2,942
	Saul Centers Inc.	77,667	2,449
			687,714
Utilities (2.1%)
	MDU Resources Group Inc.	1,411,858	27,560
	Otter Tail Corp.	281,486	22,747
	Clearway Energy Inc. Class C	683,004	22,717
	California Water Service Group	447,840	19,405
	Avista Corp.	498,195	19,200
	Chesapeake Utilities Corp.	151,565	18,909
	MGE Energy Inc.	237,478	18,623
	American States Water Co.	247,989	17,974
*	Hawaiian Electric Industries Inc.	882,821	10,859
	Northwest Natural Holding Co.	210,613	9,844
9

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	H2O America	133,024	6,517
	Unitil Corp.	122,902	5,953
	Middlesex Water Co.	50,677	2,555
			202,863
Total Common Stocks (Cost $6,277,852)			9,400,584
Rights (0.0%)
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 3.780% (Cost $6,003)	60,030	6,003
Total Investments (99.9%) (Cost $6,283,855)			9,406,587
Other Assets and Liabilities—Net (0.1%)			11,090
Net Assets (100%)			9,417,677
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	137	17,111	(207)
See accompanying Notes, which are an integral part of the Financial Statements.
10

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,277,852)	9,400,584
Affiliated Issuers (Cost $6,003)	6,003
Total Investments in Securities	9,406,587
Investment in Vanguard	225
Cash	89
Cash Collateral Pledged—Futures Contracts	1,070
Receivables for Investment Securities Sold	207
Receivables for Accrued Income	11,424
Receivables for Capital Shares Issued	609
Total Assets	9,420,211
Liabilities
Payables for Investment Securities Purchased	43
Payables for Capital Shares Redeemed	2,013
Payables to Vanguard	368
Variation Margin Payable—Futures Contracts	110
Total Liabilities	2,534
Net Assets	9,417,677
At December 31, 2025, net assets consisted of:

Paid-in Capital	7,565,385
Total Distributable Earnings (Loss)	1,852,292
Net Assets	9,417,677

Admiral™ Shares—Net Assets
Applicable to 85,401,657 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,395,728
Net Asset Value Per Share—Admiral Shares	$98.31

Institutional Shares—Net Assets
Applicable to 10,371,821 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,021,949
Net Asset Value Per Share—Institutional Shares	$98.53
See accompanying Notes, which are an integral part of the Financial Statements.
11

Tax-Managed Small-Cap Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	115,605
Interest[2]	899
Total Income	116,504
Expenses
The Vanguard Group—Note B
Investment Advisory Services	149
Management and Administrative—Admiral Shares	6,579
Management and Administrative—Institutional Shares	529
Marketing and Distribution—Admiral Shares	405
Marketing and Distribution—Institutional Shares	18
Custodian Fees	45
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—Admiral Shares	58
Shareholders’ Reports and Proxy Fees—Institutional Shares	5
Trustees’ Fees and Expenses	5
Other Expenses	20
Total Expenses	7,844
Net Investment Income	108,660
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	307,064
Futures Contracts	2,918
Realized Net Gain (Loss)	309,982
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	87,241
Futures Contracts	(102)
Change in Unrealized Appreciation (Depreciation)	87,139
Net Increase (Decrease) in Net Assets Resulting from Operations	505,781
1	Dividends are net of foreign withholding taxes of $2.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $777, $6, and ($2), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $656,149 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,660	151,686
Realized Net Gain (Loss)	309,982	572,472
Change in Unrealized Appreciation (Depreciation)	87,139	36,534
Net Increase (Decrease) in Net Assets Resulting from Operations	505,781	760,692
Distributions
Admiral Shares	(109,425)	(123,180)
Institutional Shares	(13,412)	(14,452)
Total Distributions	(122,837)	(137,632)
Capital Share Transactions
Admiral Shares	(437,945)	(116,072)
Institutional Shares	(21,282)	10,728
Net Increase (Decrease) from Capital Share Transactions	(459,227)	(105,344)
Total Increase (Decrease)	(76,283)	517,716
Net Assets
Beginning of Period	9,493,960	8,976,244
End of Period	9,417,677	9,493,960
See accompanying Notes, which are an integral part of the Financial Statements.
13

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$94.06	$87.91	$77.06	$93.29	$74.30
Investment Operations
Net Investment Income[1]	1.102	1.493	1.311	1.153	1.090
Net Realized and Unrealized Gain (Loss) on Investments	4.404	6.016	10.854	(16.221)	18.985
Total from Investment Operations	5.506	7.509	12.165	(15.068)	20.075
Distributions
Dividends from Net Investment Income	(1.256)	(1.359)	(1.315)	(1.162)	(1.085)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.256)	(1.359)	(1.315)	(1.162)	(1.085)
Net Asset Value, End of Period	$98.31	$94.06	$87.91	$77.06	$93.29
Total Return[2]	5.93%	8.61%	15.95%	-16.14%	27.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,396	$8,493	$8,048	$7,150	$8,631
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.65%	1.64%	1.41%	1.22%
Portfolio Turnover Rate[4]	18%	14%	20%	10%	9%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Tax-Managed Small-Cap Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$94.27	$88.11	$77.23	$93.50	$74.47
Investment Operations
Net Investment Income[1]	1.143	1.525	1.346	1.180	1.126
Net Realized and Unrealized Gain (Loss) on Investments	4.403	6.024	10.876	(16.261)	19.019
Total from Investment Operations	5.546	7.549	12.222	(15.081)	20.145
Distributions
Dividends from Net Investment Income	(1.286)	(1.389)	(1.342)	(1.189)	(1.115)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.286)	(1.389)	(1.342)	(1.189)	(1.115)
Net Asset Value, End of Period	$98.53	$94.27	$88.11	$77.23	$93.50
Total Return	5.96%	8.64%	15.99%	-16.12%	27.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,022	$1,001	$928	$752	$889
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.68%	1.68%	1.44%	1.26%
Portfolio Turnover Rate[3]	18%	14%	20%	10%	9%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and
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Tax-Managed Small-Cap Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $225,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,400,584	—	—	9,400,584
Rights	—	—	—	—
Temporary Cash Investments	6,003	—	—	6,003
Total	9,406,587	—	—	9,406,587

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(207)	—	—	(207)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	656,119
Total Distributable Earnings (Loss)	(656,119)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
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Tax-Managed Small-Cap Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	841
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,109,402
Capital Loss Carryforwards	(1,257,951)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,852,292
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	122,837	137,632
Long-Term Capital Gains	—	—
Total	122,837	137,632
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,297,185
Gross Unrealized Appreciation	3,552,519
Gross Unrealized Depreciation	(443,117)
Net Unrealized Appreciation (Depreciation)	3,109,402
E.  During the year ended December 31, 2025, the fund purchased $2,280,760,000 of investment securities and sold $1,646,858,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $1,062,717,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $421,732,000 and sales were $107,189,000, resulting in net realized gain of $4,345,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,396,480	14,696	1,219,531	13,525
Issued in Lieu of Cash Distributions	70,850	760	83,013	920
Redeemed	(1,905,275)	(20,353)	(1,418,616)	(15,697)
Net Increase (Decrease)—Admiral Shares	(437,945)	(4,897)	(116,072)	(1,252)
Institutional Shares
Issued	56,252	602	98,939	1,078
Issued in Lieu of Cash Distributions	7,356	79	8,180	90
Redeemed	(84,890)	(926)	(96,391)	(1,081)
Net Increase (Decrease)—Institutional Shares	(21,282)	(245)	10,728	87
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
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Tax-Managed Small-Cap Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
19

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Tax-Managed Funds and Shareholders of Vanguard Tax-Managed Small-Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Managed Small-Cap Fund (one of the funds constituting Vanguard Tax-Managed Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
For corporate shareholders, 83.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $106,343,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for the fiscal year.
The fund hereby designates for the fiscal year $415,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $16,494,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for the fiscal year.
Q99450 022026
21

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Tax-Managed Balanced Fund

A majority of independent trustees of the board of Vanguard Tax-Managed Balanced Fund (Trustees) has approved a restructuring of the fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group and Global Equity Index Management team (GE), now within VCM, adhere to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group and GE, in their management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangements - Tax-Managed Capital Appreciation Fund and Tax-Managed Small-Cap Fund

A majority of independent trustees of the board of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD tax-managed FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD tax-managed FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.